Vanguard® Long-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
As of November 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Corporate Bonds (98.6%)
Communications (12.2%)
	Alphabet Inc.	1.900%	8/15/40	2,975	1,961
	Alphabet Inc.	2.050%	8/15/50	13,755	8,038
	Alphabet Inc.	2.250%	8/15/60	1,720	1,002
	America Movil SAB de CV	6.375%	3/1/35	2,483	2,642
	America Movil SAB de CV	6.125%	11/15/37	1,101	1,131
	America Movil SAB de CV	6.125%	3/30/40	6,595	6,800
	America Movil SAB de CV	4.375%	7/16/42	4,389	3,638
	America Movil SAB de CV	4.375%	4/22/49	4,155	3,389
	AT&T Inc.	2.550%	12/1/33	10,896	8,479
	AT&T Inc.	5.400%	2/15/34	8,864	8,766
	AT&T Inc.	4.500%	5/15/35	9,325	8,430
	AT&T Inc.	5.250%	3/1/37	5,120	4,885
	AT&T Inc.	4.900%	8/15/37	2,673	2,435
	AT&T Inc.	4.850%	3/1/39	9,347	8,390
	AT&T Inc.	5.350%	9/1/40	1,640	1,537
	AT&T Inc.	3.500%	6/1/41	10,194	7,573
	AT&T Inc.	4.300%	12/15/42	5,529	4,522
	AT&T Inc.	3.100%	2/1/43	545	387
	AT&T Inc.	4.650%	6/1/44	1,220	1,014
	AT&T Inc.	4.350%	6/15/45	4,866	3,883
	AT&T Inc.	4.750%	5/15/46	6,858	5,803
[1]	AT&T Inc.	5.150%	11/15/46	4,395	3,916
	AT&T Inc.	5.450%	3/1/47	1,967	1,824
	AT&T Inc.	4.500%	3/9/48	7,878	6,408
	AT&T Inc.	4.550%	3/9/49	7,785	6,312
	AT&T Inc.	5.150%	2/15/50	1,609	1,422
	AT&T Inc.	3.650%	6/1/51	8,781	6,114
	AT&T Inc.	3.500%	9/15/53	22,816	15,201
	AT&T Inc.	3.550%	9/15/55	25,042	16,536
	AT&T Inc.	3.800%	12/1/57	19,363	13,233
	AT&T Inc.	3.650%	9/15/59	20,833	13,745
	AT&T Inc.	3.850%	6/1/60	5,789	3,961
	AT&T Inc.	3.500%	2/1/61	1,620	1,036
	Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/48	3,755	3,140
	Bell Telephone Co. of Canada or Bell Canada	4.300%	7/29/49	2,055	1,636
[1]	Bell Telephone Co. of Canada or Bell Canada	3.650%	3/17/51	918	652
[1]	Bell Telephone Co. of Canada or Bell Canada	3.200%	2/15/52	2,020	1,314
	Bell Telephone Co. of Canada or Bell Canada	3.650%	8/15/52	2,467	1,761
	Charter Communications Operating LLC	6.650%	2/1/34	2,900	2,968
	Charter Communications Operating LLC	6.384%	10/23/35	6,507	6,377
	Charter Communications Operating LLC	5.375%	4/1/38	1,826	1,578

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Charter Communications Operating LLC	3.500%	6/1/41	5,257	3,510
Charter Communications Operating LLC	3.500%	3/1/42	4,936	3,254
Charter Communications Operating LLC	6.484%	10/23/45	10,362	9,610
Charter Communications Operating LLC	5.375%	5/1/47	8,770	7,087
Charter Communications Operating LLC	5.750%	4/1/48	7,930	6,688
Charter Communications Operating LLC	5.125%	7/1/49	3,114	2,413
Charter Communications Operating LLC	4.800%	3/1/50	9,997	7,396
Charter Communications Operating LLC	3.700%	4/1/51	6,276	3,882
Charter Communications Operating LLC	3.900%	6/1/52	7,597	4,852
Charter Communications Operating LLC	5.250%	4/1/53	5,907	4,715
Charter Communications Operating LLC	6.834%	10/23/55	1,535	1,461
Charter Communications Operating LLC	3.850%	4/1/61	5,586	3,336
Charter Communications Operating LLC	4.400%	12/1/61	4,576	3,009
Charter Communications Operating LLC	3.950%	6/30/62	3,359	2,021
Charter Communications Operating LLC	5.500%	4/1/63	4,613	3,644
Comcast Corp.	7.050%	3/15/33	26	30
Comcast Corp.	4.200%	8/15/34	4,430	4,047
Comcast Corp.	5.650%	6/15/35	3,075	3,156
Comcast Corp.	4.400%	8/15/35	4,052	3,721
Comcast Corp.	6.500%	11/15/35	2,009	2,200
Comcast Corp.	3.200%	7/15/36	1,402	1,123
Comcast Corp.	6.450%	3/15/37	997	1,071
Comcast Corp.	6.950%	8/15/37	1,050	1,181
Comcast Corp.	3.900%	3/1/38	4,946	4,204
Comcast Corp.	4.600%	10/15/38	2,581	2,355
Comcast Corp.	6.550%	7/1/39	2,458	2,665
Comcast Corp.	3.250%	11/1/39	3,760	2,858
Comcast Corp.	3.750%	4/1/40	6,006	4,889
Comcast Corp.	4.650%	7/15/42	2,075	1,831
Comcast Corp.	4.600%	8/15/45	3,233	2,816
Comcast Corp.	3.400%	7/15/46	3,678	2,667
Comcast Corp.	4.000%	8/15/47	2,847	2,238
Comcast Corp.	3.969%	11/1/47	6,583	5,164
Comcast Corp.	4.000%	3/1/48	3,942	3,116
Comcast Corp.	4.700%	10/15/48	6,156	5,492
Comcast Corp.	3.999%	11/1/49	6,339	4,963
Comcast Corp.	3.450%	2/1/50	6,691	4,788
Comcast Corp.	2.800%	1/15/51	5,625	3,518
Comcast Corp.	2.887%	11/1/51	19,232	12,130
Comcast Corp.	2.450%	8/15/52	1,390	803
Comcast Corp.	4.049%	11/1/52	3,411	2,661
Comcast Corp.	5.350%	5/15/53	5,015	4,846
Comcast Corp.	2.937%	11/1/56	18,726	11,432
Comcast Corp.	4.950%	10/15/58	1,395	1,268
Comcast Corp.	2.650%	8/15/62	3,001	1,678
Comcast Corp.	2.987%	11/1/63	13,433	7,985
Comcast Corp.	5.500%	5/15/64	6,693	6,521
Discovery Communications LLC	5.000%	9/20/37	999	848
Discovery Communications LLC	6.350%	6/1/40	1,789	1,716
Discovery Communications LLC	4.875%	4/1/43	1,364	1,074
Discovery Communications LLC	5.200%	9/20/47	4,013	3,249
Discovery Communications LLC	5.300%	5/15/49	2,159	1,764
Discovery Communications LLC	4.650%	5/15/50	2,882	2,171
Discovery Communications LLC	4.000%	9/15/55	5,617	3,708
Electronic Arts Inc.	2.950%	2/15/51	2,438	1,577
Fox Corp.	5.476%	1/25/39	2,888	2,637
Fox Corp.	5.576%	1/25/49	5,969	5,310
Grupo Televisa SAB	6.625%	1/15/40	1,777	1,763

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Grupo Televisa SAB	5.000%	5/13/45	2,580	2,079
Grupo Televisa SAB	6.125%	1/31/46	3,360	3,136
Grupo Televisa SAB	5.250%	5/24/49	1,925	1,605
Interpublic Group of Cos. Inc.	3.375%	3/1/41	1,905	1,330
Interpublic Group of Cos. Inc.	5.400%	10/1/48	1,547	1,357
Meta Platforms Inc.	4.450%	8/15/52	9,082	7,734
Meta Platforms Inc.	5.600%	5/15/53	8,201	8,342
Meta Platforms Inc.	4.650%	8/15/62	4,850	4,174
Meta Platforms Inc.	5.750%	5/15/63	5,795	5,898
NBCUniversal Media LLC	6.400%	4/30/40	557	600
NBCUniversal Media LLC	5.950%	4/1/41	1,670	1,703
NBCUniversal Media LLC	4.450%	1/15/43	2,972	2,549
Orange SA	5.375%	1/13/42	2,934	2,774
Orange SA	5.500%	2/6/44	2,746	2,628
Paramount Global	6.875%	4/30/36	5,003	4,779
Paramount Global	5.900%	10/15/40	696	578
Paramount Global	4.850%	7/1/42	2,299	1,666
Paramount Global	4.375%	3/15/43	4,677	3,184
Paramount Global	5.850%	9/1/43	3,669	2,994
Paramount Global	5.250%	4/1/44	981	737
Paramount Global	4.900%	8/15/44	1,049	754
Paramount Global	4.600%	1/15/45	1,609	1,100
Paramount Global	4.950%	5/19/50	2,977	2,190
Rogers Communications Inc.	7.500%	8/15/38	1,008	1,095
Rogers Communications Inc.	4.500%	3/15/42	2,485	2,048
Rogers Communications Inc.	4.500%	3/15/43	1,656	1,340
Rogers Communications Inc.	5.450%	10/1/43	1,210	1,095
Rogers Communications Inc.	5.000%	3/15/44	3,072	2,639
Rogers Communications Inc.	4.300%	2/15/48	2,543	1,921
Rogers Communications Inc.	4.350%	5/1/49	4,227	3,254
Rogers Communications Inc.	3.700%	11/15/49	3,127	2,166
Rogers Communications Inc.	4.550%	3/15/52	6,602	5,235
Telefonica Emisiones SA	7.045%	6/20/36	7,884	8,557
Telefonica Emisiones SA	4.665%	3/6/38	1,175	1,020
Telefonica Emisiones SA	5.213%	3/8/47	7,849	6,721
Telefonica Emisiones SA	4.895%	3/6/48	5,677	4,616
Telefonica Emisiones SA	5.520%	3/1/49	2,701	2,403
TELUS Corp.	4.600%	11/16/48	2,469	2,023
TELUS Corp.	4.300%	6/15/49	1,766	1,368
Thomson Reuters Corp.	5.500%	8/15/35	1,195	1,169
Thomson Reuters Corp.	5.850%	4/15/40	1,529	1,492
Thomson Reuters Corp.	5.650%	11/23/43	893	821
Time Warner Cable LLC	6.550%	5/1/37	5,096	4,807
Time Warner Cable LLC	7.300%	7/1/38	5,320	5,313
Time Warner Cable LLC	6.750%	6/15/39	4,609	4,377
Time Warner Cable LLC	5.875%	11/15/40	3,596	3,104
Time Warner Cable LLC	5.500%	9/1/41	3,730	3,091
Time Warner Cable LLC	4.500%	9/15/42	4,887	3,612
T-Mobile USA Inc.	5.750%	1/15/34	3,620	3,686
T-Mobile USA Inc.	4.375%	4/15/40	7,207	6,159
T-Mobile USA Inc.	3.000%	2/15/41	6,023	4,242
T-Mobile USA Inc.	4.500%	4/15/50	9,391	7,772
T-Mobile USA Inc.	3.300%	2/15/51	6,363	4,259
T-Mobile USA Inc.	3.400%	10/15/52	6,346	4,268
T-Mobile USA Inc.	5.650%	1/15/53	9,691	9,454
T-Mobile USA Inc.	5.750%	1/15/54	5,876	5,809
T-Mobile USA Inc.	6.000%	6/15/54	6,115	6,249
T-Mobile USA Inc.	3.600%	11/15/60	3,462	2,309

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	T-Mobile USA Inc.	5.800%	9/15/62	1,737	1,705
	TWDC Enterprises 18 Corp.	4.375%	8/16/41	2,218	1,911
[1]	TWDC Enterprises 18 Corp.	4.125%	12/1/41	1,936	1,639
[1]	TWDC Enterprises 18 Corp.	3.700%	12/1/42	843	671
[1]	TWDC Enterprises 18 Corp.	4.125%	6/1/44	3,224	2,697
[1]	TWDC Enterprises 18 Corp.	3.000%	7/30/46	1,697	1,160
	Verizon Communications Inc.	4.400%	11/1/34	3,883	3,570
	Verizon Communications Inc.	5.850%	9/15/35	285	297
	Verizon Communications Inc.	4.272%	1/15/36	5,192	4,656
	Verizon Communications Inc.	5.250%	3/16/37	4,425	4,386
	Verizon Communications Inc.	4.812%	3/15/39	5,032	4,605
	Verizon Communications Inc.	2.650%	11/20/40	7,270	4,950
	Verizon Communications Inc.	3.400%	3/22/41	11,228	8,489
	Verizon Communications Inc.	2.850%	9/3/41	3,387	2,353
	Verizon Communications Inc.	4.750%	11/1/41	2,685	2,481
	Verizon Communications Inc.	3.850%	11/1/42	2,073	1,645
	Verizon Communications Inc.	6.550%	9/15/43	4,213	4,605
	Verizon Communications Inc.	4.125%	8/15/46	1,819	1,468
	Verizon Communications Inc.	4.862%	8/21/46	7,656	6,820
	Verizon Communications Inc.	5.500%	3/16/47	1,438	1,409
	Verizon Communications Inc.	4.522%	9/15/48	4,499	3,869
	Verizon Communications Inc.	4.000%	3/22/50	7,065	5,472
	Verizon Communications Inc.	2.875%	11/20/50	9,517	6,014
	Verizon Communications Inc.	3.550%	3/22/51	15,902	11,382
	Verizon Communications Inc.	3.875%	3/1/52	1,415	1,075
	Verizon Communications Inc.	5.012%	8/21/54	3,215	2,923
	Verizon Communications Inc.	4.672%	3/15/55	3,559	3,067
	Verizon Communications Inc.	2.987%	10/30/56	11,589	7,110
	Verizon Communications Inc.	3.000%	11/20/60	6,273	3,810
	Verizon Communications Inc.	3.700%	3/22/61	10,651	7,532
	Vodafone Group plc	6.150%	2/27/37	5,736	5,915
	Vodafone Group plc	5.000%	5/30/38	470	448
	Vodafone Group plc	4.375%	2/19/43	5,803	4,763
	Vodafone Group plc	5.250%	5/30/48	4,621	4,223
	Vodafone Group plc	4.875%	6/19/49	6,497	5,525
	Vodafone Group plc	4.250%	9/17/50	5,544	4,275
	Vodafone Group plc	5.625%	2/10/53	2,509	2,386
	Vodafone Group plc	5.125%	6/19/59	1,526	1,293
	Vodafone Group plc	5.750%	2/10/63	1,085	1,028
	Walt Disney Co.	6.200%	12/15/34	1,374	1,502
	Walt Disney Co.	6.400%	12/15/35	2,578	2,839
	Walt Disney Co.	6.150%	3/1/37	847	897
	Walt Disney Co.	6.650%	11/15/37	5,663	6,354
	Walt Disney Co.	4.625%	3/23/40	4,552	4,230
	Walt Disney Co.	3.500%	5/13/40	6,485	5,216
	Walt Disney Co.	6.150%	2/15/41	1,081	1,153
	Walt Disney Co.	5.400%	10/1/43	2,064	2,048
	Walt Disney Co.	4.750%	9/15/44	3,099	2,792
	Walt Disney Co.	4.950%	10/15/45	1,760	1,630
	Walt Disney Co.	7.750%	12/1/45	1,201	1,522
	Walt Disney Co.	4.750%	11/15/46	1,181	1,061
	Walt Disney Co.	2.750%	9/1/49	5,945	3,820
	Walt Disney Co.	4.700%	3/23/50	5,599	5,121
	Walt Disney Co.	3.600%	1/13/51	6,205	4,691
	Walt Disney Co.	3.800%	5/13/60	5,098	3,819
	Warnermedia Holdings Inc.	5.050%	3/15/42	14,461	11,945
	Warnermedia Holdings Inc.	5.141%	3/15/52	24,647	19,698

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Warnermedia Holdings Inc.	5.391%	3/15/62	10,102	8,044
					841,345
Consumer Discretionary (5.8%)
	Alibaba Group Holding Ltd.	4.500%	11/28/34	2,957	2,658
	Alibaba Group Holding Ltd.	4.000%	12/6/37	3,125	2,557
	Alibaba Group Holding Ltd.	2.700%	2/9/41	3,146	2,006
	Alibaba Group Holding Ltd.	4.200%	12/6/47	5,851	4,409
	Alibaba Group Holding Ltd.	3.150%	2/9/51	4,505	2,722
	Alibaba Group Holding Ltd.	4.400%	12/6/57	4,158	3,101
	Alibaba Group Holding Ltd.	3.250%	2/9/61	3,298	1,901
	Amazon.com Inc.	4.800%	12/5/34	4,165	4,196
	Amazon.com Inc.	3.875%	8/22/37	8,543	7,618
	Amazon.com Inc.	2.875%	5/12/41	3,561	2,641
	Amazon.com Inc.	4.950%	12/5/44	5,551	5,450
	Amazon.com Inc.	4.050%	8/22/47	11,474	9,751
	Amazon.com Inc.	2.500%	6/3/50	6,157	3,850
	Amazon.com Inc.	3.100%	5/12/51	11,291	7,915
	Amazon.com Inc.	3.950%	4/13/52	12,133	9,930
	Amazon.com Inc.	4.250%	8/22/57	8,125	6,959
	Amazon.com Inc.	2.700%	6/3/60	2,930	1,787
	Amazon.com Inc.	3.250%	5/12/61	6,101	4,189
	Amazon.com Inc.	4.100%	4/13/62	4,796	3,919
[1]	American University	3.672%	4/1/49	1,421	1,082
	Aptiv plc	4.400%	10/1/46	175	132
	Aptiv plc	5.400%	3/15/49	1,094	955
	Aptiv plc	3.100%	12/1/51	4,748	2,856
	Aptiv plc	4.150%	5/1/52	3,455	2,529
	AutoZone Inc.	6.550%	11/1/33	1,516	1,616
	BorgWarner Inc.	4.375%	3/15/45	1,553	1,201
[1]	Brown University	2.924%	9/1/50	1,172	781
	Brunswick Corp.	5.100%	4/1/52	980	712
[1]	California Endowment	2.498%	4/1/51	1,015	610
	California Institute of Technology	4.321%	8/1/45	1,012	877
	California Institute of Technology	4.700%	11/1/11	983	802
	California Institute of Technology	3.650%	9/1/19	1,204	765
[1]	Case Western Reserve University	5.405%	6/1/22	980	887
	Claremont Mckenna College	3.775%	1/1/22	874	556
	Cleveland Clinic Foundation	4.858%	1/1/14	1,340	1,136
	Darden Restaurants Inc.	4.550%	2/15/48	1,174	933
	Dick's Sporting Goods Inc.	4.100%	1/15/52	2,555	1,705
[1]	Duke University	2.682%	10/1/44	1,009	703
[1]	Duke University	2.757%	10/1/50	1,040	672
[1]	Duke University	2.832%	10/1/55	2,315	1,451
	eBay Inc.	4.000%	7/15/42	2,706	2,110
	eBay Inc.	3.650%	5/10/51	2,668	1,879
[1]	Emory University	2.969%	9/1/50	920	607
[1]	Ford Foundation	2.415%	6/1/50	540	322
[1]	Ford Foundation	2.815%	6/1/70	5,686	3,263
	Ford Motor Co.	4.750%	1/15/43	6,512	5,023
	Ford Motor Co.	7.400%	11/1/46	835	853
	Ford Motor Co.	5.291%	12/8/46	4,385	3,559
	Fortune Brands Innovations Inc.	4.500%	3/25/52	1,545	1,206
	General Motors Co.	5.000%	4/1/35	1,587	1,436
	General Motors Co.	6.600%	4/1/36	4,515	4,631
	General Motors Co.	5.150%	4/1/38	4,044	3,583
	General Motors Co.	6.250%	10/2/43	4,845	4,650
	General Motors Co.	5.200%	4/1/45	5,604	4,735
	General Motors Co.	6.750%	4/1/46	1,808	1,834

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Motors Co.	5.400%	4/1/48	2,307	1,956
	General Motors Co.	5.950%	4/1/49	2,900	2,653
[1]	George Washington University	4.300%	9/15/44	937	778
	George Washington University	4.868%	9/15/45	936	845
[1]	George Washington University	4.126%	9/15/48	2,470	2,018
[1]	Georgetown University	4.315%	4/1/49	1,242	1,034
[1]	Georgetown University	2.943%	4/1/50	1,017	651
	Georgetown University	5.115%	4/1/53	1,005	953
[1]	Georgetown University	5.215%	10/1/18	969	838
	Harley-Davidson Inc.	4.625%	7/28/45	1,707	1,283
	Hasbro Inc.	6.350%	3/15/40	2,683	2,603
	Hasbro Inc.	5.100%	5/15/44	1,404	1,163
	Home Depot Inc.	5.875%	12/16/36	9,889	10,557
	Home Depot Inc.	3.300%	4/15/40	5,215	4,065
	Home Depot Inc.	5.400%	9/15/40	1,311	1,312
	Home Depot Inc.	5.950%	4/1/41	4,272	4,501
	Home Depot Inc.	4.200%	4/1/43	3,744	3,210
	Home Depot Inc.	4.875%	2/15/44	3,641	3,397
	Home Depot Inc.	4.400%	3/15/45	2,449	2,134
	Home Depot Inc.	4.250%	4/1/46	5,908	4,995
	Home Depot Inc.	3.900%	6/15/47	4,613	3,689
	Home Depot Inc.	4.500%	12/6/48	4,890	4,315
	Home Depot Inc.	3.125%	12/15/49	1,911	1,316
	Home Depot Inc.	3.350%	4/15/50	8,036	5,788
	Home Depot Inc.	2.375%	3/15/51	1,910	1,115
	Home Depot Inc.	2.750%	9/15/51	1,733	1,092
	Home Depot Inc.	3.625%	4/15/52	8,027	6,035
	Home Depot Inc.	4.950%	9/15/52	4,462	4,228
	Home Depot Inc.	3.500%	9/15/56	591	424
[1]	Howard University	5.209%	10/1/52	1,001	845
	JD.com Inc.	4.125%	1/14/50	1,026	745
[1]	Johns Hopkins University	4.083%	7/1/53	1,157	936
[1]	Johns Hopkins University	2.813%	1/1/60	1,190	709
	Lear Corp.	5.250%	5/15/49	2,056	1,775
	Lear Corp.	3.550%	1/15/52	1,080	699
	Leggett & Platt Inc.	3.500%	11/15/51	1,854	1,217
	Leland Stanford Junior University	3.647%	5/1/48	2,402	1,896
	Leland Stanford Junior University	2.413%	6/1/50	1,650	996
	Lowe's Cos. Inc.	5.500%	10/15/35	1,130	1,136
	Lowe's Cos. Inc.	5.000%	4/15/40	539	490
	Lowe's Cos. Inc.	2.800%	9/15/41	4,372	2,968
	Lowe's Cos. Inc.	4.650%	4/15/42	837	728
	Lowe's Cos. Inc.	4.250%	9/15/44	347	264
	Lowe's Cos. Inc.	4.375%	9/15/45	1,130	922
	Lowe's Cos. Inc.	3.700%	4/15/46	3,450	2,536
	Lowe's Cos. Inc.	4.050%	5/3/47	3,095	2,389
	Lowe's Cos. Inc.	4.550%	4/5/49	2,250	1,847
	Lowe's Cos. Inc.	5.125%	4/15/50	1,805	1,620
	Lowe's Cos. Inc.	3.000%	10/15/50	2,485	1,566
	Lowe's Cos. Inc.	3.500%	4/1/51	1,003	688
	Lowe's Cos. Inc.	4.250%	4/1/52	6,496	5,097
	Lowe's Cos. Inc.	5.625%	4/15/53	4,083	3,969
	Lowe's Cos. Inc.	5.750%	7/1/53	1,370	1,351
	Lowe's Cos. Inc.	4.450%	4/1/62	1,696	1,311
	Lowe's Cos. Inc.	5.800%	9/15/62	6,646	6,416
	Lowe's Cos. Inc.	5.850%	4/1/63	3,859	3,743
	Masco Corp.	4.500%	5/15/47	1,173	926
	Masco Corp.	3.125%	2/15/51	984	619

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Massachusetts Institute of Technology	3.959%	7/1/38	1,284	1,111
[1]	Massachusetts Institute of Technology	2.989%	7/1/50	2,422	1,659
[1]	Massachusetts Institute of Technology	2.294%	7/1/51	1,211	702
	Massachusetts Institute of Technology	3.067%	4/1/52	2,385	1,650
	Massachusetts Institute of Technology	5.600%	7/1/11	1,536	1,601
	Massachusetts Institute of Technology	4.678%	7/1/14	1,443	1,248
	Massachusetts Institute of Technology	3.885%	7/1/16	1,623	1,165
[1]	McDonald's Corp.	4.700%	12/9/35	2,404	2,274
[1]	McDonald's Corp.	6.300%	10/15/37	2,171	2,354
[1]	McDonald's Corp.	6.300%	3/1/38	1,771	1,926
[1]	McDonald's Corp.	5.700%	2/1/39	961	975
[1]	McDonald's Corp.	4.875%	7/15/40	977	901
[1]	McDonald's Corp.	3.700%	2/15/42	1,252	987
[1]	McDonald's Corp.	3.625%	5/1/43	1,086	833
[1]	McDonald's Corp.	4.600%	5/26/45	2,178	1,916
[1]	McDonald's Corp.	4.875%	12/9/45	6,482	5,893
[1]	McDonald's Corp.	4.450%	3/1/47	3,827	3,266
[1]	McDonald's Corp.	4.450%	9/1/48	1,641	1,408
[1]	McDonald's Corp.	3.625%	9/1/49	5,509	4,097
[1]	McDonald's Corp.	4.200%	4/1/50	2,168	1,765
[1]	McDonald's Corp.	5.150%	9/9/52	2,534	2,379
	McDonald's Corp.	5.450%	8/14/53	3,010	2,967
	MDC Holdings Inc.	6.000%	1/15/43	2,433	2,132
	NIKE Inc.	3.250%	3/27/40	2,493	1,967
	NIKE Inc.	3.625%	5/1/43	905	731
	NIKE Inc.	3.875%	11/1/45	2,748	2,278
	NIKE Inc.	3.375%	11/1/46	1,450	1,085
	NIKE Inc.	3.375%	3/27/50	4,210	3,218
[1]	Northeastern University	2.894%	10/1/50	1,255	808
[1]	Northwestern University	4.643%	12/1/44	1,185	1,087
[1]	Northwestern University	2.640%	12/1/50	1,715	1,076
[1]	Northwestern University	3.662%	12/1/57	1,330	978
	Owens Corning	7.000%	12/1/36	1,310	1,443
	Owens Corning	4.300%	7/15/47	1,974	1,567
	Owens Corning	4.400%	1/30/48	868	693
	President & Fellows of Harvard College	4.875%	10/15/40	591	562
	President & Fellows of Harvard College	3.150%	7/15/46	765	550
	President & Fellows of Harvard College	2.517%	10/15/50	2,095	1,308
	President & Fellows of Harvard College	3.745%	11/15/52	1,408	1,111
	President & Fellows of Harvard College	3.300%	7/15/56	1,777	1,253
	PulteGroup Inc.	6.000%	2/15/35	980	978
[1]	Rockefeller Foundation	2.492%	10/1/50	2,915	1,766
	Snap-on Inc.	4.100%	3/1/48	1,080	879
	Snap-on Inc.	3.100%	5/1/50	1,675	1,154
	Stanley Black & Decker Inc.	5.200%	9/1/40	759	692
	Stanley Black & Decker Inc.	4.850%	11/15/48	1,013	851
	Stanley Black & Decker Inc.	2.750%	11/15/50	4,904	2,798
	Starbucks Corp.	4.300%	6/15/45	1,452	1,210
	Starbucks Corp.	3.750%	12/1/47	3,004	2,245
	Starbucks Corp.	4.500%	11/15/48	4,873	4,165
	Starbucks Corp.	4.450%	8/15/49	2,887	2,444
	Starbucks Corp.	3.350%	3/12/50	1,936	1,345
	Starbucks Corp.	3.500%	11/15/50	3,829	2,763
	Thomas Jefferson University	3.847%	11/1/57	1,574	1,088
	TJX Cos. Inc.	4.500%	4/15/50	1,132	992
[1]	Trustees of Boston College	3.129%	7/1/52	1,097	744
[1]	Trustees of Boston University	4.061%	10/1/48	1,348	1,107
	Trustees of Princeton University	5.700%	3/1/39	1,860	1,955

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Trustees of Princeton University	2.516%	7/1/50	1,698	1,078
	Trustees of Princeton University	4.201%	3/1/52	699	598
[1]	Trustees of the University of Pennsylvania	2.396%	10/1/50	1,138	675
	Trustees of the University of Pennsylvania	4.674%	9/1/12	724	617
	Trustees of the University of Pennsylvania	3.610%	2/15/19	1,327	868
[1]	University of Chicago	2.761%	4/1/45	910	640
[1]	University of Chicago	2.547%	4/1/50	1,797	1,112
	University of Chicago	3.000%	10/1/52	1,106	725
[1]	University of Chicago	4.003%	10/1/53	903	738
[1]	University of Miami	4.063%	4/1/52	1,550	1,232
[1]	University of Notre Dame du Lac	3.438%	2/15/45	1,095	830
[1]	University of Notre Dame du Lac	3.394%	2/15/48	2,938	2,193
[1]	University of Southern California	3.028%	10/1/39	1,985	1,534
[1]	University of Southern California	3.841%	10/1/47	1,128	913
	University of Southern California	2.805%	10/1/50	769	492
[1]	University of Southern California	2.945%	10/1/51	1,373	903
	University of Southern California	4.976%	10/1/53	890	845
	University of Southern California	5.250%	10/1/11	994	935
[1]	University of Southern California	3.226%	10/1/20	790	453
[1]	Washington University	3.524%	4/15/54	2,052	1,513
	Washington University	4.349%	4/15/22	1,032	802
	Whirlpool Corp.	4.500%	6/1/46	861	677
	Whirlpool Corp.	4.600%	5/15/50	1,815	1,418
[1]	William Marsh Rice University	3.574%	5/15/45	1,565	1,217
[1]	William Marsh Rice University	3.774%	5/15/55	988	766
[1]	Yale University	2.402%	4/15/50	2,309	1,391
					400,828
Consumer Staples (7.9%)
	Altria Group Inc.	5.800%	2/14/39	5,923	5,833
	Altria Group Inc.	3.400%	2/4/41	2,757	1,907
	Altria Group Inc.	4.250%	8/9/42	1,736	1,332
	Altria Group Inc.	4.500%	5/2/43	5,486	4,325
	Altria Group Inc.	5.375%	1/31/44	3,162	3,058
	Altria Group Inc.	3.875%	9/16/46	6,759	4,754
	Altria Group Inc.	5.950%	2/14/49	8,376	8,155
	Altria Group Inc.	4.450%	5/6/50	2,772	2,080
	Altria Group Inc.	3.700%	2/4/51	4,833	3,227
	Altria Group Inc.	6.200%	2/14/59	360	361
	Altria Group Inc.	4.000%	2/4/61	2,236	1,541
[1]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	22,742	21,674
[1]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	37,447	34,651
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	1,972	1,876
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	2,488	2,219
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	3,305	3,048
	Anheuser-Busch InBev Worldwide Inc.	5.875%	6/15/35	1,250	1,317
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	6,959	6,298
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	4,685	5,935
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	7,112	7,134
	Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	2,211	2,709
	Anheuser-Busch InBev Worldwide Inc.	4.350%	6/1/40	4,349	3,848
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	3,007	2,843
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	6,593	5,886
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	5,132	4,470
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	16,249	16,580
	Anheuser-Busch InBev Worldwide Inc.	4.500%	6/1/50	5,507	4,845
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	3,039	2,702
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	6,173	6,452
	Anheuser-Busch InBev Worldwide Inc.	4.600%	6/1/60	867	746

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Archer-Daniels-Midland Co.	5.935%	10/1/32	440	469
	Archer-Daniels-Midland Co.	4.500%	8/15/33	1,480	1,415
	Archer-Daniels-Midland Co.	5.375%	9/15/35	803	812
	Archer-Daniels-Midland Co.	3.750%	9/15/47	927	709
	Archer-Daniels-Midland Co.	4.500%	3/15/49	2,293	2,003
	Archer-Daniels-Midland Co.	2.700%	9/15/51	1,227	765
	BAT Capital Corp.	4.390%	8/15/37	9,473	7,645
	BAT Capital Corp.	3.734%	9/25/40	2,317	1,637
	BAT Capital Corp.	7.079%	8/2/43	1,755	1,786
	BAT Capital Corp.	4.540%	8/15/47	8,317	6,090
	BAT Capital Corp.	4.758%	9/6/49	4,482	3,348
	BAT Capital Corp.	5.282%	4/2/50	3,080	2,485
	BAT Capital Corp.	3.984%	9/25/50	3,319	2,229
	BAT Capital Corp.	5.650%	3/16/52	1,106	951
	BAT Capital Corp.	7.081%	8/2/53	3,120	3,161
	Brown-Forman Corp.	4.000%	4/15/38	1,047	893
	Brown-Forman Corp.	4.500%	7/15/45	1,206	1,051
	Campbell Soup Co.	4.800%	3/15/48	2,829	2,391
	Campbell Soup Co.	3.125%	4/24/50	2,820	1,798
	Church & Dwight Co. Inc.	3.950%	8/1/47	1,608	1,251
	Church & Dwight Co. Inc.	5.000%	6/15/52	1,556	1,446
	Coca-Cola Co.	2.500%	6/1/40	2,876	2,050
	Coca-Cola Co.	2.875%	5/5/41	2,531	1,886
	Coca-Cola Co.	4.200%	3/25/50	1,025	900
	Coca-Cola Co.	2.600%	6/1/50	4,587	2,957
	Coca-Cola Co.	3.000%	3/5/51	4,725	3,348
	Coca-Cola Co.	2.500%	3/15/51	4,185	2,625
	Coca-Cola Co.	2.750%	6/1/60	2,865	1,830
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	1,755	1,644
[1]	Colgate-Palmolive Co.	4.000%	8/15/45	1,834	1,574
[1]	Colgate-Palmolive Co.	3.700%	8/1/47	2,812	2,286
	Conagra Brands Inc.	5.300%	11/1/38	4,686	4,267
	Conagra Brands Inc.	5.400%	11/1/48	2,349	2,099
	Constellation Brands Inc.	4.500%	5/9/47	1,678	1,390
	Constellation Brands Inc.	4.100%	2/15/48	1,658	1,305
	Constellation Brands Inc.	5.250%	11/15/48	3,018	2,803
	Constellation Brands Inc.	3.750%	5/1/50	1,245	919
	Delhaize America LLC	9.000%	4/15/31	110	126
	Diageo Capital plc	5.875%	9/30/36	1,734	1,823
	Diageo Capital plc	3.875%	4/29/43	1,795	1,462
	Diageo Investment Corp.	7.450%	4/15/35	2,435	2,843
	Diageo Investment Corp.	4.250%	5/11/42	1,157	986
	Dollar General Corp.	4.125%	4/3/50	3,052	2,237
	Dollar Tree Inc.	3.375%	12/1/51	1,555	988
	Estee Lauder Cos. Inc.	6.000%	5/15/37	857	892
	Estee Lauder Cos. Inc.	4.375%	6/15/45	2,717	2,272
	Estee Lauder Cos. Inc.	4.150%	3/15/47	1,537	1,234
	Estee Lauder Cos. Inc.	3.125%	12/1/49	1,553	1,044
	Estee Lauder Cos. Inc.	5.150%	5/15/53	3,266	3,068
	Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	5,194	3,627
	General Mills Inc.	5.400%	6/15/40	972	919
	General Mills Inc.	4.700%	4/17/48	500	436
	General Mills Inc.	3.000%	2/1/51	3,201	2,055
	Haleon US Capital LLC	4.000%	3/24/52	3,255	2,526
	Hershey Co.	3.375%	8/15/46	2,326	1,689
	Hershey Co.	3.125%	11/15/49	1,982	1,368
	Hormel Foods Corp.	3.050%	6/3/51	2,042	1,359
	Ingredion Inc.	3.900%	6/1/50	1,106	757

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	J M Smucker Co.	4.250%	3/15/35	2,901	2,556
	J M Smucker Co.	2.750%	9/15/41	1,039	674
	J M Smucker Co.	6.500%	11/15/43	3,240	3,382
	J M Smucker Co.	3.550%	3/15/50	675	458
	J M Smucker Co.	6.500%	11/15/53	5,030	5,343
[2]	JBS USA LUX SA	6.750%	3/15/34	4,412	4,448
	JBS USA LUX SA	4.375%	2/2/52	4,155	2,851
	JBS USA LUX SA	6.500%	12/1/52	3,595	3,349
[2]	JBS USA LUX SA	7.250%	11/15/53	3,771	3,815
	Kellanova	4.500%	4/1/46	2,156	1,790
	Kenvue Inc.	5.100%	3/22/43	2,555	2,490
	Kenvue Inc.	5.050%	3/22/53	5,180	4,953
	Kenvue Inc.	5.200%	3/22/63	2,590	2,475
	Keurig Dr Pepper Inc.	4.500%	11/15/45	2,042	1,716
	Keurig Dr Pepper Inc.	4.420%	12/15/46	2,619	2,130
	Keurig Dr Pepper Inc.	3.800%	5/1/50	2,595	1,928
	Keurig Dr Pepper Inc.	3.350%	3/15/51	1,617	1,096
	Keurig Dr Pepper Inc.	4.500%	4/15/52	3,849	3,217
	Kimberly-Clark Corp.	6.625%	8/1/37	1,711	1,941
	Kimberly-Clark Corp.	5.300%	3/1/41	827	811
	Kimberly-Clark Corp.	3.200%	7/30/46	1,280	910
	Kimberly-Clark Corp.	3.900%	5/4/47	1,160	914
	Kimberly-Clark Corp.	2.875%	2/7/50	889	586
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	1,526	1,489
	Kraft Heinz Foods Co.	5.000%	7/15/35	3,540	3,396
	Kraft Heinz Foods Co.	6.875%	1/26/39	3,723	4,076
	Kraft Heinz Foods Co.	6.500%	2/9/40	2,058	2,181
	Kraft Heinz Foods Co.	5.000%	6/4/42	4,556	4,115
	Kraft Heinz Foods Co.	5.200%	7/15/45	5,307	4,854
	Kraft Heinz Foods Co.	4.375%	6/1/46	10,651	8,687
	Kraft Heinz Foods Co.	4.875%	10/1/49	4,863	4,269
	Kraft Heinz Foods Co.	5.500%	6/1/50	2,615	2,512
	Kroger Co.	6.900%	4/15/38	1,138	1,232
	Kroger Co.	5.400%	7/15/40	1,242	1,145
	Kroger Co.	5.000%	4/15/42	1,029	899
	Kroger Co.	5.150%	8/1/43	2,406	2,144
	Kroger Co.	3.875%	10/15/46	1,397	1,021
	Kroger Co.	4.450%	2/1/47	3,304	2,707
	Kroger Co.	4.650%	1/15/48	961	803
	Kroger Co.	3.950%	1/15/50	4,207	3,182
	McCormick & Co. Inc.	4.200%	8/15/47	800	639
	Mead Johnson Nutrition Co.	5.900%	11/1/39	1,620	1,617
	Molson Coors Beverage Co.	5.000%	5/1/42	4,668	4,216
	Molson Coors Beverage Co.	4.200%	7/15/46	6,372	5,054
	Mondelez International Inc.	2.625%	9/4/50	3,685	2,255
	PepsiCo Inc.	3.500%	3/19/40	769	624
	PepsiCo Inc.	2.625%	10/21/41	4,401	3,112
	PepsiCo Inc.	4.000%	3/5/42	1,418	1,194
	PepsiCo Inc.	3.600%	8/13/42	1,375	1,095
	PepsiCo Inc.	4.250%	10/22/44	948	809
	PepsiCo Inc.	4.450%	4/14/46	4,679	4,217
	PepsiCo Inc.	3.450%	10/6/46	4,150	3,194
	PepsiCo Inc.	4.000%	5/2/47	2,955	2,480
	PepsiCo Inc.	3.375%	7/29/49	1,338	1,001
	PepsiCo Inc.	2.875%	10/15/49	4,499	3,083
	PepsiCo Inc.	3.625%	3/19/50	3,647	2,847
	PepsiCo Inc.	2.750%	10/21/51	3,070	2,012
	PepsiCo Inc.	4.200%	7/18/52	3,141	2,720

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PepsiCo Inc.	4.650%	2/15/53	1,132	1,052
	PepsiCo Inc.	3.875%	3/19/60	1,600	1,260
	Philip Morris International Inc.	6.375%	5/16/38	5,079	5,463
	Philip Morris International Inc.	4.375%	11/15/41	1,881	1,570
	Philip Morris International Inc.	4.500%	3/20/42	3,409	2,898
	Philip Morris International Inc.	3.875%	8/21/42	1,904	1,496
	Philip Morris International Inc.	4.125%	3/4/43	3,492	2,775
	Philip Morris International Inc.	4.875%	11/15/43	3,098	2,732
	Philip Morris International Inc.	4.250%	11/10/44	3,358	2,714
	Pilgrim's Pride Corp.	6.875%	5/15/34	1,000	1,023
	Procter & Gamble Co.	5.800%	8/15/34	799	888
	Procter & Gamble Co.	5.550%	3/5/37	1,965	2,111
	Procter & Gamble Co.	3.550%	3/25/40	1,341	1,134
	Procter & Gamble Co.	3.500%	10/25/47	553	437
	Procter & Gamble Co.	3.600%	3/25/50	1,050	857
	Reynolds American Inc.	5.700%	8/15/35	3,898	3,660
	Reynolds American Inc.	7.250%	6/15/37	1,607	1,687
	Reynolds American Inc.	6.150%	9/15/43	1,621	1,515
	Reynolds American Inc.	5.850%	8/15/45	4,747	4,189
	Sysco Corp.	6.000%	1/17/34	2,000	2,083
	Sysco Corp.	5.375%	9/21/35	714	702
	Sysco Corp.	6.600%	4/1/40	645	688
	Sysco Corp.	4.850%	10/1/45	1,234	1,062
	Sysco Corp.	4.500%	4/1/46	971	797
	Sysco Corp.	4.450%	3/15/48	995	813
	Sysco Corp.	3.300%	2/15/50	611	414
	Sysco Corp.	6.600%	4/1/50	3,016	3,305
	Sysco Corp.	3.150%	12/14/51	4,200	2,745
	Target Corp.	6.500%	10/15/37	804	890
	Target Corp.	7.000%	1/15/38	1,984	2,299
	Target Corp.	4.000%	7/1/42	2,817	2,390
	Target Corp.	3.625%	4/15/46	2,251	1,730
	Target Corp.	3.900%	11/15/47	947	755
	Target Corp.	2.950%	1/15/52	5,119	3,347
	Target Corp.	4.800%	1/15/53	3,105	2,840
	Tyson Foods Inc.	4.875%	8/15/34	1,603	1,494
	Tyson Foods Inc.	5.150%	8/15/44	1,110	954
	Tyson Foods Inc.	4.550%	6/2/47	1,547	1,210
	Tyson Foods Inc.	5.100%	9/28/48	4,965	4,189
	Unilever Capital Corp.	5.000%	12/8/33	1,975	1,975
[1]	Unilever Capital Corp.	2.625%	8/12/51	1,582	1,010
	Walgreens Boots Alliance Inc.	4.800%	11/18/44	2,144	1,583
	Walgreens Boots Alliance Inc.	4.100%	4/15/50	1,807	1,174
	Walmart Inc.	5.250%	9/1/35	3,917	4,101
	Walmart Inc.	6.200%	4/15/38	2,834	3,185
	Walmart Inc.	3.950%	6/28/38	1,875	1,682
	Walmart Inc.	5.625%	4/1/40	3,886	4,099
	Walmart Inc.	5.000%	10/25/40	1,204	1,207
	Walmart Inc.	5.625%	4/15/41	1,844	1,946
	Walmart Inc.	2.500%	9/22/41	5,460	3,798
	Walmart Inc.	4.000%	4/11/43	2,439	2,088
	Walmart Inc.	3.625%	12/15/47	1,248	983
	Walmart Inc.	4.050%	6/29/48	5,967	5,116
	Walmart Inc.	2.950%	9/24/49	1,068	741
	Walmart Inc.	2.650%	9/22/51	2,297	1,488
	Walmart Inc.	4.500%	9/9/52	5,108	4,653
	Walmart Inc.	4.500%	4/15/53	5,739	5,230
					548,676

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Energy (8.9%)
	Apache Corp.	6.000%	1/15/37	1,360	1,282
	Apache Corp.	5.100%	9/1/40	4,117	3,399
	Apache Corp.	5.250%	2/1/42	1,553	1,258
	Apache Corp.	4.750%	4/15/43	1,413	1,064
	Apache Corp.	5.350%	7/1/49	1,419	1,115
	Baker Hughes Holdings LLC	5.125%	9/15/40	3,694	3,534
	Baker Hughes Holdings LLC	4.080%	12/15/47	3,728	2,972
	BP Capital Markets America Inc.	3.060%	6/17/41	4,666	3,412
	BP Capital Markets America Inc.	3.000%	2/24/50	9,820	6,504
	BP Capital Markets America Inc.	2.772%	11/10/50	6,251	3,919
	BP Capital Markets America Inc.	2.939%	6/4/51	7,013	4,538
	BP Capital Markets America Inc.	3.001%	3/17/52	3,277	2,139
	BP Capital Markets America Inc.	3.379%	2/8/61	6,597	4,406
	Canadian Natural Resources Ltd.	5.850%	2/1/35	1,024	1,000
	Canadian Natural Resources Ltd.	6.500%	2/15/37	1,324	1,345
	Canadian Natural Resources Ltd.	6.250%	3/15/38	4,350	4,357
	Canadian Natural Resources Ltd.	6.750%	2/1/39	1,127	1,162
[1]	Canadian Natural Resources Ltd.	4.950%	6/1/47	2,015	1,721
	Cenovus Energy Inc.	5.250%	6/15/37	602	548
	Cenovus Energy Inc.	6.750%	11/15/39	487	504
	Cenovus Energy Inc.	5.400%	6/15/47	1,930	1,724
	Cenovus Energy Inc.	3.750%	2/15/52	3,389	2,351
	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/39	1,956	1,500
	Chevron Corp.	3.078%	5/11/50	3,975	2,803
	Chevron USA Inc.	5.250%	11/15/43	1,143	1,133
	Chevron USA Inc.	2.343%	8/12/50	3,132	1,877
	Columbia Pipeline Group Inc.	5.800%	6/1/45	1,717	1,595
	ConocoPhillips	5.900%	5/15/38	2,186	2,242
	ConocoPhillips	6.500%	2/1/39	4,169	4,617
	ConocoPhillips	4.875%	10/1/47	1,012	912
	ConocoPhillips Co.	3.758%	3/15/42	3,323	2,637
	ConocoPhillips Co.	4.300%	11/15/44	1,585	1,338
	ConocoPhillips Co.	3.800%	3/15/52	5,710	4,359
	ConocoPhillips Co.	5.300%	5/15/53	3,941	3,816
	ConocoPhillips Co.	5.550%	3/15/54	2,645	2,633
	ConocoPhillips Co.	4.025%	3/15/62	6,710	5,081
	ConocoPhillips Co.	5.700%	9/15/63	2,345	2,370
	Continental Resources Inc.	4.900%	6/1/44	2,247	1,734
	DCP Midstream Operating LP	5.600%	4/1/44	1,345	1,251
	Devon Energy Corp.	5.600%	7/15/41	3,974	3,653
	Devon Energy Corp.	4.750%	5/15/42	1,882	1,557
	Devon Energy Corp.	5.000%	6/15/45	1,745	1,467
	Diamondback Energy Inc.	4.400%	3/24/51	2,231	1,745
	Diamondback Energy Inc.	4.250%	3/15/52	2,825	2,134
	Diamondback Energy Inc.	6.250%	3/15/53	2,052	2,064
[1]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	1,023	863
[1]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	755	605
[1]	Eastern Gas Transmission & Storage Inc.	3.900%	11/15/49	825	571
[1]	Enbridge Energy Partners LP	7.500%	4/15/38	2,042	2,267
	Enbridge Energy Partners LP	5.500%	9/15/40	1,663	1,535
	Enbridge Energy Partners LP	7.375%	10/15/45	2,067	2,303
	Enbridge Inc.	4.500%	6/10/44	1,686	1,356
	Enbridge Inc.	5.500%	12/1/46	2,347	2,172
	Enbridge Inc.	4.000%	11/15/49	1,657	1,227
	Enbridge Inc.	3.400%	8/1/51	3,189	2,153
	Enbridge Inc.	6.700%	11/15/53	3,900	4,262
	Energy Transfer LP	6.550%	12/1/33	3,000	3,142

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Energy Transfer LP	4.900%	3/15/35	1,552	1,410
	Energy Transfer LP	6.625%	10/15/36	1,183	1,219
[1]	Energy Transfer LP	5.800%	6/15/38	692	661
	Energy Transfer LP	7.500%	7/1/38	1,216	1,329
	Energy Transfer LP	6.050%	6/1/41	2,151	2,054
	Energy Transfer LP	6.500%	2/1/42	3,240	3,280
	Energy Transfer LP	6.100%	2/15/42	1,106	1,048
	Energy Transfer LP	4.950%	1/15/43	1,488	1,219
	Energy Transfer LP	5.150%	2/1/43	3,710	3,127
	Energy Transfer LP	5.950%	10/1/43	2,883	2,665
	Energy Transfer LP	5.300%	4/1/44	1,509	1,318
	Energy Transfer LP	5.000%	5/15/44	974	807
	Energy Transfer LP	5.150%	3/15/45	5,299	4,595
	Energy Transfer LP	5.350%	5/15/45	4,108	3,586
	Energy Transfer LP	6.125%	12/15/45	6,588	6,329
	Energy Transfer LP	5.300%	4/15/47	3,003	2,601
	Energy Transfer LP	5.400%	10/1/47	3,722	3,278
	Energy Transfer LP	6.000%	6/15/48	3,145	3,005
	Energy Transfer LP	6.250%	4/15/49	4,133	4,076
	Energy Transfer LP	5.000%	5/15/50	3,904	3,286
[1]	Enterprise Products Operating LLC	6.650%	10/15/34	817	900
	Enterprise Products Operating LLC	7.550%	4/15/38	1,233	1,457
	Enterprise Products Operating LLC	6.125%	10/15/39	4,261	4,448
	Enterprise Products Operating LLC	6.450%	9/1/40	1,290	1,391
	Enterprise Products Operating LLC	5.950%	2/1/41	2,618	2,690
	Enterprise Products Operating LLC	5.700%	2/15/42	1,298	1,307
	Enterprise Products Operating LLC	4.850%	8/15/42	2,974	2,713
	Enterprise Products Operating LLC	4.450%	2/15/43	3,735	3,235
	Enterprise Products Operating LLC	4.850%	3/15/44	4,227	3,849
	Enterprise Products Operating LLC	5.100%	2/15/45	7,129	6,690
	Enterprise Products Operating LLC	4.250%	2/15/48	1,540	1,281
	Enterprise Products Operating LLC	4.800%	2/1/49	7,931	7,155
	Enterprise Products Operating LLC	4.200%	1/31/50	3,868	3,160
	Enterprise Products Operating LLC	3.700%	1/31/51	1,484	1,113
	Enterprise Products Operating LLC	3.200%	2/15/52	2,461	1,675
	Enterprise Products Operating LLC	3.300%	2/15/53	3,527	2,465
	Enterprise Products Operating LLC	4.950%	10/15/54	3,734	3,366
	Enterprise Products Operating LLC	3.950%	1/31/60	1,117	846
	EOG Resources Inc.	3.900%	4/1/35	2,000	1,754
	EOG Resources Inc.	4.950%	4/15/50	2,867	2,668
	Exxon Mobil Corp.	2.995%	8/16/39	2,954	2,244
	Exxon Mobil Corp.	4.227%	3/19/40	6,807	6,059
	Exxon Mobil Corp.	3.567%	3/6/45	3,288	2,553
	Exxon Mobil Corp.	4.114%	3/1/46	7,467	6,303
	Exxon Mobil Corp.	3.095%	8/16/49	4,552	3,160
	Exxon Mobil Corp.	4.327%	3/19/50	9,407	8,112
	Exxon Mobil Corp.	3.452%	4/15/51	8,792	6,511
	Halliburton Co.	4.850%	11/15/35	4,499	4,269
	Halliburton Co.	6.700%	9/15/38	2,340	2,618
	Halliburton Co.	7.450%	9/15/39	1,362	1,605
	Halliburton Co.	4.500%	11/15/41	2,187	1,861
	Halliburton Co.	4.750%	8/1/43	4,057	3,584
	Halliburton Co.	5.000%	11/15/45	7,712	7,032
	Hess Corp.	6.000%	1/15/40	2,379	2,474
	Hess Corp.	5.600%	2/15/41	4,027	4,055
	Hess Corp.	5.800%	4/1/47	1,794	1,850
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	2,245	2,195
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	977	984

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Kinder Morgan Energy Partners LP	6.950%	1/15/38	3,985	4,218
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	2,292	2,290
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	883	891
	Kinder Morgan Energy Partners LP	7.500%	11/15/40	1,826	1,976
	Kinder Morgan Energy Partners LP	5.625%	9/1/41	1,039	935
	Kinder Morgan Energy Partners LP	5.000%	8/15/42	2,255	1,905
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	1,912	1,552
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	3,089	2,595
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	5,687	5,071
	Kinder Morgan Energy Partners LP	5.400%	9/1/44	1,168	1,024
	Kinder Morgan Inc.	5.300%	12/1/34	4,879	4,617
	Kinder Morgan Inc.	5.550%	6/1/45	5,928	5,359
	Kinder Morgan Inc.	5.050%	2/15/46	1,653	1,387
	Kinder Morgan Inc.	5.200%	3/1/48	991	855
	Kinder Morgan Inc.	3.250%	8/1/50	1,212	772
	Kinder Morgan Inc.	3.600%	2/15/51	2,951	1,981
	Kinder Morgan Inc.	5.450%	8/1/52	2,125	1,902
	Magellan Midstream Partners LP	5.150%	10/15/43	1,705	1,484
	Magellan Midstream Partners LP	4.250%	9/15/46	1,060	786
	Magellan Midstream Partners LP	4.200%	10/3/47	1,722	1,270
	Magellan Midstream Partners LP	4.850%	2/1/49	1,080	882
	Magellan Midstream Partners LP	3.950%	3/1/50	2,733	1,931
	Marathon Oil Corp.	6.600%	10/1/37	3,890	3,937
	Marathon Oil Corp.	5.200%	6/1/45	1,954	1,627
	Marathon Petroleum Corp.	6.500%	3/1/41	3,890	3,995
	Marathon Petroleum Corp.	4.750%	9/15/44	3,459	2,883
	Marathon Petroleum Corp.	4.500%	4/1/48	1,142	903
	Marathon Petroleum Corp.	5.000%	9/15/54	1,278	1,045
	MPLX LP	4.500%	4/15/38	5,901	5,021
	MPLX LP	5.200%	3/1/47	4,861	4,226
	MPLX LP	5.200%	12/1/47	2,633	2,247
	MPLX LP	4.700%	4/15/48	4,938	4,006
	MPLX LP	5.500%	2/15/49	4,513	4,095
	MPLX LP	4.950%	3/14/52	3,147	2,621
	MPLX LP	5.650%	3/1/53	1,085	1,008
	MPLX LP	4.900%	4/15/58	1,629	1,287
	NOV Inc.	3.950%	12/1/42	3,541	2,546
	Occidental Petroleum Corp.	6.450%	9/15/36	4,805	4,929
	Occidental Petroleum Corp.	7.950%	6/15/39	1,080	1,210
	Occidental Petroleum Corp.	6.200%	3/15/40	1,866	1,836
	Occidental Petroleum Corp.	6.600%	3/15/46	3,786	3,879
	Occidental Petroleum Corp.	4.400%	4/15/46	1,500	1,156
	Occidental Petroleum Corp.	4.200%	3/15/48	1,066	786
	ONEOK Inc.	6.000%	6/15/35	371	368
	ONEOK Inc.	4.950%	7/13/47	3,826	3,222
	ONEOK Inc.	5.200%	7/15/48	4,903	4,303
	ONEOK Inc.	4.450%	9/1/49	3,386	2,630
	ONEOK Inc.	4.500%	3/15/50	1,170	916
	ONEOK Inc.	7.150%	1/15/51	1,035	1,121
	ONEOK Inc.	6.625%	9/1/53	5,509	5,790
	ONEOK Partners LP	6.650%	10/1/36	1,287	1,342
	ONEOK Partners LP	6.850%	10/15/37	1,358	1,428
	ONEOK Partners LP	6.125%	2/1/41	1,568	1,550
	ONEOK Partners LP	6.200%	9/15/43	739	724
	Ovintiv Inc.	6.500%	8/15/34	2,045	2,081
	Ovintiv Inc.	6.625%	8/15/37	2,061	2,058
	Ovintiv Inc.	6.500%	2/1/38	1,131	1,114
	Ovintiv Inc.	7.100%	7/15/53	1,410	1,462

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Phillips 66	4.650%	11/15/34	4,832	4,517
Phillips 66	5.875%	5/1/42	3,429	3,527
Phillips 66	4.875%	11/15/44	6,376	5,768
Phillips 66	3.300%	3/15/52	2,364	1,585
Phillips 66 Co.	4.680%	2/15/45	888	747
Phillips 66 Co.	4.900%	10/1/46	2,204	1,933
Plains All American Pipeline LP	6.650%	1/15/37	1,725	1,779
Plains All American Pipeline LP	5.150%	6/1/42	1,051	887
Plains All American Pipeline LP	4.300%	1/31/43	922	695
Plains All American Pipeline LP	4.700%	6/15/44	1,783	1,408
Plains All American Pipeline LP	4.900%	2/15/45	2,950	2,390
Sabine Pass Liquefaction LLC	5.900%	9/15/37	1,335	1,356
Shell International Finance BV	4.125%	5/11/35	6,837	6,265
Shell International Finance BV	6.375%	12/15/38	7,446	8,211
Shell International Finance BV	5.500%	3/25/40	4,414	4,488
Shell International Finance BV	2.875%	11/26/41	1,777	1,271
Shell International Finance BV	3.625%	8/21/42	1,750	1,395
Shell International Finance BV	4.550%	8/12/43	4,792	4,281
Shell International Finance BV	4.375%	5/11/45	13,241	11,464
Shell International Finance BV	4.000%	5/10/46	7,689	6,265
Shell International Finance BV	3.750%	9/12/46	4,205	3,286
Shell International Finance BV	3.125%	11/7/49	1,415	974
Shell International Finance BV	3.250%	4/6/50	5,306	3,759
Shell International Finance BV	3.000%	11/26/51	1,454	967
Spectra Energy Partners LP	5.950%	9/25/43	501	480
Spectra Energy Partners LP	4.500%	3/15/45	2,430	1,942
Suncor Energy Inc.	5.950%	12/1/34	1,661	1,656
Suncor Energy Inc.	6.800%	5/15/38	2,777	2,908
Suncor Energy Inc.	6.500%	6/15/38	4,598	4,707
Suncor Energy Inc.	6.850%	6/1/39	1,853	1,941
Suncor Energy Inc.	4.000%	11/15/47	2,798	2,072
Suncor Energy Inc.	3.750%	3/4/51	2,442	1,710
Targa Resources Corp.	6.500%	3/30/34	3,100	3,240
Targa Resources Corp.	4.950%	4/15/52	3,195	2,616
Targa Resources Corp.	6.250%	7/1/52	1,765	1,723
Targa Resources Corp.	6.500%	2/15/53	2,235	2,270
TotalEnergies Capital International SA	2.986%	6/29/41	2,492	1,823
TotalEnergies Capital International SA	3.461%	7/12/49	2,321	1,712
TotalEnergies Capital International SA	3.127%	5/29/50	10,103	6,969
TransCanada PipeLines Ltd.	4.625%	3/1/34	4,680	4,240
TransCanada PipeLines Ltd.	5.600%	3/31/34	773	743
TransCanada PipeLines Ltd.	5.850%	3/15/36	887	878
TransCanada PipeLines Ltd.	6.200%	10/15/37	3,013	3,050
TransCanada PipeLines Ltd.	4.750%	5/15/38	1,518	1,322
TransCanada PipeLines Ltd.	7.250%	8/15/38	1,966	2,175
TransCanada PipeLines Ltd.	7.625%	1/15/39	3,178	3,616
TransCanada PipeLines Ltd.	6.100%	6/1/40	2,032	2,036
TransCanada PipeLines Ltd.	5.000%	10/16/43	1,169	1,014
TransCanada PipeLines Ltd.	4.875%	5/15/48	5,645	4,788
TransCanada PipeLines Ltd.	5.100%	3/15/49	3,295	2,941
Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	1,210	1,110
Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	827	680
Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	1,952	1,624
Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	1,314	985
Valero Energy Corp.	6.625%	6/15/37	3,987	4,185
Valero Energy Corp.	3.650%	12/1/51	2,751	1,885
Valero Energy Corp.	4.000%	6/1/52	1,645	1,192
Western Midstream Operating LP	5.450%	4/1/44	1,234	1,054

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Western Midstream Operating LP	5.300%	3/1/48	2,145	1,769
	Western Midstream Operating LP	5.500%	8/15/48	1,151	967
	Western Midstream Operating LP	5.250%	2/1/50	3,347	2,790
	Williams Cos. Inc.	6.300%	4/15/40	4,891	4,966
	Williams Cos. Inc.	5.800%	11/15/43	1,364	1,288
	Williams Cos. Inc.	5.400%	3/4/44	1,657	1,506
	Williams Cos. Inc.	5.750%	6/24/44	637	606
	Williams Cos. Inc.	4.900%	1/15/45	2,365	2,012
	Williams Cos. Inc.	5.100%	9/15/45	3,937	3,491
	Williams Cos. Inc.	4.850%	3/1/48	4,100	3,478
	Williams Cos. Inc.	3.500%	10/15/51	2,349	1,590
	Williams Cos. Inc.	5.300%	8/15/52	2,566	2,332
					618,088
Financials (13.5%)
	AerCap Ireland Capital DAC	3.850%	10/29/41	5,579	4,166
	Aflac Inc.	4.000%	10/15/46	903	689
	Aflac Inc.	4.750%	1/15/49	1,574	1,382
	Alleghany Corp.	4.900%	9/15/44	1,027	925
	Alleghany Corp.	3.250%	8/15/51	1,668	1,142
	Allstate Corp.	5.550%	5/9/35	1,412	1,405
	Allstate Corp.	5.950%	4/1/36	2,440	2,486
	Allstate Corp.	4.500%	6/15/43	2,952	2,454
	Allstate Corp.	4.200%	12/15/46	2,189	1,730
	Allstate Corp.	3.850%	8/10/49	1,225	909
[1]	Allstate Corp.	6.500%	5/15/57	1,002	922
	American Express Co.	4.050%	12/3/42	3,481	2,942
	American Financial Group Inc.	4.500%	6/15/47	1,383	1,089
	American International Group Inc.	3.875%	1/15/35	892	767
	American International Group Inc.	4.700%	7/10/35	936	815
	American International Group Inc.	6.250%	5/1/36	987	1,007
	American International Group Inc.	4.500%	7/16/44	1,563	1,307
	American International Group Inc.	4.800%	7/10/45	2,556	2,208
	American International Group Inc.	4.750%	4/1/48	3,275	2,842
	American International Group Inc.	4.375%	6/30/50	3,088	2,489
	Aon Corp.	6.250%	9/30/40	872	898
	Aon Corp.	2.900%	8/23/51	3,684	2,263
	Aon Corp.	3.900%	2/28/52	3,561	2,672
	Aon Global Ltd.	4.600%	6/14/44	2,571	2,170
	Aon Global Ltd.	4.750%	5/15/45	1,733	1,497
	Arch Capital Finance LLC	5.031%	12/15/46	1,234	1,072
	Arch Capital Group Ltd.	7.350%	5/1/34	994	1,106
	Arch Capital Group Ltd.	3.635%	6/30/50	3,255	2,302
	Arch Capital Group US Inc.	5.144%	11/1/43	990	880
	Arthur J Gallagher & Co.	6.500%	2/15/34	1,200	1,267
	Arthur J Gallagher & Co.	3.500%	5/20/51	2,720	1,868
	Arthur J Gallagher & Co.	3.050%	3/9/52	1,129	679
	Arthur J Gallagher & Co.	5.750%	3/2/53	2,020	1,957
	Arthur J Gallagher & Co.	6.750%	2/15/54	1,127	1,224
	Assured Guaranty US Holdings Inc.	3.600%	9/15/51	1,284	822
	Athene Holding Ltd.	3.950%	5/25/51	1,207	841
	Athene Holding Ltd.	3.450%	5/15/52	1,856	1,162
	Bank of America Corp.	6.110%	1/29/37	6,067	6,231
[1]	Bank of America Corp.	4.244%	4/24/38	3,589	3,075
	Bank of America Corp.	7.750%	5/14/38	7,675	8,923
[1]	Bank of America Corp.	4.078%	4/23/40	5,162	4,269
[1]	Bank of America Corp.	2.676%	6/19/41	14,173	9,618
[1]	Bank of America Corp.	5.875%	2/7/42	7,043	7,229
	Bank of America Corp.	3.311%	4/22/42	9,265	6,832

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Bank of America Corp.	5.000%	1/21/44	6,294	5,848
[1]	Bank of America Corp.	4.875%	4/1/44	1,695	1,556
[1]	Bank of America Corp.	4.750%	4/21/45	1,906	1,649
[1]	Bank of America Corp.	4.443%	1/20/48	6,986	5,892
[1]	Bank of America Corp.	3.946%	1/23/49	699	549
[1]	Bank of America Corp.	4.330%	3/15/50	15,068	12,502
[1]	Bank of America Corp.	4.083%	3/20/51	17,041	13,496
[1]	Bank of America Corp.	2.831%	10/24/51	1,475	930
[1]	Bank of America Corp.	3.483%	3/13/52	3,608	2,584
	Bank of America Corp.	2.972%	7/21/52	6,898	4,526
[1]	Bank of America NA	6.000%	10/15/36	4,412	4,546
[3]	Bank of Nova Scotia	5.650%	2/1/34	2,425	2,408
	Barclays plc	3.811%	3/10/42	1,660	1,149
	Barclays plc	3.330%	11/24/42	3,279	2,264
	Barclays plc	5.250%	8/17/45	4,818	4,340
	Barclays plc	4.950%	1/10/47	5,875	5,136
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	2,376	2,556
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	2,885	2,639
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	1,533	1,372
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	7,777	6,652
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	9,882	8,528
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	5,678	3,710
	Berkshire Hathaway Finance Corp.	2.500%	1/15/51	2,508	1,530
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	8,394	6,565
	Berkshire Hathaway Inc.	4.500%	2/11/43	2,661	2,493
	Brighthouse Financial Inc.	4.700%	6/22/47	2,476	1,799
	Brighthouse Financial Inc.	3.850%	12/22/51	1,765	1,078
[3]	Brookfield Finance Inc.	6.350%	1/5/34	1,625	1,638
	Brookfield Finance Inc.	4.700%	9/20/47	2,857	2,301
	Brookfield Finance Inc.	3.500%	3/30/51	946	624
	Brookfield Finance Inc.	3.625%	2/15/52	1,001	660
	Brookfield Finance LLC	3.450%	4/15/50	2,282	1,467
	Brown & Brown Inc.	4.950%	3/17/52	1,986	1,651
	Chubb Corp.	6.000%	5/11/37	2,385	2,508
[1]	Chubb Corp.	6.500%	5/15/38	3,137	3,456
	Chubb INA Holdings Inc.	6.700%	5/15/36	1,153	1,281
	Chubb INA Holdings Inc.	4.150%	3/13/43	744	626
	Chubb INA Holdings Inc.	4.350%	11/3/45	4,520	3,926
	Chubb INA Holdings Inc.	2.850%	12/15/51	1,568	1,041
	Chubb INA Holdings Inc.	3.050%	12/15/61	1,572	1,020
	CI Financial Corp.	4.100%	6/15/51	2,982	1,658
	Cincinnati Financial Corp.	6.125%	11/1/34	1,264	1,272
	Citigroup Inc.	6.125%	8/25/36	964	980
[1]	Citigroup Inc.	3.878%	1/24/39	3,140	2,567
	Citigroup Inc.	8.125%	7/15/39	6,295	7,752
[1]	Citigroup Inc.	5.316%	3/26/41	4,019	3,817
	Citigroup Inc.	5.875%	1/30/42	2,832	2,883
	Citigroup Inc.	2.904%	11/3/42	3,137	2,141
	Citigroup Inc.	6.675%	9/13/43	4,959	5,253
	Citigroup Inc.	5.300%	5/6/44	2,298	2,078
	Citigroup Inc.	4.650%	7/30/45	2,727	2,336
	Citigroup Inc.	4.750%	5/18/46	5,885	4,917
[1]	Citigroup Inc.	4.281%	4/24/48	3,689	3,051
	Citigroup Inc.	4.650%	7/23/48	10,021	8,672
	CME Group Inc.	5.300%	9/15/43	2,008	2,027
	CME Group Inc.	4.150%	6/15/48	2,132	1,818
[1]	Cooperatieve Rabobank UA	5.250%	5/24/41	5,439	5,395
	Cooperatieve Rabobank UA	5.750%	12/1/43	5,386	5,231

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cooperatieve Rabobank UA	5.250%	8/4/45	2,270	2,067
	Corebridge Financial Inc.	4.350%	4/5/42	2,154	1,729
	Corebridge Financial Inc.	4.400%	4/5/52	3,960	3,087
	Equitable Holdings Inc.	5.000%	4/20/48	4,896	4,284
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	1,332	1,139
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	2,849	1,925
	Everest Reinsurance Holdings Inc.	3.125%	10/15/52	3,195	2,012
	Fidelity National Financial Inc.	3.200%	9/17/51	1,366	791
	Fifth Third Bancorp	8.250%	3/1/38	3,248	3,615
	Franklin Resources Inc.	2.950%	8/12/51	734	429
	GATX Corp.	6.900%	5/1/34	2,100	2,212
	GATX Corp.	5.200%	3/15/44	994	858
	GATX Corp.	3.100%	6/1/51	1,207	729
	Global Payments Inc.	4.150%	8/15/49	2,346	1,716
	Global Payments Inc.	5.950%	8/15/52	2,593	2,473
	Goldman Sachs Capital I	6.345%	2/15/34	2,080	2,088
	Goldman Sachs Group Inc.	6.450%	5/1/36	1,057	1,096
	Goldman Sachs Group Inc.	6.750%	10/1/37	21,651	22,764
[1]	Goldman Sachs Group Inc.	4.017%	10/31/38	7,352	6,084
[1]	Goldman Sachs Group Inc.	4.411%	4/23/39	6,760	5,823
	Goldman Sachs Group Inc.	6.250%	2/1/41	7,326	7,690
	Goldman Sachs Group Inc.	3.210%	4/22/42	6,828	4,918
	Goldman Sachs Group Inc.	2.908%	7/21/42	3,695	2,535
	Goldman Sachs Group Inc.	3.436%	2/24/43	8,367	6,152
[1]	Goldman Sachs Group Inc.	4.800%	7/8/44	7,013	6,238
	Goldman Sachs Group Inc.	5.150%	5/22/45	3,923	3,524
	Goldman Sachs Group Inc.	4.750%	10/21/45	4,153	3,704
	Hartford Financial Services Group Inc.	5.950%	10/15/36	926	943
	Hartford Financial Services Group Inc.	6.100%	10/1/41	1,284	1,295
	Hartford Financial Services Group Inc.	4.300%	4/15/43	440	352
	Hartford Financial Services Group Inc.	4.400%	3/15/48	1,637	1,335
	Hartford Financial Services Group Inc.	3.600%	8/19/49	2,553	1,814
	Hartford Financial Services Group Inc.	2.900%	9/15/51	2,145	1,324
[1]	HSBC Bank USA NA	5.625%	8/15/35	1,119	1,052
[1]	HSBC Bank USA NA	7.000%	1/15/39	3,434	3,782
	HSBC Holdings plc	6.500%	5/2/36	2,935	2,956
[1]	HSBC Holdings plc	6.500%	5/2/36	4,044	3,988
	HSBC Holdings plc	6.500%	9/15/37	5,115	5,225
[1]	HSBC Holdings plc	6.500%	9/15/37	5,356	5,290
[1]	HSBC Holdings plc	6.800%	6/1/38	1,976	1,986
	HSBC Holdings plc	6.100%	1/14/42	2,322	2,467
	HSBC Holdings plc	6.332%	3/9/44	9,377	9,525
	HSBC Holdings plc	5.250%	3/14/44	3,396	3,029
	Intercontinental Exchange Inc.	2.650%	9/15/40	4,972	3,463
	Intercontinental Exchange Inc.	4.250%	9/21/48	4,660	3,867
	Intercontinental Exchange Inc.	3.000%	6/15/50	4,410	2,912
	Intercontinental Exchange Inc.	4.950%	6/15/52	3,925	3,629
	Intercontinental Exchange Inc.	3.000%	9/15/60	4,956	3,052
	Intercontinental Exchange Inc.	5.200%	6/15/62	3,310	3,107
	Invesco Finance plc	5.375%	11/30/43	1,263	1,157
	Jackson Financial Inc.	4.000%	11/23/51	1,750	1,113
	Jefferies Financial Group Inc.	6.250%	1/15/36	2,560	2,608
	Jefferies Financial Group Inc.	6.500%	1/20/43	2,250	2,256
	JPMorgan Chase & Co.	6.400%	5/15/38	9,431	10,372
[1]	JPMorgan Chase & Co.	3.882%	7/24/38	5,260	4,416
	JPMorgan Chase & Co.	5.500%	10/15/40	2,946	2,940
[1]	JPMorgan Chase & Co.	3.109%	4/22/41	5,339	3,907
	JPMorgan Chase & Co.	5.600%	7/15/41	8,819	8,924

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JPMorgan Chase & Co.	2.525%	11/19/41	4,019	2,684
	JPMorgan Chase & Co.	5.400%	1/6/42	6,941	6,884
	JPMorgan Chase & Co.	3.157%	4/22/42	3,513	2,569
	JPMorgan Chase & Co.	5.625%	8/16/43	4,637	4,606
	JPMorgan Chase & Co.	4.850%	2/1/44	3,597	3,345
	JPMorgan Chase & Co.	4.950%	6/1/45	5,994	5,435
[1]	JPMorgan Chase & Co.	4.260%	2/22/48	4,562	3,785
[1]	JPMorgan Chase & Co.	4.032%	7/24/48	1,657	1,327
[1]	JPMorgan Chase & Co.	3.964%	11/15/48	9,616	7,618
[1]	JPMorgan Chase & Co.	3.897%	1/23/49	5,723	4,450
[1]	JPMorgan Chase & Co.	3.109%	4/22/51	9,595	6,433
	JPMorgan Chase & Co.	3.328%	4/22/52	15,379	10,698
	Legg Mason Inc.	5.625%	1/15/44	1,798	1,720
	Lincoln National Corp.	6.300%	10/9/37	989	992
	Lincoln National Corp.	7.000%	6/15/40	1,718	1,786
	Lincoln National Corp.	4.350%	3/1/48	811	587
	Lloyds Banking Group plc	5.300%	12/1/45	1,261	1,093
	Lloyds Banking Group plc	3.369%	12/14/46	3,958	2,533
	Lloyds Banking Group plc	4.344%	1/9/48	5,959	4,343
	Loews Corp.	4.125%	5/15/43	1,906	1,555
	Manulife Financial Corp.	5.375%	3/4/46	2,530	2,428
	Markel Group Inc.	5.000%	4/5/46	1,589	1,351
	Markel Group Inc.	4.300%	11/1/47	978	749
	Markel Group Inc.	5.000%	5/20/49	1,693	1,447
	Markel Group Inc.	4.150%	9/17/50	1,279	953
	Markel Group Inc.	3.450%	5/7/52	2,180	1,441
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	1,276	1,176
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	1,229	1,031
	Marsh & McLennan Cos. Inc.	4.200%	3/1/48	1,687	1,370
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	5,587	5,076
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	1,400	875
	Marsh & McLennan Cos. Inc.	6.250%	11/1/52	1,575	1,705
	Marsh & McLennan Cos. Inc.	5.450%	3/15/53	1,607	1,569
	Marsh & McLennan Cos. Inc.	5.700%	9/15/53	3,045	3,103
	Mastercard Inc.	3.950%	2/26/48	1,789	1,487
	Mastercard Inc.	3.650%	6/1/49	4,779	3,782
	Mastercard Inc.	3.850%	3/26/50	5,504	4,498
	Mastercard Inc.	2.950%	3/15/51	1,692	1,163
	MetLife Inc.	6.375%	6/15/34	2,075	2,233
	MetLife Inc.	5.700%	6/15/35	4,146	4,241
[1]	MetLife Inc.	6.400%	12/15/36	3,416	3,366
[1]	MetLife Inc.	10.750%	8/1/39	1,581	2,063
	MetLife Inc.	5.875%	2/6/41	1,602	1,640
	MetLife Inc.	4.125%	8/13/42	1,771	1,455
	MetLife Inc.	4.875%	11/13/43	4,038	3,663
	MetLife Inc.	4.721%	12/15/44	877	763
	MetLife Inc.	4.050%	3/1/45	3,909	3,161
	MetLife Inc.	4.600%	5/13/46	1,128	986
	MetLife Inc.	5.000%	7/15/52	3,886	3,548
	MetLife Inc.	5.250%	1/15/54	2,346	2,214
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/39	2,568	2,196
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	6,821	5,570
[1]	Morgan Stanley	3.971%	7/22/38	5,999	5,003
[1]	Morgan Stanley	4.457%	4/22/39	3,894	3,404
	Morgan Stanley	3.217%	4/22/42	6,654	4,837
	Morgan Stanley	6.375%	7/24/42	7,255	7,912
	Morgan Stanley	4.300%	1/27/45	6,264	5,268
	Morgan Stanley	4.375%	1/22/47	9,375	7,872

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Morgan Stanley	5.597%	3/24/51	6,771	6,832
[1]	Morgan Stanley	2.802%	1/25/52	4,218	2,629
	Nasdaq Inc.	5.550%	2/15/34	4,227	4,227
	Nasdaq Inc.	2.500%	12/21/40	2,271	1,479
	Nasdaq Inc.	3.250%	4/28/50	1,679	1,098
	Nasdaq Inc.	3.950%	3/7/52	2,045	1,519
	Nasdaq Inc.	5.950%	8/15/53	2,460	2,481
	Nasdaq Inc.	6.100%	6/28/63	2,507	2,549
[1]	Nationwide Financial Services Inc.	6.750%	5/15/37	1,292	1,191
	Old Republic International Corp.	3.850%	6/11/51	2,130	1,456
	PayPal Holdings Inc.	3.250%	6/1/50	5,198	3,651
	PayPal Holdings Inc.	5.050%	6/1/52	1,410	1,351
	PayPal Holdings Inc.	5.250%	6/1/62	1,715	1,600
	Principal Financial Group Inc.	6.050%	10/15/36	1,129	1,161
	Principal Financial Group Inc.	4.625%	9/15/42	1,027	864
	Principal Financial Group Inc.	4.350%	5/15/43	898	733
	Principal Financial Group Inc.	4.300%	11/15/46	1,443	1,129
	Principal Financial Group Inc.	5.500%	3/15/53	1,340	1,239
	Progressive Corp.	6.625%	3/1/29	1	1
	Progressive Corp.	4.350%	4/25/44	920	763
	Progressive Corp.	3.700%	1/26/45	1,020	771
	Progressive Corp.	4.125%	4/15/47	3,758	3,071
	Progressive Corp.	4.200%	3/15/48	1,815	1,494
	Progressive Corp.	3.950%	3/26/50	997	778
	Progressive Corp.	3.700%	3/15/52	1,978	1,474
[1]	Prudential Financial Inc.	5.700%	12/14/36	2,489	2,577
[1]	Prudential Financial Inc.	6.625%	12/1/37	1,114	1,222
[1]	Prudential Financial Inc.	3.000%	3/10/40	3,080	2,246
[1]	Prudential Financial Inc.	6.625%	6/21/40	926	994
[1]	Prudential Financial Inc.	5.100%	8/15/43	516	467
[1]	Prudential Financial Inc.	4.600%	5/15/44	3,245	2,794
	Prudential Financial Inc.	3.905%	12/7/47	3,388	2,583
[1]	Prudential Financial Inc.	4.418%	3/27/48	1,464	1,202
	Prudential Financial Inc.	3.935%	12/7/49	5,494	4,164
[1]	Prudential Financial Inc.	4.350%	2/25/50	1,508	1,225
[1]	Prudential Financial Inc.	3.700%	3/13/51	4,819	3,539
	Raymond James Financial Inc.	4.950%	7/15/46	2,206	1,913
	Raymond James Financial Inc.	3.750%	4/1/51	2,697	1,902
[1]	Regions Bank	6.450%	6/26/37	1,548	1,492
	Regions Financial Corp.	7.375%	12/10/37	1,000	1,066
	Selective Insurance Group Inc.	5.375%	3/1/49	910	816
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/41	2,350	1,505
	Sumitomo Mitsui Financial Group Inc.	2.930%	9/17/41	398	272
	Sumitomo Mitsui Financial Group Inc.	3.050%	1/14/42	1,095	784
	Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/43	4,834	5,047
	Transatlantic Holdings Inc.	8.000%	11/30/39	1,038	1,260
	Travelers Cos. Inc.	6.750%	6/20/36	2,341	2,623
[1]	Travelers Cos. Inc.	6.250%	6/15/37	3,442	3,721
	Travelers Cos. Inc.	5.350%	11/1/40	2,412	2,384
	Travelers Cos. Inc.	4.300%	8/25/45	1,995	1,663
	Travelers Cos. Inc.	3.750%	5/15/46	1,041	797
	Travelers Cos. Inc.	4.000%	5/30/47	3,104	2,494
	Travelers Cos. Inc.	4.050%	3/7/48	1,121	906
	Travelers Cos. Inc.	4.100%	3/4/49	2,044	1,650
	Travelers Cos. Inc.	2.550%	4/27/50	1,754	1,064
	Travelers Cos. Inc.	3.050%	6/8/51	3,203	2,141
	Travelers Cos. Inc.	5.450%	5/25/53	1,490	1,483
	UBS AG	4.500%	6/26/48	2,000	1,805

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UBS Group AG	4.875%	5/15/45	5,795	5,108
	Unum Group	5.750%	8/15/42	1,089	982
	Unum Group	4.500%	12/15/49	1,473	1,071
	Unum Group	4.125%	6/15/51	1,926	1,332
	Visa Inc.	4.150%	12/14/35	6,662	6,268
	Visa Inc.	2.700%	4/15/40	4,168	3,071
	Visa Inc.	4.300%	12/14/45	11,437	10,197
	Visa Inc.	3.650%	9/15/47	2,509	1,986
	Visa Inc.	2.000%	8/15/50	4,078	2,364
	Voya Financial Inc.	5.700%	7/15/43	1,357	1,237
	Voya Financial Inc.	4.800%	6/15/46	895	719
	W R Berkley Corp.	4.750%	8/1/44	1,269	1,065
	W R Berkley Corp.	4.000%	5/12/50	2,060	1,512
	W R Berkley Corp.	3.150%	9/30/61	1,148	662
	Wachovia Corp.	5.500%	8/1/35	2,770	2,667
[1]	Wells Fargo & Co.	5.950%	12/15/36	1,489	1,433
[1]	Wells Fargo & Co.	3.068%	4/30/41	10,534	7,544
	Wells Fargo & Co.	5.375%	11/2/43	9,989	9,060
	Wells Fargo & Co.	5.606%	1/15/44	10,202	9,491
[1]	Wells Fargo & Co.	4.650%	11/4/44	7,307	6,024
	Wells Fargo & Co.	3.900%	5/1/45	4,257	3,290
[1]	Wells Fargo & Co.	4.900%	11/17/45	6,324	5,366
[1]	Wells Fargo & Co.	4.400%	6/14/46	4,975	3,877
[1]	Wells Fargo & Co.	4.750%	12/7/46	3,485	2,856
[1]	Wells Fargo & Co.	5.013%	4/4/51	18,768	16,726
[1]	Wells Fargo & Co.	4.611%	4/25/53	14,715	12,327
	Wells Fargo Bank NA	5.950%	8/26/36	986	965
[1]	Wells Fargo Bank NA	5.850%	2/1/37	1,283	1,281
[1]	Wells Fargo Bank NA	6.600%	1/15/38	4,396	4,642
	Western Union Co.	6.200%	11/17/36	1,677	1,679
	Westpac Banking Corp.	4.421%	7/24/39	2,560	2,047
	Westpac Banking Corp.	2.963%	11/16/40	4,272	2,723
	Westpac Banking Corp.	3.133%	11/18/41	2,365	1,524
	Willis North America Inc.	5.050%	9/15/48	1,502	1,287
	Willis North America Inc.	3.875%	9/15/49	2,139	1,556
	XL Group Ltd.	5.250%	12/15/43	1,452	1,320
					930,288
Health Care (15.6%)
[4]	Abbott Laboratories	4.750%	11/30/36	5,381	5,263
	Abbott Laboratories	6.150%	11/30/37	1,743	1,917
	Abbott Laboratories	6.000%	4/1/39	1,665	1,813
	Abbott Laboratories	5.300%	5/27/40	2,281	2,310
	Abbott Laboratories	4.750%	4/15/43	2,064	1,979
	Abbott Laboratories	4.900%	11/30/46	10,486	10,108
	AbbVie Inc.	4.550%	3/15/35	6,174	5,837
	AbbVie Inc.	4.500%	5/14/35	9,429	8,864
	AbbVie Inc.	4.300%	5/14/36	2,760	2,534
	AbbVie Inc.	4.050%	11/21/39	13,395	11,512
	AbbVie Inc.	4.625%	10/1/42	1,012	895
	AbbVie Inc.	4.400%	11/6/42	9,095	7,995
	AbbVie Inc.	4.850%	6/15/44	4,775	4,412
	AbbVie Inc.	4.750%	3/15/45	1,995	1,807
	AbbVie Inc.	4.700%	5/14/45	8,696	7,850
	AbbVie Inc.	4.450%	5/14/46	4,689	4,083
	AbbVie Inc.	4.875%	11/14/48	4,328	4,016
	AbbVie Inc.	4.250%	11/21/49	19,505	16,422
[1]	AdventHealth Obligated Group	2.795%	11/15/51	751	467
	Adventist Health System	3.630%	3/1/49	1,075	738

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	970	814
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	1,798	1,281
[1]	Advocate Health & Hospitals Corp.	3.008%	6/15/50	1,463	969
	Aetna Inc.	6.625%	6/15/36	2,519	2,710
	Aetna Inc.	6.750%	12/15/37	2,499	2,675
	Aetna Inc.	4.500%	5/15/42	2,587	2,134
	Aetna Inc.	4.125%	11/15/42	2,368	1,847
	Aetna Inc.	4.750%	3/15/44	2,496	2,099
	Aetna Inc.	3.875%	8/15/47	2,671	1,950
	AHS Hospital Corp.	5.024%	7/1/45	1,368	1,256
[1]	AHS Hospital Corp.	2.780%	7/1/51	1,640	991
[1]	Allina Health System	3.887%	4/15/49	1,102	848
[1]	Allina Health System	2.902%	11/15/51	1,125	684
	Amgen Inc.	6.375%	6/1/37	465	494
	Amgen Inc.	6.400%	2/1/39	1,119	1,190
	Amgen Inc.	3.150%	2/21/40	6,157	4,544
	Amgen Inc.	5.750%	3/15/40	1,169	1,151
	Amgen Inc.	2.800%	8/15/41	4,040	2,779
	Amgen Inc.	4.950%	10/1/41	1,335	1,207
	Amgen Inc.	5.150%	11/15/41	2,440	2,257
	Amgen Inc.	5.650%	6/15/42	902	880
	Amgen Inc.	5.600%	3/2/43	9,953	9,741
	Amgen Inc.	4.400%	5/1/45	8,284	6,875
	Amgen Inc.	4.563%	6/15/48	2,021	1,715
	Amgen Inc.	3.375%	2/21/50	8,018	5,554
	Amgen Inc.	4.663%	6/15/51	11,811	10,091
	Amgen Inc.	3.000%	1/15/52	994	643
	Amgen Inc.	4.200%	2/22/52	2,965	2,339
	Amgen Inc.	4.875%	3/1/53	5,007	4,404
	Amgen Inc.	5.650%	3/2/53	14,021	13,821
	Amgen Inc.	2.770%	9/1/53	3,234	1,925
	Amgen Inc.	4.400%	2/22/62	3,598	2,830
	Amgen Inc.	5.750%	3/2/63	10,530	10,317
[1]	Ascension Health	3.106%	11/15/39	1,886	1,397
	Ascension Health	3.945%	11/15/46	3,833	3,031
[1]	Ascension Health	4.847%	11/15/53	835	757
	AstraZeneca plc	6.450%	9/15/37	10,112	11,274
	AstraZeneca plc	4.000%	9/18/42	4,208	3,583
	AstraZeneca plc	4.375%	11/16/45	4,162	3,651
	AstraZeneca plc	4.375%	8/17/48	1,994	1,752
	AstraZeneca plc	2.125%	8/6/50	1,145	663
	AstraZeneca plc	3.000%	5/28/51	1,382	960
	Banner Health	2.907%	1/1/42	970	664
[1]	Banner Health	3.181%	1/1/50	1,190	801
	Banner Health	2.913%	1/1/51	1,034	646
[1]	Baptist Health South Florida Obligated Group	3.115%	11/15/71	1,075	598
[1]	Baptist Healthcare System Obligated Group	3.540%	8/15/50	1,695	1,162
	Baxalta Inc.	5.250%	6/23/45	2,048	1,912
	Baxter International Inc.	3.500%	8/15/46	1,264	839
	Baxter International Inc.	3.132%	12/1/51	2,457	1,547
[1]	BayCare Health System Inc.	3.831%	11/15/50	1,648	1,280
	Baylor Scott & White Holdings	4.185%	11/15/45	1,326	1,099
	Baylor Scott & White Holdings	3.967%	11/15/46	1,338	1,059
[1]	Baylor Scott & White Holdings	2.839%	11/15/50	3,062	1,937
	Becton Dickinson & Co.	4.685%	12/15/44	2,827	2,469
	Becton Dickinson & Co.	4.669%	6/6/47	5,236	4,567
	Becton Dickinson & Co.	3.794%	5/20/50	1,827	1,371
[1]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	1,130	666

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Biogen Inc.	5.200%	9/15/45	3,380	3,099
	Biogen Inc.	3.150%	5/1/50	4,894	3,158
	Biogen Inc.	3.250%	2/15/51	2,189	1,432
[1]	Bon Secours Mercy Health Inc.	3.205%	6/1/50	1,140	734
	Boston Scientific Corp.	6.500%	11/15/35	1,479	1,602
	Boston Scientific Corp.	4.550%	3/1/39	680	608
	Boston Scientific Corp.	7.375%	1/15/40	1,301	1,488
	Boston Scientific Corp.	4.700%	3/1/49	2,247	1,992
	Bristol-Myers Squibb Co.	4.125%	6/15/39	5,566	4,786
	Bristol-Myers Squibb Co.	2.350%	11/13/40	2,077	1,371
	Bristol-Myers Squibb Co.	3.550%	3/15/42	3,816	2,967
	Bristol-Myers Squibb Co.	3.250%	8/1/42	843	616
	Bristol-Myers Squibb Co.	4.500%	3/1/44	840	725
	Bristol-Myers Squibb Co.	4.625%	5/15/44	3,894	3,453
	Bristol-Myers Squibb Co.	4.350%	11/15/47	6,851	5,721
	Bristol-Myers Squibb Co.	4.550%	2/20/48	3,993	3,463
	Bristol-Myers Squibb Co.	4.250%	10/26/49	11,992	9,924
	Bristol-Myers Squibb Co.	2.550%	11/13/50	5,198	3,105
	Bristol-Myers Squibb Co.	3.700%	3/15/52	6,760	5,039
	Bristol-Myers Squibb Co.	6.250%	11/15/53	3,820	4,163
	Bristol-Myers Squibb Co.	3.900%	3/15/62	4,662	3,436
	Bristol-Myers Squibb Co.	6.400%	11/15/63	3,760	4,145
	Cardinal Health Inc.	4.600%	3/15/43	1,005	834
	Cardinal Health Inc.	4.500%	11/15/44	951	765
	Cardinal Health Inc.	4.900%	9/15/45	1,898	1,604
	Cardinal Health Inc.	4.368%	6/15/47	1,812	1,453
[1]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/50	1,187	768
	Cencora Inc.	4.250%	3/1/45	988	804
	Cencora Inc.	4.300%	12/15/47	2,335	1,964
	Children's Health System of Texas	2.511%	8/15/50	1,550	895
[1]	Children's Hospital	2.928%	7/15/50	920	547
[1]	Children's Hospital Corp.	4.115%	1/1/47	1,174	961
[1]	Children's Hospital Corp.	2.585%	2/1/50	1,357	823
	Children's Hospital Medical Center	4.268%	5/15/44	1,011	857
[1]	Children's Hospital of Philadelphia	2.704%	7/1/50	1,347	835
	Cigna Group	4.800%	8/15/38	7,194	6,639
	Cigna Group	3.200%	3/15/40	2,465	1,826
[1]	Cigna Group	6.125%	11/15/41	663	685
[1]	Cigna Group	4.800%	7/15/46	4,641	4,094
[1]	Cigna Group	3.875%	10/15/47	3,164	2,398
	Cigna Group	4.900%	12/15/48	9,902	8,781
	Cigna Group	3.400%	3/15/50	4,189	2,882
	Cigna Group	3.400%	3/15/51	4,933	3,384
[1]	City of Hope	5.623%	11/15/43	1,141	1,059
[1]	City of Hope	4.378%	8/15/48	1,055	826
[1]	CommonSpirit Health	4.350%	11/1/42	2,163	1,761
	CommonSpirit Health	3.817%	10/1/49	895	641
	CommonSpirit Health	4.187%	10/1/49	2,189	1,661
	CommonSpirit Health	3.910%	10/1/50	2,156	1,549
	CommonSpirit Health	6.461%	11/1/52	900	955
[1]	Community Health Network Inc.	3.099%	5/1/50	1,533	951
[1]	Corewell Health Obligated Group	3.487%	7/15/49	1,545	1,089
[1]	Cottage Health Obligated Group	3.304%	11/1/49	1,734	1,183
	CVS Health Corp.	4.875%	7/20/35	2,732	2,549
	CVS Health Corp.	4.780%	3/25/38	16,744	15,051
	CVS Health Corp.	6.125%	9/15/39	1,171	1,185
	CVS Health Corp.	4.125%	4/1/40	2,646	2,142

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CVS Health Corp.	2.700%	8/21/40	4,033	2,696
	CVS Health Corp.	5.300%	12/5/43	2,691	2,460
	CVS Health Corp.	5.125%	7/20/45	12,532	11,135
	CVS Health Corp.	5.050%	3/25/48	25,305	22,204
	CVS Health Corp.	4.250%	4/1/50	3,440	2,668
	CVS Health Corp.	5.625%	2/21/53	3,860	3,658
	CVS Health Corp.	5.875%	6/1/53	3,509	3,441
	CVS Health Corp.	6.000%	6/1/63	2,877	2,819
	Danaher Corp.	4.375%	9/15/45	1,425	1,234
	Danaher Corp.	2.600%	10/1/50	3,285	2,024
	Danaher Corp.	2.800%	12/10/51	3,263	2,071
[1]	Dartmouth-Hitchcock Health	4.178%	8/1/48	678	503
	DH Europe Finance II Sarl	3.250%	11/15/39	3,123	2,416
	DH Europe Finance II Sarl	3.400%	11/15/49	2,670	1,931
	Dignity Health	4.500%	11/1/42	1,298	1,045
	Dignity Health	5.267%	11/1/64	995	871
[1]	Duke University Health System Inc.	3.920%	6/1/47	2,112	1,670
	Elevance Health Inc.	5.950%	12/15/34	1,419	1,457
	Elevance Health Inc.	5.850%	1/15/36	268	272
	Elevance Health Inc.	4.625%	5/15/42	2,644	2,313
	Elevance Health Inc.	4.650%	1/15/43	3,494	3,054
	Elevance Health Inc.	5.100%	1/15/44	3,540	3,228
	Elevance Health Inc.	4.650%	8/15/44	2,316	2,011
	Elevance Health Inc.	4.375%	12/1/47	3,606	3,009
	Elevance Health Inc.	4.550%	3/1/48	3,196	2,723
	Elevance Health Inc.	3.700%	9/15/49	3,967	2,915
	Elevance Health Inc.	3.125%	5/15/50	3,691	2,455
	Elevance Health Inc.	3.600%	3/15/51	4,499	3,255
	Elevance Health Inc.	4.550%	5/15/52	1,283	1,086
	Elevance Health Inc.	6.100%	10/15/52	3,083	3,263
	Elevance Health Inc.	5.125%	2/15/53	3,826	3,551
	Eli Lilly & Co.	5.550%	3/15/37	950	993
	Eli Lilly & Co.	3.700%	3/1/45	540	436
	Eli Lilly & Co.	3.950%	5/15/47	750	631
	Eli Lilly & Co.	3.950%	3/15/49	3,128	2,607
	Eli Lilly & Co.	2.250%	5/15/50	5,000	3,012
	Eli Lilly & Co.	4.875%	2/27/53	3,565	3,461
	Eli Lilly & Co.	4.150%	3/15/59	1,847	1,531
	Eli Lilly & Co.	2.500%	9/15/60	2,810	1,614
	Eli Lilly & Co.	4.950%	2/27/63	3,265	3,142
[1]	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/49	1,205	838
[1]	Fred Hutchinson Cancer Center	4.966%	1/1/52	1,010	908
	GE HealthCare Technologies Inc.	6.377%	11/22/52	3,375	3,619
	Gilead Sciences Inc.	4.600%	9/1/35	3,361	3,173
	Gilead Sciences Inc.	4.000%	9/1/36	2,529	2,219
	Gilead Sciences Inc.	2.600%	10/1/40	2,938	2,028
	Gilead Sciences Inc.	5.650%	12/1/41	3,728	3,762
	Gilead Sciences Inc.	4.800%	4/1/44	6,198	5,638
	Gilead Sciences Inc.	4.500%	2/1/45	4,706	4,085
	Gilead Sciences Inc.	4.750%	3/1/46	7,275	6,551
	Gilead Sciences Inc.	4.150%	3/1/47	5,639	4,625
	Gilead Sciences Inc.	2.800%	10/1/50	4,361	2,781
	Gilead Sciences Inc.	5.550%	10/15/53	3,995	4,033
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	9,093	10,148
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	998	872
[1]	Hackensack Meridian Health Inc.	2.675%	9/1/41	962	641
	Hackensack Meridian Health Inc.	4.211%	7/1/48	1,115	907

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Hackensack Meridian Health Inc.	2.875%	9/1/50	1,469	924
	Hackensack Meridian Health Inc.	4.500%	7/1/57	903	753
[1]	Hartford HealthCare Corp.	3.447%	7/1/54	1,216	809
	HCA Inc.	5.125%	6/15/39	3,360	3,014
	HCA Inc.	4.375%	3/15/42	1,624	1,286
	HCA Inc.	5.500%	6/15/47	6,326	5,687
	HCA Inc.	5.250%	6/15/49	6,629	5,758
	HCA Inc.	3.500%	7/15/51	3,776	2,465
	HCA Inc.	4.625%	3/15/52	6,752	5,337
	HCA Inc.	5.900%	6/1/53	3,400	3,236
	Hoag Memorial Hospital Presbyterian	3.803%	7/15/52	2,055	1,558
	Humana Inc.	5.950%	3/15/34	1,300	1,338
	Humana Inc.	4.625%	12/1/42	1,295	1,111
	Humana Inc.	4.950%	10/1/44	3,434	3,047
	Humana Inc.	4.800%	3/15/47	1,502	1,295
	Humana Inc.	3.950%	8/15/49	1,506	1,145
	Humana Inc.	5.500%	3/15/53	2,493	2,396
	IHC Health Services Inc.	4.131%	5/15/48	1,266	1,065
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	1,309	1,049
[1]	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	849	536
	Inova Health System Foundation	4.068%	5/15/52	1,280	1,032
[1]	Integris Baptist Medical Center Inc.	3.875%	8/15/50	926	658
[1]	Iowa Health System	3.665%	2/15/50	898	630
	Johns Hopkins Health System Corp.	3.837%	5/15/46	2,060	1,612
	Johnson & Johnson	4.375%	12/5/33	1,007	1,006
	Johnson & Johnson	3.550%	3/1/36	2,979	2,634
	Johnson & Johnson	3.625%	3/3/37	5,269	4,628
	Johnson & Johnson	5.950%	8/15/37	4,353	4,819
	Johnson & Johnson	3.400%	1/15/38	5,113	4,303
	Johnson & Johnson	5.850%	7/15/38	2,691	2,962
	Johnson & Johnson	2.100%	9/1/40	2,200	1,476
	Johnson & Johnson	4.500%	9/1/40	2,544	2,401
	Johnson & Johnson	4.850%	5/15/41	704	689
	Johnson & Johnson	4.500%	12/5/43	2,752	2,599
	Johnson & Johnson	3.700%	3/1/46	7,988	6,599
	Johnson & Johnson	3.750%	3/3/47	2,733	2,253
	Johnson & Johnson	3.500%	1/15/48	2,825	2,228
	Johnson & Johnson	2.250%	9/1/50	957	588
	Johnson & Johnson	2.450%	9/1/60	3,035	1,835
[1]	Kaiser Foundation Hospitals	2.810%	6/1/41	3,584	2,487
	Kaiser Foundation Hospitals	4.875%	4/1/42	2,945	2,692
	Kaiser Foundation Hospitals	4.150%	5/1/47	4,962	4,063
[1]	Kaiser Foundation Hospitals	3.266%	11/1/49	3,495	2,400
[1]	Kaiser Foundation Hospitals	3.002%	6/1/51	4,751	3,061
	Koninklijke Philips NV	6.875%	3/11/38	2,445	2,580
	Koninklijke Philips NV	5.000%	3/15/42	1,494	1,279
	Laboratory Corp. of America Holdings	4.700%	2/1/45	3,197	2,741
[1]	Mass General Brigham Inc.	3.765%	7/1/48	1,085	825
[1]	Mass General Brigham Inc.	3.192%	7/1/49	1,362	925
[1]	Mass General Brigham Inc.	4.117%	7/1/55	928	728
[1]	Mass General Brigham Inc.	3.342%	7/1/60	2,109	1,380
[1]	Mayo Clinic	4.000%	11/15/47	948	770
[1]	Mayo Clinic	4.128%	11/15/52	1,043	869
[1]	Mayo Clinic	3.196%	11/15/61	1,804	1,160
[1]	McLaren Health Care Corp.	4.386%	5/15/48	842	684
[1]	MedStar Health Inc.	3.626%	8/15/49	1,030	719
	Medtronic Inc.	4.375%	3/15/35	6,700	6,276
	Medtronic Inc.	4.625%	3/15/45	6,859	6,239

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Memorial Health Services	3.447%	11/1/49	1,308	920
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	1,255	1,166
[1]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	1,503	972
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	1,345	1,078
[1]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	2,159	1,735
	Merck & Co. Inc.	6.500%	12/1/33	1,986	2,218
	Merck & Co. Inc.	3.900%	3/7/39	4,999	4,309
	Merck & Co. Inc.	2.350%	6/24/40	3,444	2,351
	Merck & Co. Inc.	3.600%	9/15/42	1,528	1,222
	Merck & Co. Inc.	4.150%	5/18/43	2,427	2,095
	Merck & Co. Inc.	4.900%	5/17/44	2,725	2,593
	Merck & Co. Inc.	3.700%	2/10/45	8,641	6,874
	Merck & Co. Inc.	4.000%	3/7/49	4,886	4,032
	Merck & Co. Inc.	2.450%	6/24/50	1,267	774
	Merck & Co. Inc.	2.750%	12/10/51	6,305	4,028
	Merck & Co. Inc.	5.000%	5/17/53	4,065	3,909
	Merck & Co. Inc.	2.900%	12/10/61	6,727	4,147
	Merck & Co. Inc.	5.150%	5/17/63	3,949	3,842
	Merck Sharp & Dohme Corp.	5.750%	11/15/36	1,220	1,275
[1]	Methodist Hospital	2.705%	12/1/50	1,795	1,078
[1]	Montefiore Obligated Group	5.246%	11/1/48	1,082	756
	Montefiore Obligated Group	4.287%	9/1/50	1,287	736
[1]	Mount Sinai Hospital	3.981%	7/1/48	1,040	789
[1]	Mount Sinai Hospital	3.737%	7/1/49	1,718	1,208
[1]	Mount Sinai Hospital	3.391%	7/1/50	1,345	877
	MultiCare Health System	2.803%	8/15/50	975	561
	Mylan Inc.	5.400%	11/29/43	1,550	1,245
	Mylan Inc.	5.200%	4/15/48	2,087	1,589
[1]	MyMichigan Health	3.409%	6/1/50	1,088	725
	New York & Presbyterian Hospital	2.256%	8/1/40	1,071	690
	New York & Presbyterian Hospital	4.024%	8/1/45	1,103	886
	New York & Presbyterian Hospital	4.063%	8/1/56	1,393	1,081
	New York & Presbyterian Hospital	2.606%	8/1/60	943	500
[1]	New York & Presbyterian Hospital	3.954%	8/1/19	1,431	973
	Northwell Healthcare Inc.	3.979%	11/1/46	1,156	869
	Northwell Healthcare Inc.	4.260%	11/1/47	2,524	1,972
	Northwell Healthcare Inc.	3.809%	11/1/49	2,583	1,821
[1]	Northwestern Memorial Healthcare Obligated Group	2.633%	7/15/51	1,979	1,213
	Novant Health Inc.	2.637%	11/1/36	1,502	1,094
	Novant Health Inc.	3.168%	11/1/51	3,148	2,033
	Novant Health Inc.	3.318%	11/1/61	940	584
	Novartis Capital Corp.	3.700%	9/21/42	1,256	1,026
	Novartis Capital Corp.	4.400%	5/6/44	6,443	5,807
	Novartis Capital Corp.	4.000%	11/20/45	3,942	3,326
	Novartis Capital Corp.	2.750%	8/14/50	4,569	3,039
[1]	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667%	10/1/50	1,094	627
[1]	NYU Langone Hospitals	5.750%	7/1/43	1,250	1,242
	NYU Langone Hospitals	4.784%	7/1/44	1,015	902
[1]	NYU Langone Hospitals	4.368%	7/1/47	1,815	1,502
[1]	NYU Langone Hospitals	3.380%	7/1/55	1,267	823
	OhioHealth Corp.	2.834%	11/15/41	1,016	692
[1]	OhioHealth Corp.	3.042%	11/15/50	1,194	814
	Orlando Health Obligated Group	4.089%	10/1/48	1,139	886
	Orlando Health Obligated Group	3.327%	10/1/50	930	635
[1]	PeaceHealth Obligated Group	4.787%	11/15/48	1,165	963
[1]	PeaceHealth Obligated Group	3.218%	11/15/50	1,430	876

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pfizer Inc.	4.000%	12/15/36	3,688	3,322
	Pfizer Inc.	4.100%	9/15/38	3,177	2,797
	Pfizer Inc.	3.900%	3/15/39	3,817	3,235
	Pfizer Inc.	7.200%	3/15/39	7,691	9,154
	Pfizer Inc.	2.550%	5/28/40	1,343	939
	Pfizer Inc.	4.300%	6/15/43	2,674	2,326
	Pfizer Inc.	4.400%	5/15/44	2,973	2,656
	Pfizer Inc.	4.125%	12/15/46	5,104	4,304
	Pfizer Inc.	4.200%	9/15/48	3,979	3,398
	Pfizer Inc.	4.000%	3/15/49	6,108	5,107
	Pfizer Inc.	2.700%	5/28/50	1,193	780
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/43	11,192	10,755
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/53	23,331	22,760
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/63	10,893	10,496
[1]	Piedmont Healthcare Inc.	2.719%	1/1/42	1,000	667
	Piedmont Healthcare Inc.	2.864%	1/1/52	1,435	871
	Presbyterian Healthcare Services	4.875%	8/1/52	1,075	979
	Providence St. Joseph Health Obligated Group	5.403%	10/1/33	1,875	1,835
[1]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	1,373	974
[1]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	1,520	1,124
[1]	Providence St. Joseph Health Obligated Group	2.700%	10/1/51	1,436	803
	Queen's Health Systems	4.810%	7/1/52	1,010	901
	Quest Diagnostics Inc.	4.700%	3/30/45	1,093	935
[1]	Rady Children's Hospital-San Diego	3.154%	8/15/51	980	648
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	2,493	1,513
	Revvity Inc.	3.625%	3/15/51	609	407
	Royalty Pharma plc	3.300%	9/2/40	2,954	2,070
	Royalty Pharma plc	3.550%	9/2/50	3,236	2,121
	Royalty Pharma plc	3.350%	9/2/51	2,536	1,588
	RWJ Barnabas Health Inc.	3.949%	7/1/46	1,531	1,186
	RWJ Barnabas Health Inc.	3.477%	7/1/49	975	696
[1]	Seattle Children's Hospital	2.719%	10/1/50	1,195	726
[1]	Sentara Healthcare	2.927%	11/1/51	984	620
[1]	Sharp HealthCare	2.680%	8/1/50	984	589
[1]	Stanford Health Care	3.795%	11/15/48	1,655	1,258
	Stanford Health Care	3.027%	8/15/51	1,236	812
	STERIS Irish FinCo Unltd. Co.	3.750%	3/15/51	2,355	1,694
	Stryker Corp.	4.100%	4/1/43	861	703
	Stryker Corp.	4.375%	5/15/44	1,099	930
	Stryker Corp.	4.625%	3/15/46	2,943	2,623
	Stryker Corp.	2.900%	6/15/50	2,064	1,348
	Summa Health	3.511%	11/15/51	1,075	710
[1]	Sutter Health	3.161%	8/15/40	1,238	893
[1]	Sutter Health	4.091%	8/15/48	1,070	844
[1]	Sutter Health	3.361%	8/15/50	1,985	1,358
	Sutter Health	5.547%	8/15/53	1,270	1,250
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	5,244	3,783
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	7,009	4,657
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	2,500	1,611
	Texas Health Resources	2.328%	11/15/50	905	506
[1]	Texas Health Resources	4.330%	11/15/55	851	709
[3]	Thermo Fisher Scientific Inc.	5.200%	1/31/34	1,600	1,611
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	4,678	3,318
	Thermo Fisher Scientific Inc.	5.404%	8/10/43	1,960	1,960
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	1,418	1,386
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	2,450	2,036
	Toledo Hospital	5.750%	11/15/38	1,460	1,404
[1]	Trinity Health Corp.	2.632%	12/1/40	1,205	813

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Trinity Health Corp.	4.125%	12/1/45	1,655	1,333
[1]	Trinity Health Corp.	3.434%	12/1/48	1,000	724
	UMass Memorial Health Care Obligated Group	5.363%	7/1/52	1,085	977
	UnitedHealth Group Inc.	4.625%	7/15/35	1,631	1,567
	UnitedHealth Group Inc.	5.800%	3/15/36	2,271	2,385
	UnitedHealth Group Inc.	6.500%	6/15/37	4,152	4,627
	UnitedHealth Group Inc.	6.625%	11/15/37	1,796	2,021
	UnitedHealth Group Inc.	6.875%	2/15/38	3,900	4,535
	UnitedHealth Group Inc.	3.500%	8/15/39	2,761	2,217
	UnitedHealth Group Inc.	2.750%	5/15/40	875	626
	UnitedHealth Group Inc.	5.700%	10/15/40	2,111	2,160
	UnitedHealth Group Inc.	5.950%	2/15/41	1,047	1,089
	UnitedHealth Group Inc.	3.050%	5/15/41	1,594	1,178
	UnitedHealth Group Inc.	4.625%	11/15/41	1,687	1,522
	UnitedHealth Group Inc.	4.375%	3/15/42	1,598	1,378
	UnitedHealth Group Inc.	3.950%	10/15/42	1,217	994
	UnitedHealth Group Inc.	4.250%	3/15/43	1,192	1,026
	UnitedHealth Group Inc.	4.750%	7/15/45	8,756	7,998
	UnitedHealth Group Inc.	4.200%	1/15/47	3,350	2,776
	UnitedHealth Group Inc.	4.250%	4/15/47	2,101	1,741
	UnitedHealth Group Inc.	3.750%	10/15/47	2,886	2,237
	UnitedHealth Group Inc.	4.250%	6/15/48	4,387	3,656
	UnitedHealth Group Inc.	4.450%	12/15/48	5,389	4,650
	UnitedHealth Group Inc.	3.700%	8/15/49	4,069	3,081
	UnitedHealth Group Inc.	2.900%	5/15/50	816	531
	UnitedHealth Group Inc.	3.250%	5/15/51	3,828	2,682
	UnitedHealth Group Inc.	4.750%	5/15/52	7,995	7,195
	UnitedHealth Group Inc.	5.875%	2/15/53	6,355	6,757
	UnitedHealth Group Inc.	5.050%	4/15/53	5,268	4,995
	UnitedHealth Group Inc.	3.875%	8/15/59	3,938	2,952
	UnitedHealth Group Inc.	3.125%	5/15/60	1,285	832
	UnitedHealth Group Inc.	4.950%	5/15/62	6,879	6,262
	UnitedHealth Group Inc.	6.050%	2/15/63	6,447	6,970
	UnitedHealth Group Inc.	5.200%	4/15/63	6,773	6,474
	UPMC	5.377%	5/15/43	975	933
	Utah Acquisition Sub Inc.	5.250%	6/15/46	2,988	2,319
	Viatris Inc.	3.850%	6/22/40	4,035	2,800
	Viatris Inc.	4.000%	6/22/50	5,481	3,556
[1]	WakeMed	3.286%	10/1/52	482	313
[1]	West Virginia United Health System Obligated Group	3.129%	6/1/50	1,095	672
[1]	Willis-Knighton Medical Center	4.813%	9/1/48	1,010	832
[1]	Willis-Knighton Medical Center	3.065%	3/1/51	1,218	717
	Wyeth LLC	6.500%	2/1/34	1,317	1,438
	Wyeth LLC	6.000%	2/15/36	1,969	2,081
	Wyeth LLC	5.950%	4/1/37	5,662	5,973
[1]	Yale-New Haven Health Services Corp.	2.496%	7/1/50	1,611	904
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	1,189	1,152
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	505	410
	Zoetis Inc.	4.700%	2/1/43	4,315	3,861
	Zoetis Inc.	3.950%	9/12/47	1,819	1,423
	Zoetis Inc.	4.450%	8/20/48	1,241	1,050
	Zoetis Inc.	3.000%	5/15/50	1,555	1,034
					1,074,377
Industrials (8.6%)
[1]	3M Co.	5.700%	3/15/37	1,042	1,079
[1]	3M Co.	3.875%	6/15/44	565	430
[1]	3M Co.	3.125%	9/19/46	735	505

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	3M Co.	3.625%	10/15/47	1,949	1,402
[1]	3M Co.	4.000%	9/14/48	3,553	2,872
	3M Co.	3.250%	8/26/49	2,578	1,739
	3M Co.	3.700%	4/15/50	789	585
	ABB Finance USA Inc.	4.375%	5/8/42	1,429	1,246
[1]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/34	1,656	1,344
	Boeing Co.	6.125%	2/15/33	324	337
	Boeing Co.	3.600%	5/1/34	2,176	1,847
	Boeing Co.	3.250%	2/1/35	1,568	1,260
	Boeing Co.	6.625%	2/15/38	915	969
	Boeing Co.	3.550%	3/1/38	1,025	789
	Boeing Co.	3.500%	3/1/39	1,286	967
	Boeing Co.	6.875%	3/15/39	1,125	1,227
	Boeing Co.	5.875%	2/15/40	1,175	1,166
	Boeing Co.	5.705%	5/1/40	9,087	8,949
	Boeing Co.	3.650%	3/1/47	611	417
	Boeing Co.	3.625%	3/1/48	859	592
	Boeing Co.	3.850%	11/1/48	1,137	823
	Boeing Co.	3.900%	5/1/49	2,374	1,761
	Boeing Co.	3.750%	2/1/50	4,486	3,260
	Boeing Co.	5.805%	5/1/50	19,692	19,201
	Boeing Co.	3.825%	3/1/59	760	521
	Boeing Co.	3.950%	8/1/59	3,283	2,337
	Boeing Co.	5.930%	5/1/60	13,113	12,716
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	1,384	1,490
	Burlington Northern Santa Fe LLC	6.150%	5/1/37	1,896	2,038
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	2,272	2,351
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	1,434	1,359
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	1,271	1,269
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	1,034	966
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	1,671	1,454
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	3,475	3,016
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	1,922	1,836
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	5,761	5,371
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	2,852	2,500
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	3,476	2,870
	Burlington Northern Santa Fe LLC	4.700%	9/1/45	1,190	1,054
	Burlington Northern Santa Fe LLC	3.900%	8/1/46	3,732	2,948
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	1,800	1,467
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	1,344	1,080
	Burlington Northern Santa Fe LLC	4.150%	12/15/48	1,307	1,067
	Burlington Northern Santa Fe LLC	3.550%	2/15/50	2,122	1,575
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	2,691	1,783
	Burlington Northern Santa Fe LLC	3.300%	9/15/51	4,310	3,012
	Burlington Northern Santa Fe LLC	2.875%	6/15/52	1,100	710
	Burlington Northern Santa Fe LLC	4.450%	1/15/53	5,499	4,751
	Burlington Northern Santa Fe LLC	5.200%	4/15/54	5,563	5,400
	Canadian National Railway Co.	6.250%	8/1/34	1,208	1,302
	Canadian National Railway Co.	6.200%	6/1/36	2,745	2,953
	Canadian National Railway Co.	6.375%	11/15/37	2,010	2,161
	Canadian National Railway Co.	4.500%	11/7/43	200	170
	Canadian National Railway Co.	3.200%	8/2/46	1,571	1,117
	Canadian National Railway Co.	3.650%	2/3/48	2,268	1,737
	Canadian National Railway Co.	4.450%	1/20/49	3,085	2,643
	Canadian National Railway Co.	2.450%	5/1/50	1,315	789
	Canadian National Railway Co.	4.400%	8/5/52	2,233	1,923
	Canadian Pacific Railway Co.	4.800%	9/15/35	996	930

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Canadian Pacific Railway Co.	5.950%	5/15/37	1,559	1,590
	Canadian Pacific Railway Co.	3.000%	12/2/41	3,362	2,936
	Canadian Pacific Railway Co.	4.300%	5/15/43	1,381	1,133
	Canadian Pacific Railway Co.	4.800%	8/1/45	1,865	1,640
	Canadian Pacific Railway Co.	4.950%	8/15/45	1,008	894
	Canadian Pacific Railway Co.	4.700%	5/1/48	1,492	1,268
	Canadian Pacific Railway Co.	3.500%	5/1/50	1,825	1,287
	Canadian Pacific Railway Co.	3.100%	12/2/51	6,253	4,180
	Canadian Pacific Railway Co.	4.200%	11/15/69	2,232	1,679
	Canadian Pacific Railway Co.	6.125%	9/15/15	2,712	2,750
[2]	Carrier Global Corp.	5.900%	3/15/34	3,300	3,396
	Carrier Global Corp.	3.377%	4/5/40	4,190	3,137
	Carrier Global Corp.	3.577%	4/5/50	5,678	4,047
[2]	Carrier Global Corp.	6.200%	3/15/54	4,000	4,227
	Caterpillar Inc.	6.050%	8/15/36	1,095	1,180
	Caterpillar Inc.	5.200%	5/27/41	1,771	1,770
	Caterpillar Inc.	3.803%	8/15/42	5,078	4,173
	Caterpillar Inc.	4.300%	5/15/44	880	782
	Caterpillar Inc.	3.250%	9/19/49	4,297	3,126
	Caterpillar Inc.	3.250%	4/9/50	3,613	2,645
	Caterpillar Inc.	4.750%	5/15/64	1,674	1,490
	CSX Corp.	6.000%	10/1/36	469	493
	CSX Corp.	6.150%	5/1/37	2,324	2,473
	CSX Corp.	6.220%	4/30/40	979	1,039
	CSX Corp.	5.500%	4/15/41	1,766	1,732
	CSX Corp.	4.750%	5/30/42	1,941	1,741
	CSX Corp.	4.400%	3/1/43	762	648
	CSX Corp.	4.100%	3/15/44	4,147	3,376
	CSX Corp.	3.800%	11/1/46	3,443	2,631
	CSX Corp.	4.300%	3/1/48	5,187	4,274
	CSX Corp.	4.750%	11/15/48	2,168	1,893
	CSX Corp.	4.500%	3/15/49	1,456	1,221
	CSX Corp.	3.350%	9/15/49	3,726	2,589
	CSX Corp.	3.800%	4/15/50	1,820	1,371
	CSX Corp.	3.950%	5/1/50	829	645
	CSX Corp.	2.500%	5/15/51	1,229	721
	CSX Corp.	4.500%	11/15/52	4,462	3,814
	CSX Corp.	4.500%	8/1/54	976	825
	CSX Corp.	4.250%	11/1/66	1,584	1,233
	CSX Corp.	4.650%	3/1/68	1,840	1,533
	Cummins Inc.	4.875%	10/1/43	1,063	985
	Cummins Inc.	2.600%	9/1/50	2,144	1,310
	Deere & Co.	3.900%	6/9/42	6,665	5,653
	Deere & Co.	2.875%	9/7/49	996	683
	Deere & Co.	3.750%	4/15/50	1,923	1,564
	Dover Corp.	5.375%	10/15/35	1,000	995
	Dover Corp.	5.375%	3/1/41	995	948
	Eaton Corp.	4.150%	11/2/42	7,118	6,080
	Eaton Corp.	3.915%	9/15/47	506	404
	Eaton Corp.	4.700%	8/23/52	2,210	2,009
	Emerson Electric Co.	5.250%	11/15/39	1,525	1,477
	Emerson Electric Co.	2.750%	10/15/50	2,210	1,377
	Emerson Electric Co.	2.800%	12/21/51	2,105	1,330
	FedEx Corp.	4.900%	1/15/34	1,032	1,002
	FedEx Corp.	3.900%	2/1/35	1,423	1,233
	FedEx Corp.	3.250%	5/15/41	1,858	1,347
	FedEx Corp.	3.875%	8/1/42	1,006	782
	FedEx Corp.	4.100%	4/15/43	1,034	821

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	FedEx Corp.	5.100%	1/15/44	2,521	2,284
	FedEx Corp.	4.100%	2/1/45	1,300	1,020
	FedEx Corp.	4.750%	11/15/45	3,956	3,416
	FedEx Corp.	4.550%	4/1/46	3,670	3,091
	FedEx Corp.	4.400%	1/15/47	2,426	1,974
	FedEx Corp.	4.050%	2/15/48	3,543	2,736
	FedEx Corp.	4.950%	10/17/48	3,451	3,055
	FedEx Corp.	5.250%	5/15/50	4,941	4,590
[1]	FedEx Corp. Pass-Through Trust Class AA Series 2020-1	1.875%	2/20/34	1,117	899
	Fortive Corp.	4.300%	6/15/46	1,568	1,247
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	4,310	4,011
	General Dynamics Corp.	4.250%	4/1/40	3,770	3,315
	General Dynamics Corp.	2.850%	6/1/41	2,350	1,690
	General Dynamics Corp.	3.600%	11/15/42	2,327	1,825
	General Dynamics Corp.	4.250%	4/1/50	2,509	2,162
[1]	General Electric Co.	5.875%	1/14/38	2,270	2,381
[1]	General Electric Co.	6.875%	1/10/39	2,353	2,681
	General Electric Co.	4.500%	3/11/44	1,436	1,250
	General Electric Co.	4.350%	5/1/50	886	736
	Honeywell International Inc.	4.500%	1/15/34	3,050	2,927
	Honeywell International Inc.	5.700%	3/15/36	982	1,023
	Honeywell International Inc.	5.700%	3/15/37	935	974
	Honeywell International Inc.	5.375%	3/1/41	996	1,001
	Honeywell International Inc.	3.812%	11/21/47	2,934	2,336
	Illinois Tool Works Inc.	4.875%	9/15/41	2,159	2,046
	Illinois Tool Works Inc.	3.900%	9/1/42	3,550	2,968
	Jacobs Engineering Group Inc.	5.900%	3/1/33	519	506
[1]	Johnson Controls International plc	6.000%	1/15/36	970	1,000
[1]	Johnson Controls International plc	4.625%	7/2/44	2,590	2,177
	Johnson Controls International plc	4.500%	2/15/47	1,425	1,185
[1]	Johnson Controls International plc	4.950%	7/2/64	1,424	1,197
	L3Harris Technologies Inc.	4.854%	4/27/35	1,526	1,434
	L3Harris Technologies Inc.	6.150%	12/15/40	1,185	1,223
	L3Harris Technologies Inc.	5.600%	7/31/53	2,215	2,196
	Lockheed Martin Corp.	4.750%	2/15/34	2,609	2,543
	Lockheed Martin Corp.	3.600%	3/1/35	1,598	1,395
	Lockheed Martin Corp.	4.500%	5/15/36	2,104	1,977
[1]	Lockheed Martin Corp.	6.150%	9/1/36	1,987	2,146
	Lockheed Martin Corp.	5.720%	6/1/40	1,104	1,145
	Lockheed Martin Corp.	4.850%	9/15/41	330	296
	Lockheed Martin Corp.	4.070%	12/15/42	4,515	3,845
	Lockheed Martin Corp.	3.800%	3/1/45	2,992	2,412
	Lockheed Martin Corp.	4.700%	5/15/46	2,058	1,886
	Lockheed Martin Corp.	2.800%	6/15/50	1,805	1,187
	Lockheed Martin Corp.	4.090%	9/15/52	4,507	3,728
	Lockheed Martin Corp.	4.150%	6/15/53	2,367	1,967
	Lockheed Martin Corp.	5.700%	11/15/54	4,173	4,378
	Lockheed Martin Corp.	5.200%	2/15/55	2,369	2,317
	Lockheed Martin Corp.	4.300%	6/15/62	2,470	2,035
	Lockheed Martin Corp.	5.900%	11/15/63	3,635	3,910
[1]	Nature Conservancy	3.957%	3/1/52	1,425	1,144
	Norfolk Southern Corp.	5.550%	3/15/34	1,500	1,520
	Norfolk Southern Corp.	4.837%	10/1/41	1,215	1,096
	Norfolk Southern Corp.	3.950%	10/1/42	1,011	804
	Norfolk Southern Corp.	4.650%	1/15/46	835	713
	Norfolk Southern Corp.	3.942%	11/1/47	1,555	1,200

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Norfolk Southern Corp.	4.150%	2/28/48	1,880	1,493
	Norfolk Southern Corp.	4.100%	5/15/49	1,535	1,206
	Norfolk Southern Corp.	3.400%	11/1/49	1,831	1,272
	Norfolk Southern Corp.	3.050%	5/15/50	4,994	3,251
	Norfolk Southern Corp.	4.050%	8/15/52	3,532	2,730
	Norfolk Southern Corp.	3.700%	3/15/53	1,579	1,138
	Norfolk Southern Corp.	4.550%	6/1/53	4,665	3,930
	Norfolk Southern Corp.	5.350%	8/1/54	2,940	2,807
	Norfolk Southern Corp.	3.155%	5/15/55	2,274	1,454
	Norfolk Southern Corp.	5.950%	3/15/64	1,680	1,719
	Norfolk Southern Corp.	4.100%	5/15/21	1,965	1,355
	Northrop Grumman Corp.	5.150%	5/1/40	1,415	1,351
	Northrop Grumman Corp.	5.050%	11/15/40	811	758
	Northrop Grumman Corp.	4.750%	6/1/43	3,746	3,374
	Northrop Grumman Corp.	3.850%	4/15/45	1,104	862
	Northrop Grumman Corp.	4.030%	10/15/47	8,086	6,484
	Northrop Grumman Corp.	5.250%	5/1/50	2,910	2,805
	Northrop Grumman Corp.	4.950%	3/15/53	3,460	3,185
	Otis Worldwide Corp.	3.112%	2/15/40	2,588	1,933
	Otis Worldwide Corp.	3.362%	2/15/50	3,633	2,604
[1]	Parker-Hannifin Corp.	4.200%	11/21/34	1,048	949
[1]	Parker-Hannifin Corp.	6.250%	5/15/38	876	915
[1]	Parker-Hannifin Corp.	4.450%	11/21/44	2,225	1,880
	Parker-Hannifin Corp.	4.100%	3/1/47	2,038	1,632
	Parker-Hannifin Corp.	4.000%	6/14/49	3,386	2,727
	Precision Castparts Corp.	3.900%	1/15/43	1,381	1,114
	Precision Castparts Corp.	4.375%	6/15/45	1,088	913
[2]	Regal Rexnord Corp.	6.400%	4/15/33	2,450	2,413
	Republic Services Inc.	5.000%	4/1/34	4,035	3,958
	Republic Services Inc.	6.200%	3/1/40	1,004	1,059
	Republic Services Inc.	5.700%	5/15/41	1,293	1,304
	Republic Services Inc.	3.050%	3/1/50	1,448	979
	Rockwell Automation Inc.	4.200%	3/1/49	1,616	1,351
	Rockwell Automation Inc.	2.800%	8/15/61	1,429	844
	RTX Corp.	6.100%	3/15/34	3,930	4,121
	RTX Corp.	5.400%	5/1/35	549	544
	RTX Corp.	6.050%	6/1/36	1,672	1,730
	RTX Corp.	6.125%	7/15/38	2,202	2,287
	RTX Corp.	4.450%	11/16/38	5,019	4,368
	RTX Corp.	4.875%	10/15/40	1,388	1,247
	RTX Corp.	4.700%	12/15/41	1,479	1,284
	RTX Corp.	4.500%	6/1/42	11,156	9,589
	RTX Corp.	4.800%	12/15/43	3,296	2,869
	RTX Corp.	4.150%	5/15/45	3,526	2,812
	RTX Corp.	3.750%	11/1/46	2,668	1,976
	RTX Corp.	4.350%	4/15/47	4,755	3,876
	RTX Corp.	4.050%	5/4/47	1,891	1,478
	RTX Corp.	4.625%	11/16/48	3,402	2,915
	RTX Corp.	3.125%	7/1/50	2,340	1,533
	RTX Corp.	2.820%	9/1/51	4,054	2,466
	RTX Corp.	3.030%	3/15/52	3,250	2,063
	RTX Corp.	5.375%	2/27/53	4,406	4,211
	RTX Corp.	6.400%	3/15/54	4,478	4,867
	Ryder System Inc.	6.600%	12/1/33	1,225	1,287
	Trane Technologies Financing Ltd.	4.650%	11/1/44	831	717
	Trane Technologies Financing Ltd.	4.500%	3/21/49	1,290	1,096
	Trane Technologies Global Holding Co. Ltd.	5.750%	6/15/43	1,183	1,188
	Trane Technologies Global Holding Co. Ltd.	4.300%	2/21/48	1,525	1,245

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tyco Electronics Group SA	7.125%	10/1/37	2,608	2,935
	Union Pacific Corp.	3.375%	2/1/35	818	686
	Union Pacific Corp.	2.891%	4/6/36	2,029	1,607
	Union Pacific Corp.	3.600%	9/15/37	2,151	1,788
[1]	Union Pacific Corp.	3.550%	8/15/39	1,630	1,307
	Union Pacific Corp.	3.200%	5/20/41	3,691	2,764
	Union Pacific Corp.	3.375%	2/14/42	535	408
	Union Pacific Corp.	4.050%	3/1/46	1,315	1,044
	Union Pacific Corp.	3.350%	8/15/46	1,760	1,218
	Union Pacific Corp.	4.000%	4/15/47	3,373	2,641
	Union Pacific Corp.	4.300%	3/1/49	61	50
	Union Pacific Corp.	3.250%	2/5/50	6,166	4,350
	Union Pacific Corp.	3.799%	10/1/51	4,262	3,303
	Union Pacific Corp.	2.950%	3/10/52	534	348
	Union Pacific Corp.	4.950%	9/9/52	4,070	3,811
	Union Pacific Corp.	3.500%	2/14/53	2,647	1,932
	Union Pacific Corp.	4.950%	5/15/53	3,000	2,805
	Union Pacific Corp.	3.875%	2/1/55	1,707	1,283
	Union Pacific Corp.	3.950%	8/15/59	1,616	1,215
	Union Pacific Corp.	3.839%	3/20/60	6,156	4,584
	Union Pacific Corp.	3.550%	5/20/61	2,391	1,644
	Union Pacific Corp.	2.973%	9/16/62	3,223	1,951
	Union Pacific Corp.	5.150%	1/20/63	2,372	2,212
	Union Pacific Corp.	4.100%	9/15/67	2,195	1,661
	Union Pacific Corp.	3.750%	2/5/70	2,474	1,733
	Union Pacific Corp.	3.799%	4/6/71	3,115	2,232
	Union Pacific Corp.	3.850%	2/14/72	1,406	1,004
[1]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/36	4,200	4,029
	United Parcel Service Inc.	6.200%	1/15/38	6,173	6,743
	United Parcel Service Inc.	5.200%	4/1/40	3,069	3,028
	United Parcel Service Inc.	4.875%	11/15/40	1,576	1,492
	United Parcel Service Inc.	3.625%	10/1/42	1,101	877
	United Parcel Service Inc.	3.400%	11/15/46	710	526
	United Parcel Service Inc.	3.750%	11/15/47	2,919	2,302
	United Parcel Service Inc.	4.250%	3/15/49	4,029	3,398
	United Parcel Service Inc.	3.400%	9/1/49	1,089	813
	United Parcel Service Inc.	5.300%	4/1/50	4,890	4,853
	United Parcel Service Inc.	5.050%	3/3/53	3,268	3,147
	Valmont Industries Inc.	5.000%	10/1/44	985	831
	Valmont Industries Inc.	5.250%	10/1/54	973	811
	Waste Connections Inc.	3.050%	4/1/50	1,657	1,102
	Waste Connections Inc.	2.950%	1/15/52	3,194	2,065
	Waste Management Inc.	4.875%	2/15/34	6,220	6,103
	Waste Management Inc.	2.950%	6/1/41	853	616
	Waste Management Inc.	4.150%	7/15/49	2,676	2,231
	Waste Management Inc.	2.500%	11/15/50	848	512
	WW Grainger Inc.	4.600%	6/15/45	3,514	3,157
	WW Grainger Inc.	3.750%	5/15/46	1,416	1,101
	WW Grainger Inc.	4.200%	5/15/47	1,185	1,001
	Xylem Inc.	4.375%	11/1/46	1,183	927
					596,914
Materials (3.4%)
	Air Products and Chemicals Inc.	2.700%	5/15/40	4,389	3,116
	Air Products and Chemicals Inc.	2.800%	5/15/50	3,628	2,377
	Albemarle Corp.	5.450%	12/1/44	1,200	1,052
	Albemarle Corp.	5.650%	6/1/52	1,615	1,371
	ArcelorMittal SA	7.000%	10/15/39	2,088	2,156

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ArcelorMittal SA	6.750%	3/1/41	2,170	2,168
	Barrick Gold Corp.	6.450%	10/15/35	619	655
	Barrick North America Finance LLC	5.700%	5/30/41	2,775	2,764
	Barrick North America Finance LLC	5.750%	5/1/43	2,795	2,812
	Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	4,444	4,511
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	2,832	2,416
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	6,753	6,418
	BHP Billiton Finance USA Ltd.	5.500%	9/8/53	3,440	3,495
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	968	762
	CF Industries Inc.	5.150%	3/15/34	2,505	2,373
	CF Industries Inc.	4.950%	6/1/43	2,207	1,871
	CF Industries Inc.	5.375%	3/15/44	2,471	2,218
	Dow Chemical Co.	4.250%	10/1/34	1,259	1,140
	Dow Chemical Co.	9.400%	5/15/39	1,297	1,695
	Dow Chemical Co.	5.250%	11/15/41	4,251	3,876
	Dow Chemical Co.	4.375%	11/15/42	4,756	3,877
	Dow Chemical Co.	4.625%	10/1/44	1,840	1,528
	Dow Chemical Co.	5.550%	11/30/48	4,353	4,115
	Dow Chemical Co.	4.800%	5/15/49	3,124	2,629
	Dow Chemical Co.	3.600%	11/15/50	917	647
	Dow Chemical Co.	6.900%	5/15/53	3,053	3,414
	DuPont de Nemours Inc.	5.319%	11/15/38	4,965	4,845
	DuPont de Nemours Inc.	5.419%	11/15/48	5,178	5,047
	Eastman Chemical Co.	4.800%	9/1/42	2,634	2,221
	Eastman Chemical Co.	4.650%	10/15/44	2,264	1,839
	Ecolab Inc.	2.125%	8/15/50	1,816	1,020
	Ecolab Inc.	2.700%	12/15/51	4,568	2,856
	Ecolab Inc.	2.750%	8/18/55	2,088	1,272
	FMC Corp.	4.500%	10/1/49	3,905	2,831
	FMC Corp.	6.375%	5/18/53	1,665	1,579
	Freeport-McMoRan Inc.	5.400%	11/14/34	2,391	2,264
	Freeport-McMoRan Inc.	5.450%	3/15/43	5,645	5,064
	International Flavors & Fragrances Inc.	4.375%	6/1/47	1,573	1,133
	International Flavors & Fragrances Inc.	5.000%	9/26/48	2,625	2,100
	International Paper Co.	5.000%	9/15/35	1,946	1,874
	International Paper Co.	6.000%	11/15/41	2,384	2,389
	International Paper Co.	4.800%	6/15/44	2,314	1,985
	International Paper Co.	4.400%	8/15/47	1,759	1,415
	International Paper Co.	4.350%	8/15/48	2,450	1,998
	Lafarge SA	7.125%	7/15/36	1,040	1,139
	Linde Inc.	3.550%	11/7/42	1,878	1,460
	Linde Inc.	2.000%	8/10/50	1,036	561
	Lubrizol Corp.	6.500%	10/1/34	1,000	1,147
	LYB International Finance BV	5.250%	7/15/43	2,307	2,049
	LYB International Finance BV	4.875%	3/15/44	1,666	1,401
	LYB International Finance III LLC	3.375%	10/1/40	4,278	3,059
	LYB International Finance III LLC	4.200%	10/15/49	3,216	2,374
	LYB International Finance III LLC	4.200%	5/1/50	5,232	3,849
	LYB International Finance III LLC	3.625%	4/1/51	2,141	1,438
	LYB International Finance III LLC	3.800%	10/1/60	1,691	1,095
	LyondellBasell Industries NV	4.625%	2/26/55	2,906	2,269
	Martin Marietta Materials Inc.	4.250%	12/15/47	1,880	1,525
	Martin Marietta Materials Inc.	3.200%	7/15/51	2,365	1,588
	Mosaic Co.	4.875%	11/15/41	1,794	1,499
	Mosaic Co.	5.625%	11/15/43	1,846	1,681
[1]	Newmont Corp.	5.875%	4/1/35	1,749	1,809
	Newmont Corp.	6.250%	10/1/39	3,606	3,779
	Newmont Corp.	4.875%	3/15/42	4,907	4,468

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Newmont Corp.	5.450%	6/9/44	1,733	1,641
Nucor Corp.	6.400%	12/1/37	2,991	3,211
Nucor Corp.	5.200%	8/1/43	781	738
Nucor Corp.	2.979%	12/15/55	3,252	1,973
Nutrien Ltd.	4.125%	3/15/35	1,065	920
Nutrien Ltd.	5.875%	12/1/36	1,061	1,054
Nutrien Ltd.	5.625%	12/1/40	975	925
Nutrien Ltd.	4.900%	6/1/43	1,151	997
Nutrien Ltd.	5.250%	1/15/45	2,132	1,916
Nutrien Ltd.	5.000%	4/1/49	2,114	1,819
Nutrien Ltd.	3.950%	5/13/50	992	737
Nutrien Ltd.	5.800%	3/27/53	3,046	2,997
Packaging Corp. of America	4.050%	12/15/49	1,646	1,236
Packaging Corp. of America	3.050%	10/1/51	2,265	1,432
Rio Tinto Alcan Inc.	6.125%	12/15/33	3,081	3,232
Rio Tinto Alcan Inc.	5.750%	6/1/35	612	615
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	3,237	3,129
Rio Tinto Finance USA Ltd.	2.750%	11/2/51	4,225	2,654
Rio Tinto Finance USA plc	4.750%	3/22/42	963	876
Rio Tinto Finance USA plc	4.125%	8/21/42	1,697	1,436
Rio Tinto Finance USA plc	5.125%	3/9/53	2,585	2,482
RPM International Inc.	5.250%	6/1/45	992	867
RPM International Inc.	4.250%	1/15/48	1,175	892
Sherwin-Williams Co.	4.000%	12/15/42	952	743
Sherwin-Williams Co.	4.550%	8/1/45	886	733
Sherwin-Williams Co.	4.500%	6/1/47	3,932	3,324
Sherwin-Williams Co.	3.800%	8/15/49	1,147	847
Sherwin-Williams Co.	3.300%	5/15/50	915	609
Sherwin-Williams Co.	2.900%	3/15/52	1,086	673
Sonoco Products Co.	5.750%	11/1/40	1,498	1,435
Southern Copper Corp.	7.500%	7/27/35	3,242	3,590
Southern Copper Corp.	6.750%	4/16/40	3,605	3,789
Southern Copper Corp.	5.250%	11/8/42	3,786	3,372
Southern Copper Corp.	5.875%	4/23/45	4,892	4,649
Steel Dynamics Inc.	3.250%	10/15/50	1,300	828
Teck Resources Ltd.	6.125%	10/1/35	1,175	1,171
Teck Resources Ltd.	6.000%	8/15/40	2,227	2,146
Teck Resources Ltd.	5.200%	3/1/42	1,344	1,163
Teck Resources Ltd.	5.400%	2/1/43	1,278	1,133
Vale Overseas Ltd.	8.250%	1/17/34	1,634	1,866
Vale Overseas Ltd.	6.875%	11/21/36	5,026	5,215
Vale Overseas Ltd.	6.875%	11/10/39	3,793	3,926
Vale SA	5.625%	9/11/42	1,585	1,477
Vulcan Materials Co.	4.500%	6/15/47	2,235	1,880
Vulcan Materials Co.	4.700%	3/1/48	1,520	1,312
Westlake Corp.	2.875%	8/15/41	1,240	802
Westlake Corp.	5.000%	8/15/46	2,871	2,405
Westlake Corp.	4.375%	11/15/47	1,438	1,101
Westlake Corp.	3.125%	8/15/51	2,511	1,529
Westlake Corp.	3.375%	8/15/61	1,565	920
				237,795
Real Estate (1.4%)
Alexandria Real Estate Equities Inc.	2.950%	3/15/34	4,755	3,749
Alexandria Real Estate Equities Inc.	4.750%	4/15/35	3,166	2,897
Alexandria Real Estate Equities Inc.	4.850%	4/15/49	797	656
Alexandria Real Estate Equities Inc.	4.000%	2/1/50	1,901	1,388
Alexandria Real Estate Equities Inc.	3.000%	5/18/51	2,728	1,634
Alexandria Real Estate Equities Inc.	3.550%	3/15/52	2,931	1,973

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Homes 4 Rent LP	3.375%	7/15/51	991	614
	American Homes 4 Rent LP	4.300%	4/15/52	1,030	767
	American Tower Corp.	3.700%	10/15/49	1,909	1,343
	American Tower Corp.	3.100%	6/15/50	4,087	2,566
	American Tower Corp.	2.950%	1/15/51	3,025	1,854
[1]	AvalonBay Communities Inc.	3.900%	10/15/46	1,240	928
[1]	AvalonBay Communities Inc.	4.150%	7/1/47	260	205
[1]	AvalonBay Communities Inc.	4.350%	4/15/48	725	572
	Boston Properties LP	2.450%	10/1/33	1,250	877
	Boston Properties LP	6.500%	1/15/34	1,032	1,017
	Camden Property Trust	3.350%	11/1/49	987	679
	CBRE Services Inc.	5.950%	8/15/34	3,481	3,458
	Corporate Office Properties LP	2.900%	12/1/33	1,849	1,339
	Crown Castle Inc.	2.900%	4/1/41	4,066	2,743
	Crown Castle Inc.	4.750%	5/15/47	904	735
	Crown Castle Inc.	5.200%	2/15/49	1,011	882
	Crown Castle Inc.	4.000%	11/15/49	1,014	740
	Crown Castle Inc.	4.150%	7/1/50	1,408	1,055
	Crown Castle Inc.	3.250%	1/15/51	2,902	1,865
	Equinix Inc.	3.000%	7/15/50	1,592	990
	Equinix Inc.	2.950%	9/15/51	1,292	780
	Equinix Inc.	3.400%	2/15/52	1,460	969
	ERP Operating LP	4.500%	7/1/44	3,697	3,045
	ERP Operating LP	4.500%	6/1/45	974	775
	ERP Operating LP	4.000%	8/1/47	627	464
	Essex Portfolio LP	4.500%	3/15/48	1,010	808
	Essex Portfolio LP	2.650%	9/1/50	992	547
	Federal Realty OP LP	4.500%	12/1/44	1,797	1,387
	Healthpeak OP LLC	6.750%	2/1/41	946	976
	Invitation Homes Operating Partnership LP	2.700%	1/15/34	1,380	1,039
	Kilroy Realty LP	2.650%	11/15/33	1,496	1,039
	Kimco Realty OP LLC	4.250%	4/1/45	1,116	846
	Kimco Realty OP LLC	4.125%	12/1/46	1,063	771
	Kimco Realty OP LLC	4.450%	9/1/47	1,283	991
	Kimco Realty OP LLC	3.700%	10/1/49	1,397	957
	Mid-America Apartments LP	2.875%	9/15/51	991	598
	NNN REIT Inc.	4.800%	10/15/48	1,561	1,248
	NNN REIT Inc.	3.100%	4/15/50	1,182	718
	NNN REIT Inc.	3.000%	4/15/52	1,107	659
	Prologis LP	5.125%	1/15/34	3,554	3,494
	Prologis LP	4.375%	9/15/48	1,275	1,026
	Prologis LP	3.050%	3/1/50	1,295	842
	Prologis LP	3.000%	4/15/50	4,072	2,617
	Prologis LP	2.125%	10/15/50	3,011	1,602
	Prologis LP	5.250%	6/15/53	2,796	2,639
	Public Storage Operating Co.	5.350%	8/1/53	2,210	2,127
	Realty Income Corp.	4.650%	3/15/47	1,840	1,596
	Regency Centers LP	4.400%	2/1/47	1,005	772
	Regency Centers LP	4.650%	3/15/49	1,010	803
	Simon Property Group LP	6.250%	1/15/34	1,500	1,554
	Simon Property Group LP	6.750%	2/1/40	1,306	1,386
	Simon Property Group LP	4.750%	3/15/42	1,281	1,080
	Simon Property Group LP	4.250%	10/1/44	928	712
	Simon Property Group LP	4.250%	11/30/46	912	695
	Simon Property Group LP	3.250%	9/13/49	2,894	1,904
	Simon Property Group LP	3.800%	7/15/50	3,145	2,261
	Simon Property Group LP	5.850%	3/8/53	3,264	3,172
	Simon Property Group LP	6.650%	1/15/54	1,500	1,609

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UDR Inc.	3.100%	11/1/34	1,012	792
	Ventas Realty LP	5.700%	9/30/43	2,539	2,272
	Ventas Realty LP	4.375%	2/1/45	921	687
	VICI Properties LP	5.625%	5/15/52	2,920	2,516
	Welltower OP LLC	6.500%	3/15/41	1,083	1,117
	Welltower OP LLC	4.950%	9/1/48	1,640	1,426
	Weyerhaeuser Co.	4.000%	3/9/52	2,715	2,060
					98,904
Technology (8.9%)
	Advanced Micro Devices Inc.	4.393%	6/1/52	1,650	1,443
	Analog Devices Inc.	2.800%	10/1/41	2,446	1,718
	Analog Devices Inc.	5.300%	12/15/45	1,050	990
	Analog Devices Inc.	2.950%	10/1/51	3,075	2,030
	Apple Inc.	4.500%	2/23/36	4,716	4,670
	Apple Inc.	2.375%	2/8/41	2,976	2,092
	Apple Inc.	3.850%	5/4/43	11,694	9,980
	Apple Inc.	4.450%	5/6/44	1,339	1,245
	Apple Inc.	3.450%	2/9/45	7,725	6,131
	Apple Inc.	4.375%	5/13/45	7,416	6,726
	Apple Inc.	4.650%	2/23/46	14,096	13,305
	Apple Inc.	3.850%	8/4/46	4,750	3,978
	Apple Inc.	4.250%	2/9/47	5,004	4,488
	Apple Inc.	3.750%	9/12/47	1,934	1,570
	Apple Inc.	3.750%	11/13/47	4,441	3,616
	Apple Inc.	2.950%	9/11/49	4,795	3,351
	Apple Inc.	2.650%	5/11/50	7,690	4,994
	Apple Inc.	2.400%	8/20/50	3,707	2,302
	Apple Inc.	2.650%	2/8/51	6,123	3,952
	Apple Inc.	2.700%	8/5/51	5,124	3,339
	Apple Inc.	3.950%	8/8/52	7,249	6,028
	Apple Inc.	4.850%	5/10/53	5,317	5,150
	Apple Inc.	2.550%	8/20/60	4,626	2,882
	Apple Inc.	2.800%	2/8/61	5,568	3,548
	Apple Inc.	2.850%	8/5/61	5,286	3,371
	Apple Inc.	4.100%	8/8/62	4,969	4,128
	Applied Materials Inc.	5.100%	10/1/35	1,665	1,683
	Applied Materials Inc.	5.850%	6/15/41	1,948	2,041
	Applied Materials Inc.	4.350%	4/1/47	2,993	2,626
	Applied Materials Inc.	2.750%	6/1/50	2,328	1,543
[2]	Broadcom Inc.	3.469%	4/15/34	8,750	7,277
[2]	Broadcom Inc.	3.137%	11/15/35	11,981	9,330
[2]	Broadcom Inc.	3.187%	11/15/36	9,079	6,935
[2]	Broadcom Inc.	4.926%	5/15/37	7,243	6,636
[2]	Broadcom Inc.	3.500%	2/15/41	11,112	8,295
[2]	Broadcom Inc.	3.750%	2/15/51	5,641	4,089
	Cisco Systems Inc.	5.900%	2/15/39	6,425	6,844
	Cisco Systems Inc.	5.500%	1/15/40	6,451	6,607
	Corning Inc.	4.700%	3/15/37	955	870
	Corning Inc.	5.750%	8/15/40	1,396	1,381
	Corning Inc.	4.750%	3/15/42	1,677	1,470
	Corning Inc.	5.350%	11/15/48	1,749	1,616
	Corning Inc.	3.900%	11/15/49	939	697
	Corning Inc.	4.375%	11/15/57	2,280	1,806
	Corning Inc.	5.850%	11/15/68	1,292	1,192
	Corning Inc.	5.450%	11/15/79	3,649	3,187
	Dell Inc.	6.500%	4/15/38	987	1,022
	Dell International LLC	8.100%	7/15/36	2,938	3,456
	Dell International LLC	3.375%	12/15/41	3,271	2,326

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Dell International LLC	8.350%	7/15/46	3,200	3,945
Dell International LLC	3.450%	12/15/51	3,530	2,353
Fidelity National Information Services Inc.	3.100%	3/1/41	2,493	1,743
Fidelity National Information Services Inc.	4.500%	8/15/46	919	729
Fidelity National Information Services Inc.	5.625%	7/15/52	2,018	1,945
Fiserv Inc.	4.400%	7/1/49	6,627	5,437
Hewlett Packard Enterprise Co.	6.200%	10/15/35	1,696	1,785
Hewlett Packard Enterprise Co.	6.350%	10/15/45	4,226	4,306
HP Inc.	6.000%	9/15/41	4,939	4,949
Intel Corp.	4.600%	3/25/40	816	758
Intel Corp.	2.800%	8/12/41	2,960	2,093
Intel Corp.	4.800%	10/1/41	2,423	2,231
Intel Corp.	4.250%	12/15/42	2,316	1,976
Intel Corp.	5.625%	2/10/43	2,570	2,614
Intel Corp.	4.900%	7/29/45	2,398	2,285
Intel Corp.	4.100%	5/19/46	5,133	4,205
Intel Corp.	4.100%	5/11/47	3,784	3,072
Intel Corp.	3.734%	12/8/47	6,330	4,861
Intel Corp.	3.250%	11/15/49	6,874	4,753
Intel Corp.	4.750%	3/25/50	7,381	6,552
Intel Corp.	3.050%	8/12/51	3,531	2,332
Intel Corp.	4.900%	8/5/52	5,560	5,083
Intel Corp.	5.700%	2/10/53	7,174	7,297
Intel Corp.	3.100%	2/15/60	2,895	1,851
Intel Corp.	4.950%	3/25/60	2,910	2,677
Intel Corp.	3.200%	8/12/61	1,700	1,085
Intel Corp.	5.050%	8/5/62	4,490	4,138
Intel Corp.	5.900%	2/10/63	4,430	4,624
International Business Machines Corp.	4.150%	5/15/39	6,518	5,610
International Business Machines Corp.	5.600%	11/30/39	2,100	2,118
International Business Machines Corp.	2.850%	5/15/40	2,041	1,446
International Business Machines Corp.	4.000%	6/20/42	3,551	2,935
International Business Machines Corp.	4.700%	2/19/46	1,372	1,208
International Business Machines Corp.	4.250%	5/15/49	9,202	7,606
International Business Machines Corp.	2.950%	5/15/50	2,465	1,584
International Business Machines Corp.	3.430%	2/9/52	1,679	1,166
International Business Machines Corp.	4.900%	7/27/52	2,469	2,230
International Business Machines Corp.	5.100%	2/6/53	2,240	2,093
International Business Machines Corp.	7.125%	12/1/96	1,060	1,243
Intuit Inc.	5.500%	9/15/53	4,010	4,118
Juniper Networks Inc.	5.950%	3/15/41	1,168	1,100
KLA Corp.	5.000%	3/15/49	1,696	1,576
KLA Corp.	3.300%	3/1/50	2,902	2,071
KLA Corp.	4.950%	7/15/52	3,656	3,436
KLA Corp.	5.250%	7/15/62	2,543	2,445
Kyndryl Holdings Inc.	4.100%	10/15/41	1,054	740
Lam Research Corp.	4.875%	3/15/49	3,564	3,290
Lam Research Corp.	2.875%	6/15/50	1,409	922
Lam Research Corp.	3.125%	6/15/60	1,340	850
Micron Technology Inc.	3.366%	11/1/41	1,590	1,113
Micron Technology Inc.	3.477%	11/1/51	1,638	1,089
Microsoft Corp.	3.500%	2/12/35	3,051	2,788
Microsoft Corp.	4.200%	11/3/35	2,590	2,495
Microsoft Corp.	3.450%	8/8/36	6,124	5,393
Microsoft Corp.	4.100%	2/6/37	3,282	3,083
Microsoft Corp.	5.200%	6/1/39	789	825
Microsoft Corp.	4.500%	10/1/40	1,538	1,509
Microsoft Corp.	5.300%	2/8/41	3,085	3,290

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Microsoft Corp.	3.500%	11/15/42	2,324	1,909
	Microsoft Corp.	3.750%	2/12/45	1,214	1,027
	Microsoft Corp.	4.450%	11/3/45	3,516	3,344
	Microsoft Corp.	3.700%	8/8/46	6,988	5,788
	Microsoft Corp.	4.250%	2/6/47	3,654	3,363
[2]	Microsoft Corp.	4.500%	6/15/47	1,187	1,106
	Microsoft Corp.	2.525%	6/1/50	20,001	12,860
[2]	Microsoft Corp.	2.500%	9/15/50	5,975	3,792
	Microsoft Corp.	2.921%	3/17/52	17,903	12,372
	Microsoft Corp.	4.000%	2/12/55	2,165	1,833
	Microsoft Corp.	3.950%	8/8/56	606	499
	Microsoft Corp.	4.500%	2/6/57	3,818	3,521
	Microsoft Corp.	2.675%	6/1/60	11,964	7,526
	Microsoft Corp.	3.041%	3/17/62	5,879	3,993
	Moody's Corp.	2.750%	8/19/41	2,165	1,468
	Moody's Corp.	5.250%	7/15/44	1,660	1,572
	Moody's Corp.	4.875%	12/17/48	1,206	1,071
	Moody's Corp.	3.250%	5/20/50	960	646
	Moody's Corp.	3.750%	2/25/52	2,247	1,685
	Moody's Corp.	3.100%	11/29/61	1,574	965
	Motorola Solutions Inc.	5.500%	9/1/44	1,049	972
	Nokia OYJ	6.625%	5/15/39	1,558	1,464
	NVIDIA Corp.	3.500%	4/1/40	4,411	3,631
	NVIDIA Corp.	3.500%	4/1/50	7,460	5,773
	NVIDIA Corp.	3.700%	4/1/60	1,249	958
	NXP BV	3.250%	5/11/41	3,140	2,241
	NXP BV	3.125%	2/15/42	1,211	832
	NXP BV	3.250%	11/30/51	1,338	874
	Oracle Corp.	4.300%	7/8/34	4,478	4,039
	Oracle Corp.	3.900%	5/15/35	2,426	2,075
	Oracle Corp.	3.850%	7/15/36	3,211	2,683
	Oracle Corp.	3.800%	11/15/37	7,215	5,874
	Oracle Corp.	6.500%	4/15/38	5,492	5,865
	Oracle Corp.	6.125%	7/8/39	4,098	4,195
	Oracle Corp.	3.600%	4/1/40	7,847	5,960
	Oracle Corp.	5.375%	7/15/40	10,052	9,463
	Oracle Corp.	3.650%	3/25/41	6,050	4,577
	Oracle Corp.	4.500%	7/8/44	3,552	2,965
	Oracle Corp.	4.125%	5/15/45	6,248	4,875
	Oracle Corp.	4.000%	7/15/46	9,378	7,117
	Oracle Corp.	4.000%	11/15/47	4,581	3,459
	Oracle Corp.	3.600%	4/1/50	13,470	9,418
	Oracle Corp.	3.950%	3/25/51	10,203	7,543
	Oracle Corp.	6.900%	11/9/52	8,159	9,099
	Oracle Corp.	5.550%	2/6/53	9,716	9,152
	Oracle Corp.	4.375%	5/15/55	9,240	7,126
	Oracle Corp.	3.850%	4/1/60	9,045	6,206
	Oracle Corp.	4.100%	3/25/61	4,158	2,987
	QUALCOMM Inc.	4.650%	5/20/35	3,213	3,153
	QUALCOMM Inc.	4.800%	5/20/45	5,020	4,687
	QUALCOMM Inc.	4.300%	5/20/47	5,078	4,361
	QUALCOMM Inc.	3.250%	5/20/50	2,627	1,892
	QUALCOMM Inc.	4.500%	5/20/52	3,169	2,745
	QUALCOMM Inc.	6.000%	5/20/53	4,018	4,354
	Quanta Services Inc.	3.050%	10/1/41	1,673	1,140
	S&P Global Inc.	3.250%	12/1/49	2,464	1,730
	S&P Global Inc.	3.700%	3/1/52	4,500	3,443
	S&P Global Inc.	2.300%	8/15/60	1,741	936

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	S&P Global Inc.	3.900%	3/1/62	1,128	866
	Salesforce Inc.	2.700%	7/15/41	2,960	2,104
	Salesforce Inc.	2.900%	7/15/51	7,165	4,751
	Salesforce Inc.	3.050%	7/15/61	4,025	2,576
	Texas Instruments Inc.	3.875%	3/15/39	647	563
	Texas Instruments Inc.	4.150%	5/15/48	4,514	3,825
	Texas Instruments Inc.	2.700%	9/15/51	994	626
	Texas Instruments Inc.	4.100%	8/16/52	3,415	2,786
	Texas Instruments Inc.	5.000%	3/14/53	1,425	1,366
	Texas Instruments Inc.	5.050%	5/18/63	3,766	3,564
	TSMC Arizona Corp.	3.125%	10/25/41	3,902	2,939
	TSMC Arizona Corp.	3.250%	10/25/51	3,146	2,242
	TSMC Arizona Corp.	4.500%	4/22/52	2,108	1,908
	Verisk Analytics Inc.	5.500%	6/15/45	1,134	1,045
	Verisk Analytics Inc.	3.625%	5/15/50	1,898	1,344
	Workday Inc.	3.800%	4/1/32	50	44
					615,760
Utilities (12.4%)
	AEP Texas Inc.	3.800%	10/1/47	1,322	927
[1]	AEP Texas Inc.	4.150%	5/1/49	1,361	1,022
[1]	AEP Texas Inc.	3.450%	1/15/50	1,429	957
	AEP Texas Inc.	3.450%	5/15/51	1,743	1,163
	AEP Texas Inc.	5.250%	5/15/52	2,431	2,182
	AEP Transmission Co. LLC	4.000%	12/1/46	1,935	1,517
	AEP Transmission Co. LLC	3.750%	12/1/47	2,751	2,022
	AEP Transmission Co. LLC	4.250%	9/15/48	1,202	963
	AEP Transmission Co. LLC	3.800%	6/15/49	936	691
[1]	AEP Transmission Co. LLC	3.650%	4/1/50	2,203	1,593
[1]	AEP Transmission Co. LLC	2.750%	8/15/51	1,367	818
[1]	AEP Transmission Co. LLC	4.500%	6/15/52	819	684
	AEP Transmission Co. LLC	5.400%	3/15/53	3,915	3,776
	Alabama Power Co.	6.125%	5/15/38	974	1,003
	Alabama Power Co.	6.000%	3/1/39	1,039	1,051
	Alabama Power Co.	3.850%	12/1/42	218	172
	Alabama Power Co.	4.150%	8/15/44	1,069	857
	Alabama Power Co.	3.750%	3/1/45	2,230	1,688
	Alabama Power Co.	4.300%	1/2/46	1,346	1,087
[1]	Alabama Power Co.	3.700%	12/1/47	2,202	1,622
[1]	Alabama Power Co.	4.300%	7/15/48	3,121	2,497
	Alabama Power Co.	3.450%	10/1/49	1,983	1,382
	Alabama Power Co.	3.125%	7/15/51	1,844	1,197
	Alabama Power Co.	3.000%	3/15/52	565	362
	Ameren Illinois Co.	4.150%	3/15/46	2,461	1,966
	Ameren Illinois Co.	3.700%	12/1/47	1,819	1,380
	Ameren Illinois Co.	4.500%	3/15/49	1,313	1,131
	Ameren Illinois Co.	3.250%	3/15/50	1,852	1,270
	Ameren Illinois Co.	2.900%	6/15/51	1,106	697
	Ameren Illinois Co.	5.900%	12/1/52	969	1,011
	American Electric Power Co. Inc.	3.250%	3/1/50	1,111	727
	American Water Capital Corp.	6.593%	10/15/37	1,836	2,033
	American Water Capital Corp.	4.300%	12/1/42	884	743
	American Water Capital Corp.	4.300%	9/1/45	916	749
	American Water Capital Corp.	4.000%	12/1/46	472	364
	American Water Capital Corp.	3.750%	9/1/47	2,196	1,665
	American Water Capital Corp.	4.200%	9/1/48	1,925	1,562
	American Water Capital Corp.	4.150%	6/1/49	2,280	1,824
	American Water Capital Corp.	3.450%	5/1/50	807	572
	American Water Capital Corp.	3.250%	6/1/51	896	607

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Appalachian Power Co.	7.000%	4/1/38	3,589	3,923
	Appalachian Power Co.	4.400%	5/15/44	1,008	790
	Appalachian Power Co.	4.450%	6/1/45	1,009	797
[1]	Appalachian Power Co.	4.500%	3/1/49	1,047	822
[1]	Appalachian Power Co.	3.700%	5/1/50	1,704	1,193
	Arizona Public Service Co.	5.050%	9/1/41	982	860
	Arizona Public Service Co.	4.500%	4/1/42	946	774
	Arizona Public Service Co.	4.350%	11/15/45	971	761
	Arizona Public Service Co.	3.750%	5/15/46	963	683
	Arizona Public Service Co.	4.200%	8/15/48	847	639
	Arizona Public Service Co.	4.250%	3/1/49	992	746
	Arizona Public Service Co.	3.500%	12/1/49	889	587
	Arizona Public Service Co.	3.350%	5/15/50	993	655
	Arizona Public Service Co.	2.650%	9/15/50	610	343
	Atmos Energy Corp.	5.500%	6/15/41	600	585
	Atmos Energy Corp.	4.150%	1/15/43	958	802
	Atmos Energy Corp.	4.125%	10/15/44	2,015	1,690
	Atmos Energy Corp.	4.300%	10/1/48	1,943	1,591
	Atmos Energy Corp.	4.125%	3/15/49	3,497	2,787
	Atmos Energy Corp.	3.375%	9/15/49	3,026	2,101
	Atmos Energy Corp.	2.850%	2/15/52	1,461	916
	Atmos Energy Corp.	5.750%	10/15/52	1,471	1,499
	Avista Corp.	4.350%	6/1/48	1,261	990
	Avista Corp.	4.000%	4/1/52	1,301	954
	Baltimore Gas & Electric Co.	6.350%	10/1/36	1,080	1,137
	Baltimore Gas & Electric Co.	3.500%	8/15/46	1,414	1,001
[1]	Baltimore Gas & Electric Co.	3.750%	8/15/47	808	603
	Baltimore Gas & Electric Co.	4.250%	9/15/48	1,051	842
	Baltimore Gas & Electric Co.	3.200%	9/15/49	860	576
	Baltimore Gas & Electric Co.	2.900%	6/15/50	1,125	709
	Baltimore Gas & Electric Co.	4.550%	6/1/52	1,326	1,131
	Baltimore Gas & Electric Co.	5.400%	6/1/53	5,150	4,943
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	8,541	8,797
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	1,709	1,732
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	1,897	1,740
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	2,325	1,972
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	4,757	3,453
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	1,606	1,295
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	4,730	3,663
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	1,571	976
	Berkshire Hathaway Energy Co.	4.600%	5/1/53	3,180	2,596
	Black Hills Corp.	6.150%	5/15/34	1,450	1,448
	Black Hills Corp.	4.200%	9/15/46	1,101	821
	Black Hills Corp.	3.875%	10/15/49	981	683
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	536	407
	CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	2,379	2,025
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	1,179	916
[1]	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	2,778	2,272
[1]	CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	2,362	1,512
[1]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	4,060	2,811
[1]	CenterPoint Energy Houston Electric LLC	4.850%	10/1/52	1,135	1,024
	CenterPoint Energy Houston Electric LLC	5.300%	4/1/53	1,730	1,686
	CenterPoint Energy Inc.	3.700%	9/1/49	1,876	1,321
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	988	983
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	583	452
	Cleco Corporate Holdings LLC	4.973%	5/1/46	401	313
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	1,081	1,062
	CMS Energy Corp.	4.875%	3/1/44	924	819

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth Edison Co.	5.900%	3/15/36	2,100	2,174
	Commonwealth Edison Co.	6.450%	1/15/38	781	829
	Commonwealth Edison Co.	3.800%	10/1/42	755	588
	Commonwealth Edison Co.	4.600%	8/15/43	910	792
	Commonwealth Edison Co.	4.700%	1/15/44	666	580
	Commonwealth Edison Co.	3.700%	3/1/45	2,232	1,684
	Commonwealth Edison Co.	4.350%	11/15/45	2,148	1,768
	Commonwealth Edison Co.	3.650%	6/15/46	3,353	2,472
[1]	Commonwealth Edison Co.	3.750%	8/15/47	2,105	1,578
	Commonwealth Edison Co.	4.000%	3/1/48	2,029	1,594
	Commonwealth Edison Co.	4.000%	3/1/49	1,080	843
[1]	Commonwealth Edison Co.	3.200%	11/15/49	1,010	674
	Commonwealth Edison Co.	3.000%	3/1/50	1,515	975
[1]	Commonwealth Edison Co.	3.125%	3/15/51	2,031	1,335
[1]	Commonwealth Edison Co.	2.750%	9/1/51	620	372
[1]	Commonwealth Edison Co.	3.850%	3/15/52	777	583
	Commonwealth Edison Co.	5.300%	2/1/53	2,998	2,861
	Connecticut Light & Power Co.	4.300%	4/15/44	1,596	1,319
[1]	Connecticut Light & Power Co.	4.150%	6/1/45	937	761
	Connecticut Light & Power Co.	4.000%	4/1/48	4,081	3,229
	Connecticut Light & Power Co.	5.250%	1/15/53	2,030	1,925
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/34	1,500	1,513
[1]	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	966	937
[1]	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	1,288	1,303
[1]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	920	955
[1]	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	829	867
[1]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	524	571
[1]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	1,359	1,300
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	2,184	2,119
[1]	Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	2,181	1,772
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	1,792	1,419
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	4,218	3,571
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	6,055	5,033
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	1,009	758
[1]	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	3,025	2,279
[1]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	2,212	1,867
[1]	Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	150	116
[1]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	1,865	1,444
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	1,825	1,196
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/52	5,578	5,860
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/53	2,000	2,034
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	2,420	2,022
[1]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	1,420	1,096
[1]	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	1,057	788
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	1,829	1,458
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/59	1,063	724
[1]	Consolidated Edison Co. of New York Inc.	3.000%	12/1/60	1,050	616
	Consolidated Edison Co. of New York Inc.	3.600%	6/15/61	714	488
	Constellation Energy Generation LLC	6.125%	1/15/34	1,140	1,170
	Constellation Energy Generation LLC	6.250%	10/1/39	2,220	2,232
	Constellation Energy Generation LLC	5.750%	10/1/41	1,685	1,577
	Constellation Energy Generation LLC	5.600%	6/15/42	2,600	2,433
	Constellation Energy Generation LLC	6.500%	10/1/53	2,965	3,103
	Consumers Energy Co.	3.950%	5/15/43	975	779
	Consumers Energy Co.	3.250%	8/15/46	1,401	997
	Consumers Energy Co.	3.950%	7/15/47	500	393
	Consumers Energy Co.	4.050%	5/15/48	1,008	804
	Consumers Energy Co.	4.350%	4/15/49	1,768	1,478

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Consumers Energy Co.	3.750%	2/15/50	1,690	1,268
	Consumers Energy Co.	3.100%	8/15/50	1,306	881
	Consumers Energy Co.	3.500%	8/1/51	1,754	1,263
	Consumers Energy Co.	2.650%	8/15/52	413	251
	Consumers Energy Co.	4.200%	9/1/52	2,737	2,217
	Consumers Energy Co.	2.500%	5/1/60	1,349	743
	Dayton Power & Light Co.	3.950%	6/15/49	1,377	997
	Delmarva Power & Light Co.	4.150%	5/15/45	995	777
[1]	Dominion Energy Inc.	5.250%	8/1/33	854	830
[1]	Dominion Energy Inc.	5.950%	6/15/35	1,444	1,454
	Dominion Energy Inc.	7.000%	6/15/38	440	469
[1]	Dominion Energy Inc.	3.300%	4/15/41	3,416	2,442
[1]	Dominion Energy Inc.	4.900%	8/1/41	2,042	1,771
[1]	Dominion Energy Inc.	4.050%	9/15/42	2,046	1,557
	Dominion Energy Inc.	4.700%	12/1/44	2,353	1,942
[1]	Dominion Energy Inc.	4.600%	3/15/49	1,325	1,080
[1]	Dominion Energy Inc.	4.850%	8/15/52	1,432	1,204
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	472	488
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	1,652	1,578
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	1,926	1,652
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	1,185	1,055
	DTE Electric Co.	5.200%	4/1/33	1,625	1,617
[1]	DTE Electric Co.	4.000%	4/1/43	625	501
	DTE Electric Co.	4.300%	7/1/44	920	765
	DTE Electric Co.	3.700%	3/15/45	1,339	1,016
	DTE Electric Co.	3.700%	6/1/46	927	691
	DTE Electric Co.	3.750%	8/15/47	1,444	1,080
[1]	DTE Electric Co.	4.050%	5/15/48	3,065	2,416
	DTE Electric Co.	3.950%	3/1/49	1,971	1,532
	DTE Electric Co.	2.950%	3/1/50	2,392	1,540
[1]	DTE Electric Co.	3.250%	4/1/51	1,265	853
[1]	DTE Electric Co.	3.650%	3/1/52	916	664
	DTE Electric Co.	5.400%	4/1/53	2,189	2,132
	Duke Energy Carolinas LLC	6.100%	6/1/37	934	964
	Duke Energy Carolinas LLC	6.000%	1/15/38	1,366	1,407
	Duke Energy Carolinas LLC	6.050%	4/15/38	2,357	2,437
	Duke Energy Carolinas LLC	5.300%	2/15/40	3,388	3,228
	Duke Energy Carolinas LLC	4.250%	12/15/41	2,146	1,784
	Duke Energy Carolinas LLC	4.000%	9/30/42	2,698	2,159
	Duke Energy Carolinas LLC	3.750%	6/1/45	1,185	884
	Duke Energy Carolinas LLC	3.875%	3/15/46	1,837	1,389
	Duke Energy Carolinas LLC	3.700%	12/1/47	1,860	1,361
	Duke Energy Carolinas LLC	3.950%	3/15/48	2,293	1,750
	Duke Energy Carolinas LLC	3.200%	8/15/49	1,434	963
	Duke Energy Carolinas LLC	3.450%	4/15/51	1,520	1,058
	Duke Energy Carolinas LLC	3.550%	3/15/52	1,024	727
	Duke Energy Carolinas LLC	5.350%	1/15/53	3,880	3,675
	Duke Energy Carolinas LLC	5.400%	1/15/54	1,600	1,526
	Duke Energy Corp.	3.300%	6/15/41	1,122	806
	Duke Energy Corp.	4.800%	12/15/45	3,654	3,121
	Duke Energy Corp.	3.750%	9/1/46	5,211	3,777
	Duke Energy Corp.	3.950%	8/15/47	1,742	1,290
	Duke Energy Corp.	4.200%	6/15/49	1,869	1,425
	Duke Energy Corp.	3.500%	6/15/51	3,118	2,124
	Duke Energy Corp.	5.000%	8/15/52	4,941	4,311
	Duke Energy Corp.	6.100%	9/15/53	3,940	4,009
	Duke Energy Florida LLC	6.350%	9/15/37	1,371	1,440
	Duke Energy Florida LLC	6.400%	6/15/38	3,401	3,617

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Florida LLC	5.650%	4/1/40	1,665	1,631
	Duke Energy Florida LLC	3.850%	11/15/42	608	472
	Duke Energy Florida LLC	3.400%	10/1/46	3,481	2,409
	Duke Energy Florida LLC	4.200%	7/15/48	983	782
	Duke Energy Florida LLC	3.000%	12/15/51	266	169
	Duke Energy Florida LLC	5.950%	11/15/52	1,400	1,439
	Duke Energy Florida LLC	6.200%	11/15/53	2,250	2,388
	Duke Energy Indiana LLC	6.120%	10/15/35	741	756
	Duke Energy Indiana LLC	6.350%	8/15/38	1,481	1,567
	Duke Energy Indiana LLC	6.450%	4/1/39	960	1,017
[1]	Duke Energy Indiana LLC	4.900%	7/15/43	1,817	1,614
	Duke Energy Indiana LLC	3.750%	5/15/46	536	398
[1]	Duke Energy Indiana LLC	3.250%	10/1/49	891	593
	Duke Energy Indiana LLC	2.750%	4/1/50	1,687	1,009
	Duke Energy Ohio Inc.	3.700%	6/15/46	1,029	749
	Duke Energy Ohio Inc.	4.300%	2/1/49	945	744
	Duke Energy Ohio Inc.	5.650%	4/1/53	2,705	2,646
	Duke Energy Progress LLC	6.300%	4/1/38	1,306	1,368
	Duke Energy Progress LLC	4.100%	5/15/42	1,529	1,241
	Duke Energy Progress LLC	4.100%	3/15/43	780	621
	Duke Energy Progress LLC	4.375%	3/30/44	1,016	838
	Duke Energy Progress LLC	4.150%	12/1/44	2,682	2,126
	Duke Energy Progress LLC	4.200%	8/15/45	815	649
	Duke Energy Progress LLC	3.700%	10/15/46	2,301	1,667
	Duke Energy Progress LLC	3.600%	9/15/47	1,106	794
	Duke Energy Progress LLC	2.500%	8/15/50	1,636	939
	Duke Energy Progress LLC	2.900%	8/15/51	1,300	805
	Duke Energy Progress LLC	4.000%	4/1/52	1,979	1,504
	Duke Energy Progress LLC	5.350%	3/15/53	3,580	3,372
[1]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/37	825	640
	El Paso Electric Co.	6.000%	5/15/35	1,365	1,330
	El Paso Electric Co.	5.000%	12/1/44	661	535
	Emera US Finance LP	4.750%	6/15/46	4,194	3,225
	Entergy Arkansas LLC	5.300%	9/15/33	950	938
	Entergy Arkansas LLC	4.200%	4/1/49	3,235	2,550
	Entergy Arkansas LLC	2.650%	6/15/51	2,830	1,628
	Entergy Arkansas LLC	3.350%	6/15/52	807	538
	Entergy Corp.	3.750%	6/15/50	1,810	1,264
	Entergy Louisiana LLC	3.100%	6/15/41	1,958	1,382
	Entergy Louisiana LLC	4.200%	9/1/48	2,714	2,119
	Entergy Louisiana LLC	4.200%	4/1/50	882	692
	Entergy Louisiana LLC	2.900%	3/15/51	1,806	1,106
	Entergy Louisiana LLC	4.750%	9/15/52	1,425	1,213
	Entergy Mississippi LLC	5.000%	9/1/33	1,040	1,004
	Entergy Mississippi LLC	3.850%	6/1/49	2,532	1,868
	Entergy Mississippi LLC	3.500%	6/1/51	751	514
	Entergy Texas Inc.	3.550%	9/30/49	1,370	957
	Entergy Texas Inc.	5.800%	9/1/53	930	926
	Essential Utilities Inc.	4.276%	5/1/49	1,681	1,295
	Essential Utilities Inc.	3.351%	4/15/50	2,129	1,399
	Essential Utilities Inc.	5.300%	5/1/52	1,733	1,538
	Evergy Kansas Central Inc.	4.125%	3/1/42	964	769
	Evergy Kansas Central Inc.	4.100%	4/1/43	559	437
	Evergy Kansas Central Inc.	4.250%	12/1/45	631	497
	Evergy Kansas Central Inc.	3.450%	4/15/50	854	582
	Evergy Kansas Central Inc.	5.700%	3/15/53	605	587
	Evergy Metro Inc.	5.300%	10/1/41	1,350	1,269
	Evergy Metro Inc.	4.200%	6/15/47	930	733

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Evergy Metro Inc.	4.200%	3/15/48	2,016	1,574
[1]	Evergy Metro Inc.	4.125%	4/1/49	1,906	1,459
	Eversource Energy	3.450%	1/15/50	2,222	1,505
[1]	Exelon Corp.	4.950%	6/15/35	1,044	963
	Exelon Corp.	5.625%	6/15/35	1,310	1,299
	Exelon Corp.	5.100%	6/15/45	2,342	2,098
	Exelon Corp.	4.450%	4/15/46	3,213	2,615
	Exelon Corp.	4.700%	4/15/50	2,911	2,457
	Exelon Corp.	4.100%	3/15/52	2,547	1,946
	Exelon Corp.	5.600%	3/15/53	1,820	1,745
	Florida Power & Light Co.	5.625%	4/1/34	1,169	1,204
	Florida Power & Light Co.	4.950%	6/1/35	2,520	2,425
	Florida Power & Light Co.	5.650%	2/1/37	123	124
	Florida Power & Light Co.	5.950%	2/1/38	1,692	1,751
	Florida Power & Light Co.	5.960%	4/1/39	1,180	1,234
	Florida Power & Light Co.	5.690%	3/1/40	1,339	1,362
	Florida Power & Light Co.	5.250%	2/1/41	2,670	2,576
	Florida Power & Light Co.	4.125%	2/1/42	1,899	1,605
	Florida Power & Light Co.	4.050%	6/1/42	2,587	2,135
	Florida Power & Light Co.	3.800%	12/15/42	1,549	1,242
	Florida Power & Light Co.	4.050%	10/1/44	1,300	1,057
	Florida Power & Light Co.	3.700%	12/1/47	2,849	2,153
	Florida Power & Light Co.	3.950%	3/1/48	3,345	2,657
	Florida Power & Light Co.	4.125%	6/1/48	1,026	829
	Florida Power & Light Co.	3.990%	3/1/49	1,465	1,157
	Florida Power & Light Co.	3.150%	10/1/49	1,745	1,180
	Florida Power & Light Co.	2.875%	12/4/51	3,662	2,336
	Florida Power & Light Co.	5.300%	4/1/53	2,762	2,689
[1]	Georgia Power Co.	4.750%	9/1/40	1,593	1,399
	Georgia Power Co.	4.300%	3/15/42	3,669	3,054
	Georgia Power Co.	4.300%	3/15/43	1,358	1,111
[1]	Georgia Power Co.	3.700%	1/30/50	1,745	1,271
[1]	Georgia Power Co.	3.250%	3/15/51	2,914	1,939
	Georgia Power Co.	5.125%	5/15/52	3,605	3,311
	Iberdrola International BV	6.750%	7/15/36	1,861	2,029
[1]	Idaho Power Co.	4.200%	3/1/48	1,405	1,111
[1]	Idaho Power Co.	5.500%	3/15/53	1,240	1,185
[1]	Idaho Power Co.	5.800%	4/1/54	1,420	1,414
	Indiana Michigan Power Co.	6.050%	3/15/37	593	607
[1]	Indiana Michigan Power Co.	4.550%	3/15/46	1,393	1,162
[1]	Indiana Michigan Power Co.	3.750%	7/1/47	962	689
	Indiana Michigan Power Co.	4.250%	8/15/48	1,281	1,001
	Indiana Michigan Power Co.	3.250%	5/1/51	710	466
	Indiana Michigan Power Co.	5.625%	4/1/53	2,592	2,531
	Interstate Power & Light Co.	6.250%	7/15/39	587	596
	Interstate Power & Light Co.	3.700%	9/15/46	1,004	708
	Interstate Power & Light Co.	3.500%	9/30/49	1,038	714
	Interstate Power & Light Co.	3.100%	11/30/51	511	316
	ITC Holdings Corp.	5.300%	7/1/43	1,670	1,527
[1]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	859	777
	Kentucky Utilities Co.	5.125%	11/1/40	2,891	2,626
	Kentucky Utilities Co.	4.375%	10/1/45	1,729	1,392
	Kentucky Utilities Co.	3.300%	6/1/50	2,470	1,656
	Louisville Gas & Electric Co.	4.250%	4/1/49	843	665
	MidAmerican Energy Co.	5.350%	1/15/34	1,320	1,337
[1]	MidAmerican Energy Co.	5.750%	11/1/35	997	1,028
[1]	MidAmerican Energy Co.	5.800%	10/15/36	1,311	1,343
	MidAmerican Energy Co.	4.800%	9/15/43	3,228	2,874

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	MidAmerican Energy Co.	4.400%	10/15/44	3,375	2,823
	MidAmerican Energy Co.	4.250%	5/1/46	1,105	902
	MidAmerican Energy Co.	3.650%	8/1/48	1,010	747
	MidAmerican Energy Co.	4.250%	7/15/49	2,671	2,169
	MidAmerican Energy Co.	3.150%	4/15/50	2,685	1,780
	MidAmerican Energy Co.	2.700%	8/1/52	620	372
	MidAmerican Energy Co.	5.850%	9/15/54	4,265	4,380
[1]	Mississippi Power Co.	4.250%	3/15/42	1,014	812
[1]	Mississippi Power Co.	3.100%	7/30/51	511	315
	National Grid USA	5.803%	4/1/35	1,770	1,723
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	967	784
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	884	713
[1]	Nevada Power Co.	6.650%	4/1/36	1,196	1,265
[1]	Nevada Power Co.	6.750%	7/1/37	972	1,053
[1]	Nevada Power Co.	3.125%	8/1/50	797	506
[1]	Nevada Power Co.	5.900%	5/1/53	1,117	1,118
	Nevada Power Co.	6.000%	3/15/54	2,345	2,381
	NextEra Energy Capital Holdings Inc.	3.000%	1/15/52	1,180	729
	NextEra Energy Capital Holdings Inc.	5.250%	2/28/53	4,185	3,811
	NiSource Inc.	5.950%	6/15/41	799	784
	NiSource Inc.	5.250%	2/15/43	1,900	1,720
	NiSource Inc.	4.800%	2/15/44	4,023	3,455
	NiSource Inc.	5.650%	2/1/45	2,100	1,993
	NiSource Inc.	4.375%	5/15/47	5,044	4,042
	NiSource Inc.	3.950%	3/30/48	3,093	2,327
	NiSource Inc.	5.000%	6/15/52	943	820
	Northern States Power Co.	6.250%	6/1/36	675	713
	Northern States Power Co.	6.200%	7/1/37	1,206	1,267
	Northern States Power Co.	5.350%	11/1/39	2,115	2,048
	Northern States Power Co.	3.400%	8/15/42	1,629	1,204
	Northern States Power Co.	4.125%	5/15/44	863	698
	Northern States Power Co.	4.000%	8/15/45	1,048	808
	Northern States Power Co.	3.600%	5/15/46	2,581	1,891
	Northern States Power Co.	3.600%	9/15/47	837	613
	Northern States Power Co.	2.900%	3/1/50	1,882	1,201
	Northern States Power Co.	2.600%	6/1/51	1,837	1,094
	Northern States Power Co.	3.200%	4/1/52	515	343
	Northern States Power Co.	4.500%	6/1/52	2,081	1,758
	Northern States Power Co.	5.100%	5/15/53	2,893	2,709
	NorthWestern Corp.	4.176%	11/15/44	1,399	1,086
	NSTAR Electric Co.	5.500%	3/15/40	731	692
	NSTAR Electric Co.	4.400%	3/1/44	932	783
	NSTAR Electric Co.	4.550%	6/1/52	795	670
	NSTAR Electric Co.	4.950%	9/15/52	1,366	1,227
	Oglethorpe Power Corp.	5.950%	11/1/39	496	481
	Oglethorpe Power Corp.	5.375%	11/1/40	2,090	1,886
	Oglethorpe Power Corp.	4.500%	4/1/47	1,106	880
	Oglethorpe Power Corp.	5.050%	10/1/48	1,725	1,470
	Oglethorpe Power Corp.	3.750%	8/1/50	1,501	1,048
	Oglethorpe Power Corp.	5.250%	9/1/50	1,615	1,428
[2,3]	Oglethorpe Power Corp.	6.200%	12/1/53	1,250	1,258
	Ohio Power Co.	4.150%	4/1/48	1,265	982
	Ohio Power Co.	4.000%	6/1/49	1,356	1,028
[1]	Ohio Power Co.	2.900%	10/1/51	1,520	943
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	1,180	913
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	1,149	847
	Oklahoma Gas & Electric Co.	5.600%	4/1/53	1,200	1,161
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	1,132	1,323

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	1,415	1,359
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	1,932	1,686
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	2,069	2,046
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	1,001	773
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	1,639	1,227
	Oncor Electric Delivery Co. LLC	4.100%	11/15/48	2,870	2,272
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	1,633	1,228
[1]	Oncor Electric Delivery Co. LLC	3.100%	9/15/49	3,136	2,085
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	1,097	653
	Oncor Electric Delivery Co. LLC	4.600%	6/1/52	1,696	1,454
	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	1,620	1,474
[2]	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	1,218	1,102
	Oncor Electric Delivery Co. LLC	5.350%	10/1/52	1,039	995
	ONE Gas Inc.	4.658%	2/1/44	745	630
	ONE Gas Inc.	4.500%	11/1/48	1,349	1,100
	Pacific Gas & Electric Co.	6.950%	3/15/34	2,500	2,637
	Pacific Gas & Electric Co.	4.500%	7/1/40	6,579	5,217
	Pacific Gas & Electric Co.	3.300%	8/1/40	3,679	2,515
	Pacific Gas & Electric Co.	4.200%	6/1/41	3,279	2,424
	Pacific Gas & Electric Co.	3.750%	8/15/42	1,342	923
	Pacific Gas & Electric Co.	4.750%	2/15/44	2,896	2,263
	Pacific Gas & Electric Co.	4.300%	3/15/45	1,153	830
	Pacific Gas & Electric Co.	3.950%	12/1/47	3,912	2,656
	Pacific Gas & Electric Co.	4.950%	7/1/50	10,365	8,259
	Pacific Gas & Electric Co.	3.500%	8/1/50	5,677	3,577
	Pacific Gas & Electric Co.	5.250%	3/1/52	1,748	1,443
	Pacific Gas & Electric Co.	6.750%	1/15/53	5,410	5,474
	Pacific Gas & Electric Co.	6.700%	4/1/53	3,225	3,258
	PacifiCorp	5.250%	6/15/35	547	507
	PacifiCorp	6.100%	8/1/36	1,133	1,138
	PacifiCorp	5.750%	4/1/37	1,234	1,181
	PacifiCorp	6.250%	10/15/37	1,472	1,465
	PacifiCorp	6.350%	7/15/38	860	887
	PacifiCorp	6.000%	1/15/39	1,807	1,762
	PacifiCorp	4.100%	2/1/42	890	671
	PacifiCorp	4.125%	1/15/49	1,123	803
	PacifiCorp	4.150%	2/15/50	1,667	1,187
	PacifiCorp	3.300%	3/15/51	3,215	1,969
	PacifiCorp	2.900%	6/15/52	825	466
	PacifiCorp	5.350%	12/1/53	2,842	2,406
	PacifiCorp	5.500%	5/15/54	4,300	3,734
	PECO Energy Co.	5.950%	10/1/36	853	880
	PECO Energy Co.	4.150%	10/1/44	1,025	830
	PECO Energy Co.	3.700%	9/15/47	727	547
	PECO Energy Co.	3.900%	3/1/48	1,482	1,163
	PECO Energy Co.	3.000%	9/15/49	424	276
	PECO Energy Co.	2.800%	6/15/50	1,152	715
	PECO Energy Co.	3.050%	3/15/51	395	256
	PECO Energy Co.	2.850%	9/15/51	1,940	1,197
	PECO Energy Co.	4.600%	5/15/52	796	684
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	880	731
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	993	686
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	1,179	760
	Piedmont Natural Gas Co. Inc.	5.050%	5/15/52	1,386	1,207
	Potomac Electric Power Co.	6.500%	11/15/37	978	1,058
	Potomac Electric Power Co.	4.150%	3/15/43	1,874	1,542
	PPL Electric Utilities Corp.	6.250%	5/15/39	503	537
	PPL Electric Utilities Corp.	4.750%	7/15/43	1,007	889

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PPL Electric Utilities Corp.	4.125%	6/15/44	1,162	940
	PPL Electric Utilities Corp.	4.150%	10/1/45	667	540
	PPL Electric Utilities Corp.	3.950%	6/1/47	1,870	1,463
	PPL Electric Utilities Corp.	4.150%	6/15/48	1,309	1,058
	PPL Electric Utilities Corp.	3.000%	10/1/49	300	197
	PPL Electric Utilities Corp.	5.250%	5/15/53	2,471	2,358
	Progress Energy Inc.	6.000%	12/1/39	1,624	1,613
[1]	Public Service Co. of Colorado	6.250%	9/1/37	1,448	1,498
	Public Service Co. of Colorado	6.500%	8/1/38	452	479
	Public Service Co. of Colorado	3.600%	9/15/42	2,006	1,494
	Public Service Co. of Colorado	4.300%	3/15/44	961	779
	Public Service Co. of Colorado	3.800%	6/15/47	1,337	978
	Public Service Co. of Colorado	4.100%	6/15/48	750	573
	Public Service Co. of Colorado	4.050%	9/15/49	3,128	2,368
[1]	Public Service Co. of Colorado	3.200%	3/1/50	1,606	1,052
[1]	Public Service Co. of Colorado	2.700%	1/15/51	1,510	881
[1]	Public Service Co. of Colorado	4.500%	6/1/52	3,677	2,968
	Public Service Co. of Colorado	5.250%	4/1/53	2,785	2,572
	Public Service Co. of New Hampshire	3.600%	7/1/49	990	726
	Public Service Co. of New Hampshire	5.150%	1/15/53	1,589	1,489
[1]	Public Service Co. of Oklahoma	3.150%	8/15/51	1,096	692
[1]	Public Service Electric & Gas Co.	5.800%	5/1/37	882	891
[1]	Public Service Electric & Gas Co.	5.500%	3/1/40	1,196	1,169
[1]	Public Service Electric & Gas Co.	3.950%	5/1/42	1,212	983
[1]	Public Service Electric & Gas Co.	3.650%	9/1/42	1,028	803
[1]	Public Service Electric & Gas Co.	3.800%	1/1/43	737	584
[1]	Public Service Electric & Gas Co.	3.800%	3/1/46	2,213	1,708
[1]	Public Service Electric & Gas Co.	3.600%	12/1/47	985	732
[1]	Public Service Electric & Gas Co.	4.050%	5/1/48	814	651
[1]	Public Service Electric & Gas Co.	3.850%	5/1/49	930	719
[1]	Public Service Electric & Gas Co.	3.200%	8/1/49	1,535	1,046
[1]	Public Service Electric & Gas Co.	3.150%	1/1/50	897	609
[1]	Public Service Electric & Gas Co.	2.700%	5/1/50	1,492	921
[1]	Public Service Electric & Gas Co.	2.050%	8/1/50	1,554	835
[1]	Public Service Electric & Gas Co.	5.125%	3/15/53	1,770	1,691
	Public Service Electric & Gas Co.	5.450%	8/1/53	830	825
	Puget Sound Energy Inc.	6.274%	3/15/37	1,022	1,051
	Puget Sound Energy Inc.	5.757%	10/1/39	521	510
	Puget Sound Energy Inc.	5.795%	3/15/40	551	541
	Puget Sound Energy Inc.	5.638%	4/15/41	919	885
	Puget Sound Energy Inc.	4.300%	5/20/45	1,043	830
	Puget Sound Energy Inc.	4.223%	6/15/48	2,429	1,914
	Puget Sound Energy Inc.	3.250%	9/15/49	1,660	1,081
	Puget Sound Energy Inc.	2.893%	9/15/51	952	580
	Puget Sound Energy Inc.	5.448%	6/1/53	630	604
	San Diego Gas & Electric Co.	6.000%	6/1/39	825	841
	San Diego Gas & Electric Co.	4.500%	8/15/40	1,211	1,047
[1]	San Diego Gas & Electric Co.	3.750%	6/1/47	845	624
	San Diego Gas & Electric Co.	4.150%	5/15/48	1,135	902
[1]	San Diego Gas & Electric Co.	4.100%	6/15/49	1,134	871
[1]	San Diego Gas & Electric Co.	3.320%	4/15/50	1,286	858
[1]	San Diego Gas & Electric Co.	2.950%	8/15/51	2,425	1,540
	San Diego Gas & Electric Co.	3.700%	3/15/52	1,525	1,099
	San Diego Gas & Electric Co.	5.350%	4/1/53	2,590	2,448
	Sempra	3.800%	2/1/38	3,416	2,773
	Sempra	6.000%	10/15/39	2,824	2,809
	Sempra	4.000%	2/1/48	1,865	1,422
[2]	Sierra Pacific Power Co.	5.900%	3/15/54	1,767	1,744

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern California Edison Co.	6.000%	1/15/34	502	522
[1]	Southern California Edison Co.	5.750%	4/1/35	904	906
[1]	Southern California Edison Co.	5.350%	7/15/35	1,320	1,300
	Southern California Edison Co.	5.625%	2/1/36	944	918
[1]	Southern California Edison Co.	5.550%	1/15/37	1,106	1,053
[1]	Southern California Edison Co.	5.950%	2/1/38	3,050	3,031
	Southern California Edison Co.	6.050%	3/15/39	1,362	1,365
	Southern California Edison Co.	5.500%	3/15/40	3,627	3,435
	Southern California Edison Co.	4.500%	9/1/40	1,295	1,084
	Southern California Edison Co.	4.050%	3/15/42	897	701
[1]	Southern California Edison Co.	3.900%	3/15/43	981	745
	Southern California Edison Co.	4.650%	10/1/43	2,773	2,355
[1]	Southern California Edison Co.	3.600%	2/1/45	1,052	747
	Southern California Edison Co.	4.000%	4/1/47	7,030	5,369
[1]	Southern California Edison Co.	4.125%	3/1/48	3,881	3,028
[1]	Southern California Edison Co.	4.875%	3/1/49	1,031	882
	Southern California Edison Co.	3.650%	2/1/50	3,573	2,535
[1]	Southern California Edison Co.	2.950%	2/1/51	1,436	889
[1]	Southern California Edison Co.	3.650%	6/1/51	2,544	1,767
	Southern California Edison Co.	3.450%	2/1/52	2,557	1,721
[1]	Southern California Edison Co.	5.450%	6/1/52	955	888
	Southern California Edison Co.	5.700%	3/1/53	1,490	1,444
	Southern California Edison Co.	5.875%	12/1/53	2,590	2,574
	Southern California Gas Co.	5.125%	11/15/40	1,252	1,156
	Southern California Gas Co.	3.750%	9/15/42	984	741
[1]	Southern California Gas Co.	4.125%	6/1/48	1,076	834
[1]	Southern California Gas Co.	4.300%	1/15/49	1,791	1,427
[1]	Southern California Gas Co.	3.950%	2/15/50	1,365	1,014
	Southern California Gas Co.	6.350%	11/15/52	1,990	2,128
	Southern California Gas Co.	5.750%	6/1/53	1,910	1,878
	Southern Co.	4.250%	7/1/36	1,603	1,410
	Southern Co.	4.400%	7/1/46	6,212	5,104
	Southern Co. Gas Capital Corp.	5.875%	3/15/41	813	780
	Southern Co. Gas Capital Corp.	4.400%	6/1/43	1,156	920
	Southern Co. Gas Capital Corp.	3.950%	10/1/46	2,445	1,761
	Southern Co. Gas Capital Corp.	4.400%	5/30/47	2,468	1,941
	Southern Power Co.	5.150%	9/15/41	1,821	1,613
	Southern Power Co.	5.250%	7/15/43	1,247	1,095
[1]	Southern Power Co.	4.950%	12/15/46	1,131	947
	Southwest Gas Corp.	3.800%	9/29/46	1,319	924
	Southwest Gas Corp.	4.150%	6/1/49	976	716
	Southwestern Electric Power Co.	6.200%	3/15/40	992	995
[1]	Southwestern Electric Power Co.	3.900%	4/1/45	778	564
[1]	Southwestern Electric Power Co.	3.850%	2/1/48	1,456	1,022
	Southwestern Electric Power Co.	3.250%	11/1/51	771	483
	Southwestern Public Service Co.	4.500%	8/15/41	1,160	972
	Southwestern Public Service Co.	3.400%	8/15/46	822	547
	Southwestern Public Service Co.	3.700%	8/15/47	1,075	760
[1]	Southwestern Public Service Co.	4.400%	11/15/48	1,125	887
	Southwestern Public Service Co.	3.750%	6/15/49	1,213	859
[1]	Southwestern Public Service Co.	3.150%	5/1/50	1,910	1,219
	Spire Missouri Inc.	3.300%	6/1/51	800	526
	Tampa Electric Co.	4.100%	6/15/42	1,050	836
	Tampa Electric Co.	4.300%	6/15/48	1,496	1,157
	Tampa Electric Co.	4.450%	6/15/49	1,872	1,486
	Tampa Electric Co.	3.625%	6/15/50	1,995	1,388
	Tampa Electric Co.	3.450%	3/15/51	1,659	1,102
	Tampa Electric Co.	5.000%	7/15/52	1,120	986

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Toledo Edison Co.	6.150%	5/15/37	1,274	1,303
	Tucson Electric Power Co.	4.850%	12/1/48	875	740
	Tucson Electric Power Co.	4.000%	6/15/50	1,019	751
	Tucson Electric Power Co.	5.500%	4/15/53	1,955	1,832
	Union Electric Co.	5.300%	8/1/37	903	873
	Union Electric Co.	3.900%	9/15/42	1,590	1,227
	Union Electric Co.	3.650%	4/15/45	1,089	797
	Union Electric Co.	4.000%	4/1/48	3,136	2,360
	Union Electric Co.	3.250%	10/1/49	1,221	797
	Union Electric Co.	2.625%	3/15/51	2,185	1,290
	Union Electric Co.	3.900%	4/1/52	2,888	2,194
	Union Electric Co.	5.450%	3/15/53	3,100	2,982
[1]	Virginia Electric & Power Co.	6.000%	1/15/36	1,427	1,463
[1]	Virginia Electric & Power Co.	6.000%	5/15/37	1,521	1,556
	Virginia Electric & Power Co.	6.350%	11/30/37	1,317	1,378
	Virginia Electric & Power Co.	8.875%	11/15/38	3,092	4,017
	Virginia Electric & Power Co.	4.000%	1/15/43	834	659
[1]	Virginia Electric & Power Co.	4.650%	8/15/43	3,340	2,846
	Virginia Electric & Power Co.	4.450%	2/15/44	2,272	1,880
[1]	Virginia Electric & Power Co.	4.200%	5/15/45	3,406	2,664
[1]	Virginia Electric & Power Co.	4.000%	11/15/46	1,546	1,178
	Virginia Electric & Power Co.	4.600%	12/1/48	1,267	1,054
	Virginia Electric & Power Co.	3.300%	12/1/49	2,567	1,729
	Virginia Electric & Power Co.	2.950%	11/15/51	1,288	801
[1]	Virginia Electric & Power Co.	4.625%	5/15/52	4,935	4,136
	Virginia Electric & Power Co.	5.450%	4/1/53	2,800	2,658
	Virginia Electric & Power Co.	5.700%	8/15/53	2,270	2,234
[1]	Washington Gas Light Co.	3.796%	9/15/46	1,518	1,070
[1]	Washington Gas Light Co.	3.650%	9/15/49	1,393	956
	Wisconsin Electric Power Co.	5.700%	12/1/36	625	632
	Wisconsin Electric Power Co.	4.300%	10/15/48	2,712	2,206
	Wisconsin Power & Light Co.	6.375%	8/15/37	981	1,024
	Wisconsin Power & Light Co.	3.650%	4/1/50	543	382
	Wisconsin Public Service Corp.	3.671%	12/1/42	761	566
	Wisconsin Public Service Corp.	4.752%	11/1/44	1,458	1,260
	Wisconsin Public Service Corp.	3.300%	9/1/49	1,240	836
	Wisconsin Public Service Corp.	2.850%	12/1/51	1,453	887
	Xcel Energy Inc.	6.500%	7/1/36	954	1,014
	Xcel Energy Inc.	3.500%	12/1/49	1,644	1,129
					856,095
Total Corporate Bonds (Cost $7,968,708)					6,819,070

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[5]	Vanguard Market Liquidity Fund (Cost $27,745)	5.438%	277,490	27,746
Total Investments (99.0%) (Cost $7,996,453)				6,846,816
Other Assets and Liabilities—Net (1.0%)				66,147
Net Assets (100%)				6,912,963
Cost is in $000.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2023, the aggregate value was $69,863,000, representing 1.0% of net assets.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2023.
4	Securities with a value of $331,000 have been segregated as initial margin for open futures contracts.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Long U.S. Treasury Bond	March 2024	17	1,979	8
Ultra 10-Year U.S. Treasury Note	March 2024	17	1,930	10
				18

Short Futures Contracts
10-Year U.S. Treasury Note	March 2024	(33)	(3,623)	(34)
Ultra Long U.S. Treasury Bond	March 2024	(6)	(738)	(14)
				(48)
				(30)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Corporate Bonds	—	6,819,070	—	6,819,070
Temporary Cash Investments	27,746	—	—	27,746
Total	27,746	6,819,070	—	6,846,816

Derivative Financial Instruments
Assets
Futures Contracts[1]	18	—	—	18
Liabilities
Futures Contracts[1]	48	—	—	48
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.